Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 94.82%
Communication Services : 4.29%
Entertainment : 2.08%
Activision Blizzard Incorporated	170,800	$10,148,936

Media : 2.21%
Omnicom Group Incorporated	132,800	10,759,456

Consumer Discretionary : 13.79%
Hotels, Restaurants & Leisure : 0.78%
Extended Stay America Incorporated	255,700	3,799,702

Household Durables : 5.13%
Helen of Troy Limited †	92,300	16,594,617
Whirlpool Corporation	57,000	8,409,210
		25,003,827

Specialty Retail : 3.71%
American Eagle Outfitters Incorporated	1,004,700	14,769,090
Williams-Sonoma Incorporated	45,500	3,341,520
		18,110,610

Textiles, Apparel & Luxury Goods : 4.17%
Gildan Activewear Incorporated	430,100	12,700,853
HanesBrands Incorporated	513,600	7,626,960
		20,327,813

Financials : 21.13%
Banks : 5.85%
Commerce Bancshares Incorporated	150,108	10,198,338
TCF Financial Corporation	391,313	18,313,448
		28,511,786

Capital Markets : 2.44%
State Street Corporation	150,400	11,896,640

Consumer Finance : 4.89%
FirstCash Financial Services Incorporated	150,200	12,110,626
Synchrony Financial	325,200	11,710,452
		23,821,078

Insurance : 7.95%
Arch Capital Group Limited †	239,700	10,280,733
Fidelity National Financial Incorporated	210,000	9,523,500
Globe Life Incorporated	99,400	10,461,850
The Progressive Corporation	117,600	8,513,064
		38,779,147

Health Care : 10.86%
Health Care Equipment & Supplies : 3.76%
Hill-Rom Holdings Incorporated	74,200	8,423,926
Integra LifeSciences Holdings Corporation †	169,600	9,884,288
		18,308,214

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo C&B Mid Cap Value Fund

	Shares	Value
Health Care Providers & Services : 1.85%
Laboratory Corporation of America Holdings †	53,300	$9,016,761

Life Sciences Tools & Services : 3.23%
Syneos Health Incorporated †	264,700	15,743,033

Pharmaceuticals : 2.02%
Perrigo Company plc	191,100	9,872,226

Industrials : 25.45%
Aerospace & Defense : 3.89%
BWX Technologies Incorporated	156,300	9,703,104
Hexcel Corporation	126,600	9,281,046
		18,984,150

Building Products : 1.44%
Johnson Controls International plc	172,200	7,010,262

Commercial Services & Supplies : 1.54%
Steelcase Incorporated Class A	366,600	7,500,636

Electrical Equipment : 6.59%
Acuity Brands Incorporated	77,000	10,626,000
AMETEK Incorporated	98,900	9,864,286
Eaton Corporation plc	122,600	11,612,672
		32,102,958

Machinery : 8.97%
Colfax Corporation †	319,000	11,605,220
Donaldson Company Incorporated	103,800	5,980,956
Gates Industrial Corporation plc †	423,400	5,825,984
Snap-on Incorporated	59,900	10,147,060
Woodward Governor Company	86,000	10,185,840
		43,745,060

Trading Companies & Distributors : 3.02%
AerCap Holdings NV †	239,300	14,709,771

Information Technology : 11.53%
Electronic Equipment, Instruments & Components : 5.53%
Arrow Electronics Incorporated †	194,000	16,439,560
TE Connectivity Limited	109,800	10,523,232
		26,962,792

IT Services : 4.07%
Alliance Data Systems Corporation	26,400	2,962,080
Amdocs Limited	168,100	12,135,139
Leidos Holdings Incorporated	48,400	4,737,876
		19,835,095

Semiconductors & Semiconductor Equipment : 1.93%
MKS Instruments Incorporated	85,400	9,394,854

Materials : 5.72%
Chemicals : 1.46%
Axalta Coating Systems Limited †	233,800	7,107,520

Containers & Packaging : 1.07%
Crown Holdings Incorporated †	71,900	5,215,626

2

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2019 (unaudited)

			Shares	Value
Metals & Mining : 1.94%
Reliance Steel & Aluminum Company			78,900	$9,449,064

Paper & Forest Products : 1.25%
Schweitzer-Mauduit International Incorporated			145,290	6,100,727

Real Estate : 2.05%
Real Estate Management & Development : 2.05%
CBRE Group Incorporated Class A †			163,400	10,014,786

Total Common Stocks (Cost $374,325,699)				462,232,530

		Yield
Short-Term Investments : 5.08%
Investment Companies : 5.08%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.55%	24,775,657	24,775,657

Total Short-Term Investments (Cost $24,775,657)				24,775,657

Total investments in securities (Cost $399,101,356)	99.90%			487,008,187
Other assets and liabilities, net	0.10			493,961

Total net assets	100.00%			$487,502,148

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	5,733,177	18,975,007	(24,708,184)	0	$0
Wells Fargo Government Money Market Fund Select Class	17,446,499	69,925,511	(62,596,353)	24,775,657	24,775,657

					$24,775,657	5.08%

*	No longer held at the end of the period.

Wells Fargo C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$20,908,392	$0	$0	$20,908,392
Consumer discretionary	67,241,952	0	0	67,241,952
Financials	103,008,651	0	0	103,008,651
Health care	52,940,234	0	0	52,940,234
Industrials	124,052,837	0	0	124,052,837
Information technology	56,192,741	0	0	56,192,741
Materials	27,872,937	0	0	27,872,937
Real estate	10,014,786	0	0	10,014,786
Short-term investments
Investment companies	24,775,657	0	0	24,775,657

Total assets	$487,008,187	$0	$0	$487,008,187

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Common Stock Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 98.13%
Communication Services : 0.95%
Media : 0.95%
Interpublic Group of Companies Incorporated	453,425	$10,474,118

Consumer Discretionary : 9.33%
Auto Components : 1.66%
Dana Incorporated	1,000,693	18,212,613

Diversified Consumer Services : 0.55%
Houghton Mifflin Harcourt Company †	971,462	6,071,638

Hotels, Restaurants & Leisure : 1.18%
Jack in the Box Incorporated	167,023	13,032,805

Household Durables : 1.84%
Mohawk Industries Incorporated †	74,953	10,222,090
Whirlpool Corporation	68,204	10,062,136
		20,284,226

Multiline Retail : 0.62%
Nordstrom Incorporated	167,146	6,841,286

Specialty Retail : 1.84%
Tractor Supply Company	99,459	9,293,449
ULTA Beauty Incorporated †	43,342	10,971,594
		20,265,043

Textiles, Apparel & Luxury Goods : 1.64%
Levi Strauss & Company Class A	512,607	9,888,189
PVH Corporation	77,673	8,167,316
		18,055,505

Consumer Staples : 0.87%
Household Products : 0.87%
Church & Dwight Company Incorporated	135,633	9,540,425

Energy : 2.12%
Oil, Gas & Consumable Fuels : 2.12%
Cimarex Energy Company	181,949	9,550,503
Targa Resources Corporation	339,049	13,843,371
		23,393,874

Financials : 18.04%
Banks : 6.90%
CenterState Bank Incorporated	537,650	13,430,497
Pinnacle Financial Partners Incorporated	237,868	15,223,552
Sterling Bancorp	777,299	16,385,463
Webster Financial Corporation	276,097	14,732,536
Wintrust Financial Corporation	228,511	16,201,430
		75,973,478

Capital Markets : 5.28%
Cboe Holdings Incorporated	118,096	14,171,520
E*TRADE Financial Corporation	481,185	21,831,363

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Common Stock Fund

	Shares	Value
Capital Markets (continued)
Raymond James Financial Incorporated	248,163	$22,200,662
		58,203,545

Insurance : 5.86%
Arch Capital Group Limited †	210,574	9,031,519
Axis Capital Holdings Limited	161,837	9,619,591
CNO Financial Group Incorporated	1,014,078	18,385,234
Reinsurance Group of America Incorporated	90,745	14,796,880
Willis Towers Watson plc	63,083	12,738,981
		64,572,205

Health Care : 11.47%
Biotechnology : 1.68%
Agios Pharmaceuticals Incorporated †	41,776	1,994,804
BioMarin Pharmaceutical Incorporated †	59,435	5,025,229
Neurocrine Biosciences Incorporated †	86,720	9,321,533
Sage Therapeutics Incorporated †«	30,066	2,170,465
		18,512,031

Health Care Equipment & Supplies : 4.51%
Haemonetics Corporation †	51,337	5,898,621
Hologic Incorporated †	339,260	17,712,765
LivaNova plc †	346,196	26,113,564
		49,724,950

Health Care Providers & Services : 3.90%
Humana Incorporated	36,672	13,441,021
Laboratory Corporation of America Holdings †	90,485	15,307,347
Universal Health Services Incorporated Class B	99,078	14,213,730
		42,962,098

Life Sciences Tools & Services : 1.38%
Bio-Rad Laboratories Incorporated Class A †	41,160	15,230,435

Industrials : 21.19%
Aerospace & Defense : 1.28%
Hexcel Corporation	193,008	14,149,416

Airlines : 2.04%
Alaska Air Group Incorporated	135,603	9,187,103
Spirit Airlines Incorporated †	329,265	13,272,672
		22,459,775

Building Products : 3.04%
Armstrong World Industries Incorporated	175,975	16,536,371
Masonite International Corporation †	234,463	16,930,573
		33,466,944

Commercial Services & Supplies : 2.23%
Republic Services Incorporated	97,870	8,772,088
Stericycle Incorporated †	247,388	15,785,828
		24,557,916

Electrical Equipment : 2.36%
AMETEK Incorporated	92,786	9,254,476

2

Wells Fargo Common Stock Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding plc †	311,353	$16,772,586
		26,027,062

Industrial Conglomerates : 1.98%
Carlisle Companies Incorporated	134,895	21,831,407

Machinery : 4.21%
Altra Industrial Motion Corporation	423,944	15,351,012
Gardner Denver Holdings Incorporated †	320,162	11,743,542
Rexnord Corporation †	592,161	19,316,292
		46,410,846

Road & Rail : 1.04%
Saia Incorporated †	122,773	11,432,622

Trading Companies & Distributors : 3.01%
Air Lease Corporation	355,290	16,883,381
United Rentals Incorporated †	97,724	16,297,431
		33,180,812

Information Technology : 18.32%
Electronic Equipment, Instruments & Components : 0.59%
Avnet Incorporated	154,433	6,554,137

IT Services : 5.22%
Amdocs Limited	170,562	12,312,871
Black Knight Incorporated †	228,527	14,735,421
Genpact Limited	375,632	15,840,401
WEX Incorporated †	69,724	14,604,389
		57,493,082

Semiconductors & Semiconductor Equipment : 5.10%
Brooks Automation Incorporated	414,261	17,382,392
Marvell Technology Group Limited	602,781	16,009,863
Maxim Integrated Products Incorporated	198,333	12,199,463
ON Semiconductor Corporation †	434,196	10,585,698
		56,177,416

Software : 7.41%
8x8 Incorporated †	763,766	13,976,918
Cornerstone OnDemand Incorporated †	199,057	11,654,787
Nuance Communications Incorporated	852,451	15,199,201
Proofpoint Incorporated †	101,306	11,627,903
RealPage Incorporated †	260,627	14,008,701
Zendesk Incorporated †	198,434	15,205,997
		81,673,507

Materials : 6.63%
Chemicals : 2.75%
Axalta Coating Systems Limited †	486,793	14,798,507
Westlake Chemical Corporation	220,997	15,502,940
		30,301,447

Containers & Packaging : 1.29%
Crown Holdings Incorporated †	195,779	14,201,809

3

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Common Stock Fund

			Shares	Value
Metals & Mining : 2.59%
Royal Gold Incorporated			83,951	$10,263,010
Steel Dynamics Incorporated			537,043	18,280,944
				28,543,954

Real Estate : 9.21%
Equity REITs : 9.21%
Camden Property Trust			104,242	11,060,076
CoreSite Realty Corporation			136,915	15,350,910
Four Corners Property Trust Incorporated			369,066	10,403,971
Healthcare Realty Trust Incorporated			463,140	15,454,982
SBA Communications Corporation			61,190	14,746,178
Sun Communities Incorporated			106,638	16,006,364
VICI Properties Incorporated			723,530	18,486,190
				101,508,671

Total Common Stocks (Cost $798,060,942)				1,081,321,098

Exchange-Traded Funds : 0.61%
SPDR S&P Biotech ETF «			70,996	6,752,430

Total Exchange-Traded Funds (Cost $3,184,360)				6,752,430

		Yield
Short-Term Investments : 2.07%
Investment Companies : 2.07%
Securities Lending Cash Investments LLC (l)(r)(u)		1.73%	8,774,149	8,775,026
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.55	14,040,467	14,040,467
Total Short-Term Investments (Cost $22,815,258)				22,815,493

Total investments in securities (Cost $824,060,560)	100.81%			1,110,889,021
Other assets and liabilities, net	(0.81)			(8,938,322)

Total net assets	100.00%			$1,101,950,699

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	9,518,064	31,051,813	(31,795,728)	8,774,149	$8,775,026
Wells Fargo Government Money Market Fund Select Class	15,119,436	67,952,218	(69,031,187)	14,040,467	14,040,467

					$22,815,493	2.07%

Wells Fargo Common Stock Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$10,474,118	$0	$0	$10,474,118
Consumer discretionary	102,763,116	0	0	102,763,116
Consumer staples	9,540,425	0	0	9,540,425
Energy	23,393,874	0	0	23,393,874
Financials	198,749,228	0	0	198,749,228
Health care	126,429,514	0	0	126,429,514
Industrials	233,516,800	0	0	233,516,800
Information technology	201,898,142	0	0	201,898,142
Materials	73,047,210	0	0	73,047,210
Real estate	101,508,671	0	0	101,508,671
Exchange-traded funds	6,752,430	0	0	6,752,430
Short-term investments
Investment companies	22,815,493	0	0	22,815,493

Total assets	$1,110,889,021	$0	$0	$1,110,889,021

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 98.05%
Communication Services : 2.23%
Diversified Telecommunication Services : 0.17%
Vonage Holdings Corporation †	8,741	$64,771

Entertainment : 0.34%
Marcus Corporation	3,996	126,953

Interactive Media & Services : 0.81%
QuinStreet Incorporated †	10,294	157,601
The Meet Group Incorporated †	23,103	115,746
Yelp Incorporated †	948	33,019
		306,366

Media : 0.88%
Gray Television Incorporated †	5,659	121,329
Nexstar Media Group Incorporated Class A	1,818	213,161
		334,490

Wireless Telecommunication Services : 0.03%
Boingo Wireless Incorporated †	948	10,381

Consumer Discretionary : 10.06%
Auto Components : 0.42%
Dana Incorporated	6,302	114,696
Modine Manufacturing Company †	5,607	43,174
		157,870

Distributors : 0.39%
Funko Incorporated Class A «†	8,621	147,936

Diversified Consumer Services : 0.81%
Grand Canyon Education Incorporated †	1,027	98,376
K12 Incorporated †	3,531	71,856
Perdoceo Education Corporation †	7,274	133,769
		304,001

Hotels, Restaurants & Leisure : 3.19%
Bloomin’ Brands Incorporated	5,163	113,947
Brinker International Incorporated	4,990	209,580
Churchill Downs Incorporated	610	83,692
Dave & Buster’s Entertainment Incorporated	1,367	54,912
Marriott Vacations Worldwide Corporation	1,169	150,520
Noodles & Company †	16,059	88,967
Penn National Gaming Incorporated †	7,050	180,198
Planet Fitness Incorporated Class A †	349	26,063
PlayAGS Incorporated †	4,162	50,485
Ruth’s Chris Steak House Incorporated	5,575	121,340
Shake Shack Incorporated Class A †	478	28,474
The Cheesecake Factory Incorporated	2,514	97,694
		1,205,872

Household Durables : 2.19%
Helen of Troy Limited †	1,827	328,476
La-Z-Boy Incorporated	3,124	98,344
Taylor Morrison Home Corporation Class A †	5,802	126,832
TopBuild Corporation †	655	67,517

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Disciplined Small Cap Fund

	Shares	Value
Household Durables (continued)
Universal Electronics Incorporated †	3,945	$206,166
		827,335

Internet & Direct Marketing Retail : 0.22%
Stamps.com Incorporated †	982	82,017

Specialty Retail : 1.54%
American Eagle Outfitters Incorporated	6,208	91,258
Asbury Automotive Group Incorporated †	1,148	128,335
Caleres Incorporated	1,859	44,151
Children’s Place Retail Stores Incorporated	981	61,332
Designer Brands Incorporated	3,315	52,178
Rent-A-Center Incorporated	1,260	36,338
Tailored Brands Incorporated «	6,610	27,365
Tilly’s Incorporated Class A	6,464	79,184
Zumiez Incorporated †	1,801	62,207
		582,348

Textiles, Apparel & Luxury Goods : 1.30%
G-III Apparel Group Limited †	1,161	38,894
Movado Group Incorporated	2,259	49,111
Skechers U.S.A. Incorporated Class A †	3,486	150,560
Steven Madden Limited	5,831	250,791
		489,356

Consumer Staples : 2.73%
Beverages : 0.30%
Boston Beer Company Incorporated Class A †	302	114,111

Food & Staples Retailing : 0.87%
Performance Food Group Company †	6,395	329,215

Food Products : 0.69%
Fresh del Monte Produce Incorporated	1,765	61,740
Simply Good Foods Company †	6,895	196,783
		258,523

Personal Products : 0.76%
Medifast Incorporated «	1,785	195,600
USANA Health Sciences Incorporated †	1,156	90,804
		286,404

Tobacco : 0.11%
Turning Point Brands Incorporated	1,480	42,328

Energy : 3.95%
Energy Equipment & Services : 1.62%
Archrock Incorporated	17,760	178,310
Cactus Incorporated Class A	2,822	96,851
Helix Energy Solutions Group Incorporated †	16,545	159,328
Matrix Service Company †	4,860	111,197
ProPetro Holding Corporation †	5,666	63,743
		609,429

Oil, Gas & Consumable Fuels : 2.33%
Ardmore Shipping Corporation †	11,580	104,799
Bonanza Creek Energy Incorporated †	5,362	125,149
Delek US Holdings Incorporated	3,139	105,251
Northern Oil & Gas Incorporated †	22,259	52,086

2

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Par Pacific Holdings Incorporated †	3,133	$72,811
Renewable Energy Group Incorporated †	2,862	77,131
Scorpio Tankers Incorporated	3,322	130,687
SRC Energy Incorporated †	16,038	66,077
World Fuel Services Corporation	3,388	147,107
		881,098

Financials : 17.08%
Banks : 9.40%
BancFirst Corporation	2,388	149,107
Bancorpsouth Bank	1,615	50,727
Bank of N.T. Butterfield & Son Limited	3,912	144,822
Brookline Bancorp Incorporated	10,288	169,340
CenterState Bank Incorporated	4,327	108,088
Central Pacific Financial Company	2,361	69,838
CNB Financial Corporation	4,253	138,988
Enterprise Financial Service	3,926	189,272
First Bancorp of North Carolina	4,148	165,547
First Financial Corporation	3,673	167,930
First Interstate BancSystem Class A	3,798	159,212
First Merchants Corporation	3,121	129,802
Great Southern Bancorp Incorporated	3,092	195,785
Hancock Holding Company	4,986	218,786
Heritage Commerce Corporation	4,965	63,701
Home Bancshares Incorporated	2,688	52,846
Independent Bank Corporation	4,418	100,068
Mercantile Bank Corporation	3,595	131,110
NBT Bancorp Incorporated	2,548	103,347
OFG Bancorp	6,163	145,508
Peoples Bancorp Incorporated	4,902	169,903
Preferred Bank (Los Angeles)	3,005	180,570
Sandy Spring Bancorp Incorporated	2,956	111,973
Simmons First National Corporation Class A	2,842	76,137
Sterling Bancorp	2,647	55,799
The Bancorp Incorporated †	3,488	45,239
TriCo Bancshares	3,092	126,185
Umpqua Holdings Corporation	4,174	73,880
WesBanco Incorporated	1,481	55,967
		3,549,477

Capital Markets : 1.91%
BGC Partners Incorporated Class A	11,829	70,264
Blucora Incorporated †	3,893	101,763
BrightSphere Investment Group Incorporated	4,145	42,362
Evercore Partners Incorporated Class A	1,944	145,333
Houlihan Lokey Incorporated	3,451	168,650
Stifel Financial Corporation	3,148	190,926
		719,298

Consumer Finance : 0.74%
Enova International Incorporated †	6,710	161,443
Regional Management Corporation †	3,886	116,697
		278,140

Insurance : 1.94%
Argo Group International Holdings Limited	1,422	93,497
Health Insurance Innovations Incorporated Class A «†	7,016	135,339
Kemper Corporation	2,517	195,068
National General Holdings Corporation	9,071	200,469

3

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Disciplined Small Cap Fund

	Shares	Value
Insurance (continued)
Selective Insurance Group Incorporated	1,653	$107,759
		732,132

Thrifts & Mortgage Finance : 3.09%
Essent Group Limited	5,182	269,412
First Defiance Financial Corporation	5,216	164,252
MGIC Investment Corporation	11,294	160,036
NMI Holdings Incorporated Class A †	5,839	193,738
Radian Group Incorporated	11,696	294,271
Walker & Dunlop Incorporated	1,335	86,348
		1,168,057

Health Care : 17.55%
Biotechnology : 6.68%
ACADIA Pharmaceuticals Incorporated †	1,706	72,983
Amicus Therapeutics Incorporated †	5,691	55,430
Arena Pharmaceuticals Incorporated †	2,217	100,696
Blueprint Medicines Corporation †	1,342	107,508
CareDx Incorporated †	5,139	110,848
Concert Pharmaceuticals Incorporated †	7,093	65,433
Eagle Pharmaceuticals Incorporated †	1,551	93,184
Emergent BioSolutions Incorporated †	1,729	93,280
Exact Sciences Corporation †	824	76,204
Exelixis Incorporated †	4,887	86,109
Fibrogen Incorporated †	3,231	138,578
Halozyme Therapeutics Incorporated †	5,544	98,295
Heron Therapeutics Incorporated †	4,761	111,884
Intercept Pharmaceuticals Incorporated †	886	109,793
Invitae Corporation «†	1,416	22,840
Ligand Pharmaceuticals Incorporated †	702	73,212
Molecular Templates Incorporated †	12,439	173,959
Pfenex Incorporated †	13,580	149,108
REGENXBIO Incorporated †	1,844	75,549
Rigel Pharmaceuticals Incorporated †	57,172	122,348
Sangamo Therapeutics Incorporated †	11,380	95,251
The Medicines Company †	3,082	261,785
Ultragenyx Pharmaceutical Incorporated †	1,434	61,246
Vanda Pharmaceuticals Incorporated †	2,938	48,213
Vericel Corporation †	6,712	116,789
		2,520,525

Health Care Equipment & Supplies : 3.90%
Apyx Medical Corporation †	9,518	80,522
CONMED Corporation	1,631	182,395
Globus Medical Incorporated Class A †	2,997	176,463
Haemonetics Corporation †	1,087	124,896
Invacare Corporation	15,399	138,899
iRhythm Technologies Incorporated †	1,233	83,955
Novocure Limited †	2,545	214,467
Orthofix Medical Incorporated †	1,361	62,851
Seaspine Holdings Corporation †	9,141	109,783
STAAR Surgical Company †	3,019	106,178
Tactile Systems Technology Class I †	2,858	192,944
		1,473,353

Health Care Providers & Services : 2.61%
Amedisys Incorporated †	1,108	184,947
BioTelemetry Incorporated †	2,314	107,138
Centene Corporation †	2,520	158,432
Ensign Group Incorporated	2,981	135,248
R1 RCM Incorporated †	17,707	229,837
RadNet Incorporated †	6,105	123,932

4

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Health Care Providers & Services (continued)
The Pennant Group Incorporated †	1,439	$47,588
		987,122

Health Care Technology : 0.50%
HMS Holdings Corporation †	2,649	78,410
Omnicell Incorporated †	1,336	109,178
		187,588

Life Sciences Tools & Services : 1.24%
Medpace Holdings Incorporated †	2,609	219,313
PRA Health Sciences Incorporated †	1,092	121,376
Repligen Corporation †	1,381	127,743
		468,432

Pharmaceuticals : 2.62%
ANI Pharmaceuticals Incorporated †	2,156	132,961
BioDelivery Sciences International Incorporated †	16,112	101,828
Catalent Incorporated †	2,779	156,458
Cormedix Incorporated «†	5,345	38,912
Horizon Therapeutics plc †	7,281	263,572
Pacira Pharmaceuticals Incorporated †	2,725	123,443
Recro Pharma Incorporated	2,808	51,471
Supernus Pharmaceuticals Incorporated †	5,026	119,217
		987,862

Industrials : 15.52%
Aerospace & Defense : 1.04%
AAR Corporation	3,247	146,440
Ducommun Incorporated †	1,586	80,141
Moog Incorporated Class A	1,922	164,004
		390,585

Airlines : 0.67%
SkyWest Incorporated	3,886	251,152

Building Products : 0.86%
Builders FirstSource Incorporated †	6,278	159,524
CSW Industrials Incorporated	2,151	165,627
		325,151

Commercial Services & Supplies : 2.17%
Ennis Incorporated	4,929	106,713
Knoll Incorporated	5,798	146,457
McGrath RentCorp	3,127	239,341
Tetra Tech Incorporated	1,735	149,488
UniFirst Corporation	392	79,176
Viad Corporation	1,448	97,740
		818,915

Construction & Engineering : 3.19%
Comfort Systems Incorporated	1,968	98,105
EMCOR Group Incorporated	3,398	293,247
Great Lakes Dredge & Dock Company †	10,884	123,316
MasTec Incorporated †	4,421	283,651
MYR Group Incorporated †	5,531	180,255
Primoris Services Corporation	6,987	155,391

5

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Disciplined Small Cap Fund

	Shares	Value
Construction & Engineering (continued)
Sterling Construction Company Incorporated †	5,097	$71,766
		1,205,731

Electrical Equipment : 1.59%
Atkore International Incorporated †	6,521	263,840
AZZ Incorporated	1,877	86,248
Encore Wire Corporation	3,223	185,000
EnerSys	864	64,653
		599,741

Machinery : 2.68%
Alamo Group Incorporated	974	122,286
EnPro Industries Incorporated	1,889	126,336
Federal Signal Corporation	5,657	182,438
Hillenbrand Incorporated	6,786	226,042
Kennametal Incorporated	2,367	87,319
Meritor Incorporated †	4,712	123,407
Park Ohio Holdings Corporation	4,286	144,224
		1,012,052

Professional Services : 1.54%
Barrett Business Services Incorporated	1,374	124,292
CBIZ Incorporated †	3,351	90,343
CRA International Incorporated	982	53,490
Insperity Incorporated	1,766	151,947
TriNet Group Incorporated †	2,875	162,754
		582,826

Road & Rail : 0.12%
Universal Truckload Services	2,303	43,665

Trading Companies & Distributors : 1.66%
Applied Industrial Technologies Incorporated	1,702	113,506
DXP Enterprises Incorporated †	4,753	189,217
H&E Equipment Services Incorporated	3,958	132,316
Rush Enterprises Incorporated	4,139	192,464
		627,503

Information Technology : 14.34%
Communications Equipment : 0.78%
Ciena Corporation †	5,801	247,645
Extreme Networks Incorporated †	6,276	46,254
		293,899

Electronic Equipment, Instruments & Components : 3.28%
Fabrinet†	2,540	164,694
Insight Enterprises Incorporated †	3,552	249,670
MTS Systems Corporation	3,093	148,557
Napco Security Technologies Incorporated †	1,696	49,845
OSI Systems Incorporated †	1,368	137,812
Sanmina Corporation †	5,813	199,037
SYNNEX Corporation	1,919	247,167
Vishay Precision Group †	1,271	43,214
		1,239,996

IT Services : 4.69%
CACI International Incorporated Class A †	618	154,494
Cardtronics Incorporated Class A †	4,534	202,443
CSG Systems International Incorporated	2,557	132,401

6

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
IT Services (continued)
EPAM Systems Incorporated †	696	$147,663
Evertec Incorporated	4,672	159,035
KBR Incorporated	7,615	232,258
MAXIMUS Incorporated	2,275	169,237
Perficient Incorporated †	5,458	251,450
Science Applications International Corporation	1,833	159,508
Unisys Corporation †	13,702	162,506
		1,770,995

Semiconductors & Semiconductor Equipment : 2.56%
Diodes Incorporated †	2,760	155,581
Entegris Incorporated	3,188	159,687
FormFactor Incorporated †	5,976	155,197
MKS Instruments Incorporated	643	70,736
Silicon Laboratories Incorporated †	1,104	128,042
Ultra Clean Holdings Incorporated †	6,364	149,363
Xperi Corporation	7,966	147,371
		965,977

Software : 3.03%
ACI Worldwide Incorporated †	7,167	271,522
J2 Global Incorporated	2,880	269,885
LivePerson Incorporated †	846	31,302
Qualys Incorporated †	543	45,270
Rapid7 Incorporated †	864	48,401
SPS Commerce Incorporated †	3,884	215,251
Upland Software Incorporated †	490	17,498
Verint Systems Incorporated †	3,764	208,375
Workiva Incorporated †	850	35,743
		1,143,247

Materials : 3.38%
Chemicals : 1.87%
Innospec Incorporated	2,485	257,048
Kooper Holdings Incorporated †	5,523	211,089
Kraton Performance Polymers Incorporated †	3,061	77,505
PolyOne Corporation	2,911	107,096
Trinseo SA	1,407	52,354
		705,092

Containers & Packaging : 0.70%
Berry Global Group Incorporated †	1,835	87,144
Greif Incorporated Class A	4,001	176,844
		263,988

Metals & Mining : 0.81%
Commercial Metals Company	4,329	96,407
Materion Corporation	2,588	153,857
Suncoke Energy Incorporated	9,137	56,924
		307,188

Real Estate : 8.20%
Equity REITs : 7.09%
Armada Hoffler Properties Incorporated	8,811	161,682
Ashford Hospitality Trust Incorporated	19,917	55,568
CareTrust REIT Incorporated	3,915	80,766
Catchmark Timber Trust Incorporated Class A	13,158	150,922
CoreCivic Incorporated	1,668	28,990

7

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Disciplined Small Cap Fund

			Shares	Value
Equity REITs (continued)
CyrusOne Incorporated			2,763	$180,783
Digital Realty Trust Incorporated			846	101,300
Easterly Government Properties Incorporated			7,315	173,585
First Industrial Realty Trust Incorporated			4,312	178,991
Global Medical REIT Incorporated			12,136	160,559
Industrial Logistics Properties Trust			4,957	111,136
New Senior Investment Group Incorporated			11,175	85,489
NexPoint Residential Trust Incorporated			4,192	188,640
Piedmont Office Realty Trust Incorporated Class A			9,381	208,633
Preferred Apartment Communities Incorporated Class A			6,865	91,442
Ryman Hospitality Properties Incorporated			3,419	296,291
STAG Industrial Incorporated			6,424	202,806
UMH Properties Incorporated			6,314	99,319
Xenia Hotels & Resorts Incorporated			5,538	119,676
				2,676,578

Real Estate Management & Development : 1.11%
Kennedy Wilson Holdings Incorporated			6,501	144,972
Newmark Group Incorporated Class A			20,292	273,029
				418,001

Utilities : 3.01%
Electric Utilities : 1.15%
IDACORP Incorporated			1,273	135,956
Portland General Electric Company			4,616	257,527
Spark Energy Incorporated Class A			4,446	41,037
				434,520

Gas Utilities : 0.52%
Southwest Gas Holdings Incorporated			2,591	196,838

Independent Power & Renewable Electricity Producers : 0.39%
Clearway Energy Incorporated Class A			7,598	145,274

Multi-Utilities : 0.72%
Black Hills Corporation			1,408	110,584
Northwestern Corporation			2,259	161,903
				272,487

Water Utilities : 0.23%
Consolidated Water Company			5,225	85,168

Total Common Stocks (Cost $33,589,837)				37,009,354

	Yield
Short-Term Investments : 2.05%
Investment Companies : 1.70%
Securities Lending Cash Investments LLC (l)(r)(u)	1.73%		641,254	641,318

		Maturity date	Principal
U.S. Treasury Securities : 0.35%
U.S. Treasury Bill (z)#	0.00	1-2-2020	$130,000	130,000

Total Short-Term Investments (Cost $771,318)				771,318

8

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — December 31, 2019 (unaudited)

		Value
Total investments in securities (Cost $34,361,155)	100.10%	$37,780,672
Other assets and liabilities, net	(0.10)	(36,348)

Total net assets	100.00%	$37,744,324

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

REIT     Real estate investment trust

21

Futures Contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Russell 2000 E-Mini Index	6	3-20-2020	$502,608	$501,180	$0	$(1,428)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	533,068	12,222,439	(12,114,253)	24,869,760	$641,318
Wells Fargo Government Money Market Fund Select Class *	849,992	21,601,918	(22,451,910)	44,903,820	0

					$641,318	1.70%

*	No longer held at the end of the period.

Wells Fargo Disciplined Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$842,961	$0	$0	$842,961
Consumer discretionary	3,796,730	0	0	3,796,730
Consumer staples	1,030,581	0	0	1,030,581
Energy	1,490,527	0	0	1,490,527
Financials	6,447,104	0	0	6,447,104
Health care	6,624,882	0	0	6,624,882
Industrials	5,857,321	0	0	5,857,321
Information technology	5,414,114	0	0	5,414,114
Materials	1,276,268	0	0	1,276,268
Real estate	3,094,579	0	0	3,094,579
Utilities	1,134,287	0	0	1,134,287
Short-term investments
Investment companies	641,318	0	0	641,318
U.S. Treasury securities	130,000	0	0	130,000

Total assets	$37,780,672	$0	$0	$37,780,672

Liabilities
Futures	$0	$1,428	$0	$1,428

Total liabilities	$0	$1,428	$0	$1,428

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Discovery Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 101.88%
Communication Services : 4.07%
Entertainment : 2.74%
Take-Two Interactive Software Incorporated †	276,900	$33,900,867
World Wrestling Entertainment Incorporated Class A «	437,500	28,380,625
		62,281,492

Interactive Media & Services : 1.33%
Match Group Incorporated †«	368,300	30,241,113

Consumer Discretionary : 13.98%
Diversified Consumer Services : 1.64%
Bright Horizons Family Solutions Incorporated †	248,440	37,338,048

Hotels, Restaurants & Leisure : 4.87%
Chipotle Mexican Grill Incorporated †	40,800	34,154,088
Domino’s Pizza Incorporated	130,500	38,338,290
Vail Resorts Incorporated	158,814	38,088,362
		110,580,740

Internet & Direct Marketing Retail : 3.32%
Chewy Incorporated Class A †«	414,500	12,020,500
Etsy Incorporated †	551,600	24,435,880
MercadoLibre Incorporated †	68,011	38,898,211
		75,354,591

Specialty Retail : 4.15%
Burlington Stores Incorporated †	176,465	40,239,314
Carvana Company †	184,000	16,937,200
Five Below Incorporated †	290,200	37,104,972
		94,281,486

Consumer Staples : 2.88%
Food & Staples Retailing : 1.32%
US Foods Holding Corporation †	716,600	30,018,374

Food Products : 1.56%
Lamb Weston Holdings Incorporated	410,000	35,272,300

Health Care : 24.61%
Biotechnology : 7.43%
CRISPR Therapeutics AG †	170,971	10,412,989
Deciphera Pharmaceuticals Incorporated †	237,279	14,768,245
Exact Sciences Corporation †	493,400	45,629,632
Immunomedics Incorporated †	874,200	18,498,072
Natera Incorporated †	334,561	11,271,360
Sarepta Therapeutics Incorporated †	156,135	20,147,660
Turning Point Therapeutics Incorporated †	279,464	17,407,813
Twist Bioscience Corporation †	468,500	9,838,500
Zai Lab Limited ADR †	340,419	14,158,026
Zymeworks Incorporated †	145,600	6,618,976
		168,751,273

Health Care Equipment & Supplies : 8.77%
DexCom Incorporated †	260,900	57,069,266
Haemonetics Corporation †	276,000	31,712,400
ICU Medical Incorporated †	133,861	25,048,070

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Discovery Fund

	Shares	Value
Health Care Equipment & Supplies (continued)
Insulet Corporation †	225,395	$38,587,624
iRhythm Technologies Incorporated †	384,300	26,166,987
Silk Road Medical Incorporated †	512,444	20,692,489
		199,276,836

Health Care Providers & Services : 3.20%
Amedisys Incorporated †	185,500	30,963,660
HealthEquity Incorporated †	561,800	41,612,526
		72,576,186

Health Care Technology : 1.34%
Veeva Systems Incorporated Class A †	215,700	30,340,362

Life Sciences Tools & Services : 1.37%
Bio-Rad Laboratories Incorporated Class A †	84,300	31,193,529

Pharmaceuticals : 2.50%
Catalent Incorporated †	575,100	32,378,130
Elanco Animal Health Incorporated †	828,018	24,385,130
		56,763,260

Industrials : 22.80%
Aerospace & Defense : 2.71%
Mercury Computer Systems Incorporated †	472,319	32,641,966
Teledyne Technologies Incorporated †	83,100	28,797,474
		61,439,440

Building Products : 1.01%
Trex Company Incorporated †	256,300	23,036,244

Commercial Services & Supplies : 9.83%
Casella Waste Systems Incorporated Class A †	826,074	38,024,186
IAA Incorporated †	749,000	35,247,940
MSA Safety Incorporated	284,000	35,886,240
Tetra Tech Incorporated	427,800	36,859,248
The Brink’s Company	311,500	28,246,820
Waste Connections Incorporated	540,529	49,074,628
		223,339,062

Construction & Engineering : 1.45%
WillScot Corporation †	1,777,250	32,861,353

Industrial Conglomerates : 1.76%
Carlisle Companies Incorporated	246,700	39,925,928

Machinery : 2.92%
The Middleby Corporation †	249,400	27,314,288
Woodward Governor Company	328,400	38,895,696
		66,209,984

Professional Services : 0.39%
Clarivate Analytics plc †	526,740	8,849,232

Road & Rail : 1.52%
Saia Incorporated †	371,000	34,547,520

Trading Companies & Distributors : 1.21%
SiteOne Landscape Supply Incorporated †	304,143	27,570,563

2

Wells Fargo Discovery Fund	Portfolio of investments — December 31, 2019 (unaudited)

		Shares	Value
Information Technology : 29.98%

Communications Equipment : 1.29%
Motorola Solutions Incorporated		180,900	$29,150,226

Electronic Equipment, Instruments & Components : 2.44%
Novanta Incorporated †		361,740	31,992,286
Rogers Corporation †		186,899	23,311,912
			55,304,198

IT Services : 15.99%
Black Knight Incorporated †		682,519	44,008,825
Booz Allen Hamilton Holding Corporation		621,200	44,185,956
EPAM Systems Incorporated †		211,479	44,867,385
Euronet Worldwide Incorporated †		273,372	43,072,492
MongoDB Incorporated †«		256,600	33,771,126
Okta Incorporated †		264,800	30,549,976
Twilio Incorporated Class A †«		315,900	31,046,652
WEX Incorporated †		244,900	51,296,754
WNS Holdings Limited ADR †		610,300	40,371,345
			363,170,511

Semiconductors & Semiconductor Equipment : 1.23%
Lattice Semiconductor Corporation †		1,460,800	27,959,712

Software : 7.76%
Avalara Incorporated †		359,400	26,326,050
Elastic NV †		357,200	22,967,960
Envestnet Incorporated †		361,125	25,145,134
Fair Isaac Corporation †		86,300	32,334,884
Globant SA †		289,300	30,680,265
Zendesk Incorporated †		505,900	38,767,117
			176,221,410

Technology Hardware, Storage & Peripherals : 1.27%
NCR Corporation †		821,300	28,876,908

Materials : 2.58%
Chemicals : 1.18%
Ingevity Corporation †		307,100	26,834,398

Containers & Packaging : 1.40%
AptarGroup Incorporated		274,200	31,703,004

Real Estate : 0.98%
Equity REITs : 0.98%
Lexington Corporate Properties Trust		2,085,900	22,152,257

Total Common Stocks (Cost $1,686,724,300)			2,313,421,540

	Yield
Short-Term Investments : 4.30%
Investment Companies : 4.30%
Securities Lending Cash Investments LLC (l)(r)(u)	1.73%	64,585,820	64,592,279
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.55	33,106,864	33,106,864
Total Short-Term Investments (Cost $97,698,847)			97,699,143

3

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Discovery Fund

		Value
Total investments in securities (Cost $1,784,423,147)	106.18%	$2,411,120,683
Other assets and liabilities, net	(6.18)	(140,328,964)

Total net assets	100.00%	$2,270,791,719

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	125,444,271	198,873,289	(259,731,740)	64,585,820	$64,592,279
Wells Fargo Government Money Market Fund Select Class	34,896,690	178,997,572	(180,787,398)	33,106,864	33,106,864

					$97,699,143	4.30%

Wells Fargo Discovery Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$92,522,605	$0	$0	$92,522,605
Consumer discretionary	317,554,865	0	0	317,554,865
Consumer staples	65,290,674	0	0	65,290,674
Health care	558,901,446	0	0	558,901,446
Industrials	517,779,326	0	0	517,779,326
Information technology	680,682,965	0	0	680,682,965
Materials	58,537,402	0	0	58,537,402
Real estate	22,152,257	0	0	22,152,257
Short-term investments
Investment companies	97,699,143	0	0	97,699,143

Total assets	$2,411,120,683	$0	$0	$2,411,120,683

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 87.08%
Communication Services : 0.92%
Media : 0.92%
Comcast Corporation Class A	240,000	$10,792,800

Consumer Discretionary : 0.56%
Specialty Retail : 0.56%
The Home Depot Incorporated	30,000	6,551,400

Consumer Staples : 0.37%
Food Products : 0.37%
Lamb Weston Holdings Incorporated	50,001	4,301,586

Energy : 1.16%
Oil, Gas & Consumable Fuels : 1.16%
ONEOK Incorporated	180,000	13,620,600

Financials : 1.23%
Insurance : 1.23%
Chubb Limited	35,000	5,448,100
The Allstate Corporation	80,000	8,996,000
		14,444,100

Health Care : 12.74%
Health Care Equipment & Supplies : 3.85%
Abbott Laboratories	100,000	8,686,000
Becton Dickinson & Company	55,000	14,958,350
Danaher Corporation	140,000	21,487,200
ElectroCore LLC «†	30,000	47,700
		45,179,250

Health Care Providers & Services : 1.42%
Anthem Incorporated	50,000	15,101,500
HCA Healthcare Incorporated	10,000	1,478,100
		16,579,600

Life Sciences Tools & Services : 3.51%
Agilent Technologies Incorporated	80,000	6,824,800
Bio-Rad Laboratories Incorporated Class A †	15,000	5,550,450
Illumina Incorporated †	2,000	663,480
IQVIA Holdings Incorporated †	35,000	5,407,850
Thermo Fisher Scientific Incorporated	70,000	22,740,900
		41,187,480

Pharmaceuticals : 3.96%
Bristol-Myers Squibb Company	520,000	33,378,800
Horizon Therapeutics plc †	100,000	3,620,000
Merck KGaA ADR	400,000	9,478,000
		46,476,800

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Diversified Capital Builder Fund

	Shares	Value
Industrials : 12.52%
Aerospace & Defense : 6.04%
Curtiss-Wright Corporation	165,000	$23,246,850
Huntington Ingalls Industries Incorporated	65,000	16,307,200
L3Harris Technologies	105,000	20,776,350
Lockheed Martin Corporation	10,000	3,893,800
Raytheon Company	30,000	6,592,200
		70,816,400

Electrical Equipment : 1.40%
AMETEK Incorporated	165,000	16,457,100

Industrial Conglomerates : 0.38%
Honeywell International Incorporated	15,000	2,655,000
Roper Technologies Incorporated	5,000	1,771,150
		4,426,150

Machinery : 4.70%
Crane Company	100,000	8,638,000
IDEX Corporation	120,000	20,640,000
Illinois Tool Works Incorporated	15,000	2,694,450
John Bean Technologies Corporation	180,000	20,278,800
Oshkosh Corporation	30,000	2,839,500
		55,090,750

Information Technology : 31.27%
Communications Equipment : 1.14%
Cisco Systems Incorporated	280,000	13,428,800

Electronic Equipment, Instruments & Components : 6.00%
Amphenol Corporation Class A	370,000	40,045,100
Corning Incorporated	300,000	8,733,000
FLIR Systems Incorporated	345,000	17,964,150
MTS Systems Corporation	75,000	3,602,250
		70,344,500

IT Services : 5.85%
Akamai Technologies Incorporated †	340,000	29,369,200
Fiserv Incorporated †	60,000	6,937,800
Leidos Holdings Incorporated	330,000	32,303,700
		68,610,700

Semiconductors & Semiconductor Equipment : 9.03%
Advanced Micro Devices Incorporated †	300,000	13,758,000
Analog Devices Incorporated	20,000	2,376,800
Broadcom Incorporated	150,000	47,403,000
Microchip Technology Incorporated «	235,000	24,609,200
Micron Technology Incorporated †	35,000	1,882,300
Texas Instruments Incorporated	70,000	8,980,300
Xilinx Incorporated	70,000	6,843,900
		105,853,500

Software : 8.45%
Adobe Systems Incorporated †	115,000	37,928,150
ANSYS Incorporated †	45,000	11,583,450
Nutanix Incorporated Class A †	50,000	1,563,000

2

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Software (continued)
Palo Alto Networks Incorporated †	55,000	$12,718,750
Salesforce.com Incorporated †	80,000	13,011,200
ServiceNow Incorporated †	37,000	10,445,840
Synopsys Incorporated †	85,000	11,832,000
		99,082,390

Technology Hardware, Storage & Peripherals : 0.80%
Pure Storage Incorporated Class A †	175,000	2,994,250
Western Digital Corporation	100,000	6,347,000
		9,341,250

Materials : 7.89%
Chemicals : 6.11%
Celanese Corporation Series A	75,000	9,234,000
Eastman Chemical Company	80,000	6,340,800
Huntsman Corporation	630,000	15,220,800
LyondellBasell Industries NV Class A	280,000	26,454,400
The Sherwin-Williams Company	17,000	9,920,180
Tronox Holdings plc Class A	150,000	1,713,000
Westlake Chemical Corporation	40,000	2,806,000
		71,689,180

Containers & Packaging : 1.78%
AptarGroup Incorporated	81,500	9,423,030
Berry Global Group Incorporated †	240,000	11,397,600
		20,820,630

Real Estate : 2.70%
Equity REITs : 2.70%
Crown Castle International Corporation	190,000	27,008,500
Iron Mountain Incorporated	50,000	1,593,500
Saul Centers Incorporated	57,168	3,017,327
		31,619,327

Utilities : 15.72%
Electric Utilities : 4.10%
American Electric Power Company Incorporated	390,000	36,858,900
Pinnacle West Capital Corporation	125,000	11,241,250
		48,100,150

Gas Utilities : 2.77%
Atmos Energy Corporation	290,000	32,439,400

Independent Power & Renewable Electricity Producers : 3.04%
Vistra Energy Corporation	1,550,000	35,634,500

Multi-Utilities : 5.81%
CMS Energy Corporation	530,000	33,305,200
DTE Energy Company	260,000	33,766,200
NiSource Incorporated	40,000	1,113,600
		68,185,000

Total Common Stocks (Cost $807,784,273)		1,021,073,343

3

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Diversified Capital Builder Fund

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 10.73%
Communication Services : 0.22%
Media : 0.22%
McGraw-Hill Global Education Holdings LLC «144A	7.88%	5-15-2024	$3,000,000	$2,580,000

Consumer Discretionary : 0.24%
Household Durables : 0.24%
Installed Building Company 144A	5.75	2-1-2028	2,700,000	2,885,625

Consumer Staples : 0.18%
Food Products : 0.18%
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	2,000,000	2,120,000

Health Care : 2.28%
Health Care Equipment & Supplies : 0.64%
Teleflex Incorporated	4.88	6-1-2026	7,175,000	7,497,875

Health Care Providers & Services : 1.33%
Davita Incorporated	5.00	5-1-2025	7,000,000	7,201,250
Davita Incorporated	5.13	7-15-2024	1,000,000	1,025,000
West Street Merger Subordinate Bond Incorporated 144A	6.38	9-1-2025	7,400,000	7,381,500
				15,607,750

Pharmaceuticals : 0.31%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	2,500,000	2,592,500
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	1,000,000	1,035,000
				3,627,500

Industrials : 2.90%
Aerospace & Defense : 0.77%
TransDigm Group Incorporated	6.38	6-15-2026	7,000,000	7,424,270
TransDigm Group Incorporated	6.50	5-15-2025	1,500,000	1,560,000
				8,984,270

Commercial Services & Supplies : 0.13%
ACCO Brands Corporation 144A	5.25	12-15-2024	1,500,000	1,561,875

Electrical Equipment : 0.70%
Resideo Funding Incorporated 144A	6.13	11-1-2026	8,112,000	8,172,840

Machinery : 0.95%
SPX FLOW Incorporated 144A	5.88	8-15-2026	10,500,000	11,103,750

Trading Companies & Distributors : 0.35%
WESCO Distribution Incorporated	5.38	6-15-2024	4,000,000	4,150,000

Information Technology : 3.02%
Communications Equipment : 0.52%
CommScope Incorporated 144A	5.50	6-15-2024	6,000,000	6,075,120

Electronic Equipment, Instruments & Components : 1.46%
MTS Systems Corporation 144A	5.75	8-15-2027	3,000,000	3,135,000

4

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components (continued)
TTM Technologies Incorporated 144A	5.63%	10-1-2025	$13,505,000	$13,960,794
				17,095,794

IT Services : 0.87%
Gartner Incorporated 144A	5.13	4-1-2025	9,779,000	10,182,384

Technology Hardware, Storage & Peripherals : 0.17%
Western Digital Corporation	4.75	2-15-2026	2,000,000	2,085,000

Materials : 1.71%
Chemicals : 1.53%
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	8,579,025
Olin Corporation	5.50	8-15-2022	1,000,000	1,070,000
Platform Specialty Products Corporation 144A	5.88	12-1-2025	3,000,000	3,138,750
Rayonier Advanced Materials Products Incorporated «144A	5.50	6-1-2024	4,130,000	3,107,825
Valvoline Incorporated	4.38	8-15-2025	2,000,000	2,063,760
				17,959,360

Containers & Packaging : 0.18%
Berry Global Incorporated 144A	4.50	2-15-2026	2,000,000	2,054,400

Real Estate : 0.18%
Equity REITs : 0.18%
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,000,000	2,090,000

Total Corporate Bonds and Notes (Cost $122,086,276)				125,833,543

Yankee Corporate Bonds and Notes : 1.88%
Financials : 0.44%
Diversified Financial Services : 0.44%
Tronox Finance plc 144A	5.75	10-1-2025	5,000,000	5,093,600

Information Technology : 1.44%
Technology Hardware, Storage & Peripherals : 1.44%
Seagate HDD	4.75	6-1-2023	9,500,000	10,094,872
Seagate HDD	4.88	6-1-2027	6,396,000	6,789,941
				16,884,813

Total Yankee Corporate Bonds and Notes (Cost $20,051,762)				21,978,413

	Yield		Shares
Short-Term Investments : 2.89%
Investment Companies : 2.89%
Securities Lending Cash Investments LLC (l)(r)(u)	1.73		29,078,362	29,081,270

5

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Diversified Capital Builder Fund

		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.55%	4,827,496	$4,827,496
Total Short-Term Investments (Cost $33,908,766)				33,908,766
Total investments in securities (Cost $983,831,077)	102.58%			1,202,794,065
Other assets and liabilities, net	(2.58)			(30,204,970)

Total net assets	100.00%			$1,172,589,095

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	5,714,900	74,094,715	(50,731,253)	29,078,362	29,081,270
Wells Fargo Government Money Market Fund Select Class	5,712,610	37,935,631	(38,820,745)	4,827,496	4,827,496

					$33,908,766	2.89%

Wells Fargo Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$10,792,800	$0	$0	$10,792,800
Consumer discretionary	6,551,400	0	0	6,551,400
Consumer staples	4,301,586	0	0	4,301,586
Energy	13,620,60	0	0	13,620,600
Financials	14,444,100	0	0	14,444,100
Health care	149,423,130	0	0	149,423,130
Industrials	146,790,400	0	0	146,790,400
Information technology	366,661,140	0	0	366,661,140
Materials	92,509,810	0	0	92,509,810
Real estate	31,619,327	0	0	31,619,327
Utilities	184,359,050	0	0	184,359,050
Corporate bonds and notes	0	125,833,543	0	125,833,543
Yankee corporate bonds and notes	0	21,978,413	0	21,978,413
Short-term investments
Investment companies	33,908,766	0	0	33,908,766

Total assets	$1,054,982,109	$147,811,956	$0	$1,202,794,065

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended December 31, 2019 the Fund did not have any transfers into/out of Level 3.

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 1.00%
Avis Budget Rental Car Funding Series 2019-2A Class C 144A	4.24%	9-22-2025	$2,000,000	$2,073,833
Chesapeake Funding II LLC Series 2018-1A Class D 144A	3.92	4-15-2030	1,980,000	2,010,112
Hertz Vehicle Financing LLC Series 2019-1A Class B 144A	4.10	3-25-2023	1,380,000	1,415,139
Santander Retail Auto Lease Trust Series 2019-A Class D 144A	3.66	5-20-2024	2,000,000	2,021,963
Total Asset-Backed Securities (Cost $7,395,025)				7,521,047

			Shares
Common Stocks : 27.93%
Communication Services : 0.97%
Diversified Telecommunication Services : 0.44%
AT&T Incorporated			43,274	1,691,148
Hellenic Telecommunications Organization SA			4,900	78,378
PT Telekomunikasi Indonesia Persero Tbk			995,200	285,102
Verizon Communications Incorporated			20,017	1,229,044

				3,283,672
Media : 0.26%
Comcast Corporation Class A			21,325	958,985
MultiChoice Group Limited †			18,853	156,817
Sinclair Broadcast Group Incorporated Class A			25,911	863,873
				1,979,675

Wireless Telecommunication Services : 0.27%
China Mobile Limited			35,500	298,404
KDDI Corporation			32,066	956,732
Mobile TeleSystems PJSC ADR			27,131	275,380
MTN Group Limited			31,862	187,655
SK Telecom Company Limited			1,436	295,885
				2,014,056

Consumer Discretionary : 1.19%
Automobiles : 0.29%
Geely Automobile Holdings Limited			77,000	150,595
General Motors Company			28,578	1,045,955
Guangzhou Automobile Group Company Limited H Shares			134,000	166,806
Hyundai Motor Company			1,405	146,340
Peugeot SA			28,928	691,154
				2,200,850

Hotels, Restaurants & Leisure : 0.34%
Sands China Limited			316,054	1,689,315
Wyndham Worldwide Corporation			16,875	872,269
				2,561,584

Household Durables : 0.34%
Coway Company Limited			2,105	169,463
Haier Smart Home Company Limited Class A			123,399	345,447
Hangzhou Robam Appliances Company Limited			35,899	174,246
Midea Group Company Limited Class A			42,999	359,575
Persimmon plc			42,426	1,514,522
				2,563,253

Multiline Retail : 0.13%
Target Corporation			7,344	941,574

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Shares	Value
Specialty Retail : 0.07%
China Yongda Automobiles Service Holding Company	161,500	$147,152
Petrobras Distribuidora SA	31,600	236,798
Truworths International Limited	48,610	170,756
		554,706

Textiles, Apparel & Luxury Goods : 0.02%
Eclat Textile Company Limited	11,000	147,880

Consumer Staples : 0.86%
Food & Staples Retailing : 0.20%
Wal-Mart de Mexico SAB de CV	76,000	218,182
Walmart Incorporated	10,911	1,296,663
		1,514,845

Food Products : 0.46%
Dali Foods Group Company Limited 144A	234,000	173,271
Inner Mongolia Yili Industrial Group Company Limited Class A	68,799	305,589
Lamb Weston Holdings Incorporated	20,000	1,720,600
Nestle SA	7,303	790,661
Uni-President China Holdings Limited	152,000	159,563
WH Group Limited 144A	317,500	328,000
		3,477,684

Household Products : 0.17%
The Procter & Gamble Company	9,851	1,230,390

Personal Products : 0.03%
Hengan International Group Company Limited	28,600	203,701

Energy : 4.15%
Energy Equipment & Services : 0.02%
USA Compression Partners LP	7,957	144,340

Oil, Gas & Consumable Fuels : 4.13%
Alliance Resource Partners LP	16,554	179,114
Bharat Petroleum Corporation Limited	54,603	376,027
Black Stone Minerals LP	26,943	342,715
BP Midstream Partners LP	7,698	120,166
Calumet Specialty Products LP †	10,020	36,573
Capital Product Partners LP	2,260	30,374
Cheniere Energy Partners LP	6,755	268,917
CNOOC Limited	522,297	868,674
CNX Midstream Partners LP	6,792	111,796
ConocoPhillips	16,500	1,072,995
Consol Coal Resources LP	848	7,971
Crestwood Equity Partners LP	7,939	244,680
CrossAmerica Partners LP	1,725	31,136
DCP Midstream LP	14,468	354,321
Delek Logistics Partners LP	1,419	45,351
Dorchester Minerals LP	4,704	91,775
Enable Midstream Partners LP	9,135	91,624
Energy Transfer Equity LP	372,381	4,777,648
Enterprise Products Partners	240,396	6,769,551
Enviva Partners LP	3,403	126,966
EQT Midstream Partners LP	13,274	397,025
Gazprom PAO ADR	33,474	275,424
Genesis Energy LP	17,811	364,769
Global Partners LP	4,502	90,760
Golar LNG Partners LP	7,769	68,678
Green Plains Partners LP	1,832	25,318
Hess Midstream LP	2,493	56,541
Hindustan Petroleum Corporation Limited	63,441	235,088
Holly Energy Partners LP	7,321	162,160

2

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
KNOT Offshore Partners LP	3,537	$70,068
Lukoil PJSC ADR	3,022	299,722
Magellan Midstream Partners LP	36,886	2,319,023
MPLX LP	61,532	1,566,605
Natural Resource Partners LP	1,307	26,284
NGL Energy Partners LP	20,678	234,489
Noble Midstream Partners LP	5,392	143,212
NuStar Energy LP	15,841	409,490
Oasis Midstream Partners LP	1,747	28,983
ONEOK Incorporated	24,000	1,816,080
PBF Logistics LP	4,413	89,363
Pembina Pipeline Corporation	21,224	786,655
PetroChina Company Limited H Shares	380,000	190,675
Phillips 66 Partners LP	9,188	566,348
Plains All American Pipeline LP	70,545	1,297,323
PTT Exploration & Production plc	38,200	161,101
S-Oil Corporation	2,308	189,560
Shell Midstream Partners LP	20,722	418,792
Sprague Resources LP	1,616	27,343
Summit Midstream Partners LP	6,681	22,114
Sunoco LP	8,686	265,792
Tatneft ADR	2,241	165,520
TC Pipelines LP	8,751	370,167
Teekay Offshore Partners LP †	17,929	27,611
USD Partners LP	1,576	15,618
Valero Energy Corporation	12,571	1,177,274
Western Midstream Partners LP	32,191	633,841
		30,943,190

Financials : 3.99%
Banks : 1.43%
Absa Group Limited	23,195	247,252
Banco Santander Brasil SA	14,000	173,130
Banco Santander Chile	2,782,184	159,098
Bancolombia SA ADR	3,290	180,259
Bangkok Bank PCL	25,000	133,026
Bank of the Philippine Islands	89,210	154,834
Barclays plc	355,606	846,168
BNP Paribas SA	17,182	1,018,195
China Construction Bank H Shares	853,000	736,713
CIMB Group Holdings Bhd	151,238	190,411
Citigroup Incorporated	16,731	1,336,640
Credicorp Limited	695	148,125
Grupo Financiero Banorte SAB de CV	30,720	171,509
Industrial & Commercial Bank of China Limited H Shares	883,000	679,902
ING Groep NV	90,800	1,088,577
JPMorgan Chase & Company	11,947	1,665,412
KB Financial Group Incorporated	7,957	327,812
National Commercial Bank	18,405	241,635
PT Bank Rakyat Indonesia Tbk	988,900	313,012
Qatar National Bank	30,440	172,139
RHB Capital Bhd	109,500	154,727
Sberbank PJSC of Russia ADR	20,866	343,037
Standard Bank Group Limited	17,634	211,920
		10,693,533

Capital Markets : 0.64%
3i Group plc	62,073	902,796
Ares Capital Corporation	87,753	1,636,593
B3 Brasil Bolsa Balcao SA	42,600	457,636
Banco BTG Pactual SA	17,200	326,731
CITIC Securities Company Limited H Shares	124,500	284,077
Intermediate Capital Group	46,988	1,002,069

3

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Shares	Value
Capital Markets (continued)
NH Investment & Securities Company Limited	14,720	$161,026
		4,770,928

Diversified Financial Services : 0.10%
ORIX Corporation	47,800	792,111

Insurance : 1.26%
China Life Insurance Company H Shares	93,000	258,390
Chubb Limited	20,000	3,113,200
Legal & General Group plc	317,284	1,273,431
PICC Property & Casualty Company Limited H Shares	146,000	175,935
Ping An Insurance Group Company H Shares	136,900	1,618,070
Powszechny Zaklad Ubezpieczen SA	20,114	212,433
The Allstate Corporation	25,000	2,811,250
		9,462,709

Mortgage REITs : 0.56%
Ladder Capital Corporation	67,560	1,218,782
MFA Financial Incorporated	151,228	1,156,894
New Residential Investment Corporation	55,640	896,360
Redwood Trust Incorporated	55,115	911,602
		4,183,638

Health Care : 2.74%
Biotechnology : 0.47%
AbbVie Incorporated	13,575	1,201,931
Amgen Incorporated	5,095	1,228,252
Gilead Sciences Incorporated	16,760	1,089,065
		3,519,248

Health Care Equipment & Supplies : 0.72%
Abbott Laboratories	25,000	2,171,500
Becton Dickinson & Company	8,000	2,175,760
Danaher Corporation	7,000	1,074,360
		5,421,620

Health Care Providers & Services : 0.20%
Sinopharm Group Company Limited H Shares	68,400	249,731
UnitedHealth Group Incorporated	4,342	1,276,461
		1,526,192

Life Sciences Tools & Services : 0.28%
Agilent Technologies Incorporated	5,000	426,550
Thermo Fisher Scientific Incorporated	5,000	1,624,350
		2,050,900

Pharmaceuticals : 1.07%
Astellas Pharma Incorporated	73,762	1,259,116
Bristol-Myers Squibb Company	30,589	1,963,508
Johnson & Johnson	7,282	1,062,225
Novartis AG	13,842	1,310,693
Roche Holding AG	3,719	1,208,685
Sanofi SA	12,100	1,216,374
		8,020,601

4

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Industrials : 2.97%
Aerospace & Defense : 0.79%
Curtiss-Wright Corporation	14,000	$1,972,460
Huntington Ingalls Industries Incorporated	8,000	2,007,040
Raytheon Company	9,000	1,977,660
		5,957,160

Airlines : 0.17%
Air China Limited H Shares	166,000	168,507
Delta Air Lines Incorporated	18,657	1,091,061
		1,259,568

Construction & Engineering : 0.29%
Bouygues SA	28,961	1,230,553
China Communications Construction Company Limited H Shares	272,000	221,655
China Communications Services Corporation Limited H Shares	362,000	263,871
China State Construction Engineering Corporation Limited Class A	228,400	184,276
China State Construction International Holdings	286,000	259,857
		2,160,212

Electrical Equipment : 0.34%
AMETEK Incorporated	15,000	1,496,100
Schneider Electric SE	9,987	1,025,021
		2,521,121

Industrial Conglomerates : 0.45%
Honeywell International Incorporated	17,025	3,013,425
Sime Darby Bhd	113,700	61,707
The Bidvest Group Limited	20,086	293,661
		3,368,793

Machinery : 0.67%
Hyundai Robotics Company Limited	632	184,448
IDEX Corporation	9,000	1,548,000
Ingersoll-Rand plc	6,018	799,913
John Bean Technologies Corporation	20,000	2,253,200
Zhengzhou Yutong Bus Company Limited Class A	104,600	213,984
		4,999,545

Trading Companies & Distributors : 0.16%
Itochu Corporation	52,753	1,222,639

Transportation Infrastructure : 0.10%
Beijing Capital International Airport Company Limited H Shares	256,000	248,040
China Merchants Port Holdings Company Limited	200,000	338,283
Grupo Aeroportuario del Pacifico SAB de CV Class B	15,240	181,155
		767,478

Information Technology : 6.25%
Communications Equipment : 0.37%
Accton Technology Corporation	25,000	140,107
Cisco Systems Incorporated	55,380	2,656,025
		2,796,132

Electronic Equipment, Instruments & Components : 0.95%
Amphenol Corporation Class A	25,000	2,705,750
Corning Incorporated	85,000	2,474,350

5

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Delta Electronics Incorporated	53,000	$267,855
FLIR Systems Incorporated	22,000	1,145,540
Hon Hai Precision Industry Company Limited	99,600	301,687
Largan Precision Company Limited	1,200	200,153
		7,095,335

IT Services : 0.83%
Infosys Limited ADR	34,909	360,261
International Business Machines Corporation	8,814	1,181,429
Leidos Holdings Incorporated	30,000	2,936,700
Tech Mahindra Limited	44,491	475,152
Visa Incorporated Class A	6,523	1,225,672
		6,179,214

Semiconductors & Semiconductor Equipment : 1.75%
ASE Technology Holding Company Limited	77,000	213,711
ASM Pacific Technology	18,000	249,708
Broadcom Incorporated	10,000	3,160,200
Cypress Semiconductor Corporation	100,000	2,333,000
KLA-Tencor Corporation	5,350	953,210
Mediatek Incorporated	37,600	556,280
Microchip Technology Incorporated	9,000	942,480
SK Hynix Incorporated	5,647	459,314
Taiwan Semiconductor Manufacturing Company Limited	168,000	1,855,022
Texas Instruments Incorporated	18,620	2,388,760
		13,111,685

Software : 1.05%
Adobe Systems Incorporated †	7,000	2,308,670
Microsoft Corporation	15,861	2,501,280
SAP SE	7,418	998,449
Synopsys Incorporated †	15,000	2,088,000
		7,896,399

Technology Hardware, Storage & Peripherals : 1.30%
Apple Incorporated	7,478	2,195,915
Ennoconn Corporation	28,000	230,710
Lenovo Group Limited	2,291,494	1,537,995
Quanta Computer Incorporated	105,000	225,223
Samsung Electronics Company Limited	37,561	1,809,946
Samsung Electronics Company Limited GDR 144A	1,122	1,338,546
Western Digital Corporation	20,000	1,269,400
Wiwynn Corporation	8,000	169,463
Xerox Holdings Corporation	26,430	974,474
		9,751,672

Materials : 1.45%
Chemicals : 0.51%
Celanese Corporation Series A	6,000	738,720
Ciner Resources LP	797	13,828
CVR Partners LP	12,075	37,433
LyondellBasell Industries NV Class A	29,150	2,754,092
Wanhua Chemical Group Company Limited Class A	21,600	174,178
Westlake Chemical Partners LP	3,125	82,563
		3,800,814

Construction Materials : 0.18%
LafargeHolcim Limited	24,106	1,337,340

6

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Metals & Mining : 0.73%
Barrick Gold Corporation	50,357	$935,359
Fortescue Metals Group Limited	187,370	1,405,595
Korea Zinc Company Limited	536	196,967
Kumba Iron Ore Limited	31,131	926,973
Magnitogorsk Iron & Steel Works PJSC	256,100	173,345
Polymetal International plc	10,327	163,466
POSCO	1,216	247,169
Rio Tinto plc	15,107	901,083
Southern Copper Corporation	3,937	167,244
Vale SA	29,400	391,187
		5,508,388

Paper & Forest Products : 0.03%
Mondi plc	8,101	190,200
Pope Resources LP	520	48,100
		238,300

Real Estate : 1.39%
Equity REITs : 1.04%
Brixmor Property Group Incorporated	49,450	1,068,615
Crown Castle International Corporation	20,000	2,843,000
Embassy Office Parks REIT	39,800	235,974
Gaming and Leisure Properties Incorporated	23,100	994,455
Life Storage Incorporated	7,723	836,246
Saul Centers Incorporated	35,000	1,847,300
		7,825,590

Real Estate Management & Development : 0.35%
China Merchants Shekou Industrial Zone Holdings Company Limited Class A	68,700	195,970
China Overseas Land & Investment Limited	71,400	278,094
China Resources Land Limited	69,350	345,313
China Vanke Company Limited Class A	65,194	301,182
Logan Property Holdings Company Limited	662,442	1,111,962
Shimao Property Holding Limited	94,000	364,308
		2,596,829

Utilities : 1.97%
Electric Utilities : 0.47%
American Electric Power Company Incorporated	34,000	3,213,340
Neoenergia SA	50,586	313,881
		3,527,221

Gas Utilities : 0.46%
Atmos Energy Corporation	20,000	2,237,200
Gail India Limited	122,855	208,349
Infraestructura Energetica Nova SAB de CV	52,200	245,105
Kunlun Energy Company Limited	230,000	203,072
Mahanagar Gas Limited	21,651	323,105
Suburban Propane Partners LP	10,024	219,024
		3,435,855

Independent Power & Renewable Electricity Producers : 0.28%
Brookfield Renewable Partner LP	14,160	660,281
Drax Group plc	239,949	998,006
Vistra Energy Corporation	20,000	459,800
		2,118,087

7

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

			Shares	Value
Multi-Utilities : 0.73%
CMS Energy Corporation			37,000	$2,325,080
DTE Energy Company			16,000	2,077,920
Engie SA			65,775	1,062,429
				5,465,429

Water Utilities : 0.03%
Beijing Enterprises Water Group Limited			432,000	218,431

Total Common Stocks (Cost $176,279,991)				209,362,117

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 48.84%
Communication Services : 0.87%
Media : 0.87%
McGraw-Hill Global Education Holdings LLC 144A	7.88%	5-15-2024	$7,598,000	6,534,280

Consumer Discretionary : 4.49%
Auto Components : 1.84%
Dana Holding Corporation	5.50	12-15-2024	3,925,000	4,034,586
Speedway Motors Incorporated 144A	4.88	11-1-2027	3,000,000	3,041,250
Tenneco Incorporated	5.00	7-15-2026	7,250,000	6,670,000
				13,745,836

Hotels, Restaurants & Leisure : 0.32%
1929 Fieldhouse LLC / West Ward Street Development Corporation 144A	5.25	6-1-2020	2,410,000	2,422,356

Household Durables : 1.73%
Installed Building Company 144A	5.75	2-1-2028	12,140,000	12,974,625

Specialty Retail : 0.60%
Group 1 Automotive Incorporated	5.00	6-1-2022	4,453,000	4,514,229

Consumer Staples : 2.55%
Food Products : 2.55%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	13,000,000	13,796,250
Post Holdings Incorporated 144A	5.00	8-15-2026	5,000,000	5,281,250
				19,077,500

Energy : 1.40%
Oil, Gas & Consumable Fuels : 1.40%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	9,500,000	10,499,210

Financials : 0.64%
Banks : 0.48%
Allied Irish Banks plc (5 Year EUR Swap +7.34%) ±	7.38	12-29-2049	3,000,000	3,570,862

Diversified Financial Services : 0.16%
Toll Road Investors Partnership II 144A ¤	0.00	2-15-2030	2,000,000	1,211,175

Health Care : 11.77%
Health Care Equipment & Supplies : 2.36%
Hologic Incorporated 144A	4.38	10-15-2025	7,000,000	7,227,500
Teleflex Incorporated	4.63	11-15-2027	1,984,000	2,102,663
Teleflex Incorporated	4.88	6-1-2026	8,000,000	8,360,000
				17,690,163

8

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services : 6.21%
AMN Healthcare Incorporated 144A	5.13%	10-1-2024	$9,335,000	$9,661,725
Centene Corporation 144A	4.63	12-15-2029	7,000,000	7,376,950
Davita Incorporated	5.00	5-1-2025	9,000,000	9,258,750
HCA Incorporated	5.38	2-1-2025	9,500,000	10,505,385
HealthSouth Corporation	5.13	3-15-2023	2,000,000	2,035,000
St. Joseph’s Hospital & Medical Center	3.93	7-1-2022	2,000,000	2,045,877
West Street Merger Subordinate Bond Incorporated 144A	6.38	9-1-2025	5,700,000	5,685,750
				46,569,437

Health Care Technology : 0.70%
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	5,000,000	5,275,000

Life Sciences Tools & Services : 1.14%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	5,075,000	5,455,625
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	3,000,000	3,056,250
				8,511,875

Pharmaceuticals : 1.36%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	1,550,000	1,607,350
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,300,000	8,590,500
				10,197,850

Industrials : 9.71%
Aerospace & Defense : 2.08%
Moog Incorporated 144A	4.25	12-15-2027	700,000	712,320
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,575,350
TransDigm Group Incorporated	6.38	6-15-2026	8,800,000	9,333,368
				15,621,038

Commercial Services & Supplies : 2.10%
ACCO Brands Corporation 144A	5.25	12-15-2024	5,000,000	5,206,250
Clean Harbors Incorporated 144A	5.13	7-15-2029	2,000,000	2,145,200
Northern Light Health	5.02	7-1-2036	1,000,000	1,006,840
South Nassau Communities Hospital Incorporated	4.65	8-1-2048	2,000,000	2,125,386
Stericycle Incorporated 144A	5.38	7-15-2024	5,000,000	5,250,000
				15,733,676

Construction & Engineering : 0.29%
Aecom Company	5.13	3-15-2027	2,000,000	2,150,000

Electrical Equipment : 0.81%
Resideo Funding Incorporated 144A	6.13	11-1-2026	6,000,000	6,045,000

Machinery : 3.19%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,176,650
HD Supply Incorporated 144A	5.38	10-15-2026	8,100,000	8,586,000
Oshkosh Corporation	5.38	3-1-2025	3,675,000	3,789,844
SPX FLOW Incorporated 144A	5.63	8-15-2024	4,500,000	4,685,625
SPX FLOW Incorporated 144A	5.88	8-15-2026	5,328,000	5,634,360
				23,872,479

Trading Companies & Distributors : 1.24%
WESCO Distribution Incorporated	5.38	6-15-2024	8,974,000	9,310,525

Information Technology : 5.35%
Communications Equipment : 0.82%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	6,500,000	6,110,000

9

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Interest rate	Maturity date	Principal		Value
Electronic Equipment, Instruments & Components : 3.16%
Anixter International Incorporated	5.13%	10-1-2021		$3,000,000	$3,113,850
MTS Systems Corporation 144A	5.75	8-15-2027		3,400,000	3,553,000
TTM Technologies Incorporated 144A	5.63	10-1-2025		16,495,000	17,051,706
					23,718,556

IT Services : 0.28%
Gartner Incorporated 144A	5.13	4-1-2025		2,000,000	2,082,500

Technology Hardware, Storage & Peripherals : 1.09%
Diebold Nixdorf Incorporated	8.50	4-15-2024		8,500,000	8,202,500

Materials : 9.12%
Chemicals : 6.41%
Koppers Incorporated 144A	6.00	2-15-2025		13,150,000	13,774,625
Olin Corporation	5.13	9-15-2027		5,000,000	5,212,500
Olin Corporation	5.50	8-15-2022		5,500,000	5,885,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024		8,000,000	6,020,000
Scotts Miracle-Gro Company	5.25	12-15-2026		4,000,000	4,270,000
Valvoline Incorporated	4.38	8-15-2025		12,000,000	12,382,560
Valvoline Incorporated	5.50	7-15-2024		500,000	518,750
					48,063,435

Containers & Packaging : 2.41%
Ball Corporation	4.00	11-15-2023		1,000,000	1,050,000
Ball Corporation	5.00	3-15-2022		2,500,000	2,643,750
Berry Global Incorporated	5.13	7-15-2023		6,500,000	6,670,625
Sealed Air Corporation 144A	5.25	4-1-2023		4,650,000	4,952,250
Sealed Air Corporation 144A	5.50	9-15-2025		2,500,000	2,750,000
					18,066,625

Metals & Mining : 0.30%
Commercial Metals Company	4.88	5-15-2023		2,150,000	2,236,000

Real Estate : 2.94%
Equity REITs : 2.94%
Equinix Incorporated	5.38	5-15-2027		5,000,000	5,430,150
Iron Mountain Incorporated 144A	4.88	9-15-2027		12,000,000	12,390,000
Sabra Health Care LP/Sabra Capital Corporation	3.90	10-15-2029		4,175,000	4,198,798
					22,018,948

Total Corporate Bonds and Notes (Cost $359,009,444)					366,025,680

Foreign Corporate Bonds and Notes: 2.78%
Financials : 2.78%
Banks : 2.78%
ABN AMRO Bank NV (5 Year EUR Swap +3.90%) ±	4.75	12-31-2099	EUR	3,000,000	3,640,365
Banco Bilbao Vizcaya Argentaria SA (5 Year EUR Swap +6.60%) ±	6.75	12-29-2049	EUR	3,000,000	3,389,759
Bankia SA (5 Year EUR Swap +6.22%) ±	6.38	12-31-2099	EUR	3,000,000	3,646,927
Cooperatieve Rabobank UA (5 Year EUR Swap +6.70%) ±	6.63	12-29-2049	EUR	2,800,000	3,407,724
Governor & Company of The Bank of Ireland (5 Year EUR Swap +6.96%) ±	7.38	12-29-2049	EUR	3,000,000	3,466,053
Nykredit Realkredit AS (5 Year EUR Swap +5.99%) ±	6.25	12-29-2049	EUR	2,800,000	3,274,242
Total Foreign Corporate Bonds and Notes (Cost $20,338,974)					20,825,070

10

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 4.46%
California : 0.12%
Health Revenue : 0.12%
California Municipal Finance Authority Series 2019B 144A	4.25%	11-1-2023	$900,000	$899,145

Colorado : 0.31%
Health Revenue : 0.31%
Denver CO Health & Hospital Authority Series B	4.65	12-1-2023	1,205,000	1,268,275
Denver CO Health & Hospital Authority Series B	4.90	12-1-2024	250,000	263,900
Denver CO Health & Hospital Authority Series B	5.00	12-1-2025	275,000	290,051
Denver CO Health & Hospital Authority Series B	5.15	12-1-2026	445,000	469,609
				2,291,835

Florida : 0.34%
Education Revenue : 0.21%
Capital Trust Agency Renaissance Charter School Project Series B 144A	5.63	6-15-2023	590,000	590,738
Florida HEFAR Jacksonville University Project Series A2 144A	5.43	6-1-2027	1,000,000	1,028,050
				1,618,788

Transportation Revenue : 0.13%
Florida Development Finance Corporation Virgin Trains USA Passenger Rail Project Series A 144A	6.25	1-1-2049	1,000,000	960,890

				2,579,678

Georgia : 0.07%
Health Revenue : 0.07%
Cobb County Development Authority Presbyterian Village Austell Project Series 2019B 144A	5.75	12-1-2028	500,000	497,730

Guam : 0.09%
Airport Revenue : 0.09%
Guam Port Authority Series C	3.78	7-1-2021	635,000	645,598

Illinois : 0.78%
GO Revenue : 0.33%
Chicago IL Project Series C1	7.78	1-1-2035	2,000,000	2,497,740

Miscellaneous Revenue : 0.45%
Chicago IL Board of Education Taxable Build America Bonds Series E	6.04	12-1-2029	1,255,000	1,360,395
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,000,000	2,028,940
				3,389,335

				5,887,075

Indiana : 0.06%
Health Revenue : 0.06%
Knox County IN Good Samaritian Hospital Project Industry Economic Development Series B	5.90	4-1-2034	480,000	488,774

11

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Interest rate	Maturity date	Principal	Value
Iowa : 0.16%
GO Revenue : 0.16%
Coralville IA Series C	5.00%	5-1-2030	$1,200,000	$1,172,604

Louisiana : 0.13%
Health Revenue : 0.13%
Louisiana Local Government Environmental Facilities and Community Development Authority	5.75	1-1-2029	1,000,000	999,890

Michigan : 0.43%
Miscellaneous Revenue : 0.43%
Wayne County MI Recovery Zone Economic Development Build America Bonds	10.00	12-1-2040	3,000,000	3,200,070

New Jersey : 0.28%
Education Revenue : 0.14%
New Jersey Educational Facilities Authority Georgian Court University Series H	4.25	7-1-2028	1,000,000	1,011,950

Utilities Revenue : 0.14%
Newark NJ Redevelopment Area Public Service Electric & Gas Project 144A	4.49	12-1-2047	1,000,000	1,083,000

				2,094,950

New York : 0.20%
Education Revenue : 0.07%
Yonkers Economic Development Corporation Series 2019B	4.50	10-15-2024	545,000	541,419

Health Revenue : 0.04%
Jefferson County NY Civic Facility Development Corporation Refunding Bond Series B Samaritan Medical Center Obligated Group	4.25	11-1-2028	305,000	312,015

Utilities Revenue : 0.09%
New York Energy Research & Development Authority Green Bond Series A	4.81	4-1-2034	600,000	669,156

				1,522,590

Oklahoma : 0.26%
Health Revenue : 0.08%
Oklahoma Development Finance Authority	5.45	8-15-2028	500,000	562,900

Miscellaneous Revenue : 0.18%
Woodward County OK Educational Facilities Authority Mooreland Public Schools Project Series B	4.63	9-15-2025	1,310,000	1,352,300

				1,915,200

Oregon : 0.07%
Health Revenue : 0.07%
Clackamas County OR Hospital Facility Authority Series C	4.00	11-15-2022	550,000	550,198

Pennsylvania : 0.27%
Housing Revenue : 0.27%
Philadelphia PA IDA MFHR University Square Apartments Low Income Housing Project 144A	5.00	12-1-2020	2,000,000	2,005,420

12

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee : 0.27%
Tax Revenue : 0.27%
Bristol TN Industrial Development Board The Pinnacle Project Series A 144A	5.13%	12-1-2042	$2,000,000	$2,045,880

Texas : 0.07%
Education Revenue : 0.07%
Clifton TX Higher Education Finance Corporation International Leadership	6.13	8-15-2023	500,000	507,815

Virginia : 0.28%
Tax Revenue : 0.28%
Mosaic District VA CDA Series A-T	7.25	3-1-2036	2,000,000	2,089,060

Wisconsin : 0.27%
Education Revenue : 0.27%
PFA Burrell College of Osteopathic Medicine Project 144A	5.13	6-1-2028	1,360,000	1,466,039
Public Finance Authority WI Educational Facility Ikaho College 144A	6.75	6-1-2031	500,000	562,215
				2,028,254

Total Municipal Obligations (Cost $32,646,091)				33,421,766

Non-Agency Mortgage-Backed Securities : 1.82%
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	1,000,000	1,033,221
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	558,694	559,842
BCC Funding Corporation Series 2019-1A Class D 144A	3.94	7-20-2027	450,000	446,892
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class B	3.77	2-10-2048	2,524,616	2,602,285
CLI Funding LLC Series 2018-1A Class A 144A ±±	4.03	4-18-2043	618,363	622,513
CLI Funding LLC Series 2019-1A Class A 144A ±±	3.71	5-18-2044	941,173	943,638
CLI Funding LLC Series 2019-1A Class B 144A ±±	4.64	5-18-2044	515,770	519,689
Conn Funding II LP Series A Class A 144A	3.40	10-16-2023	751,803	756,804
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	800,000	800,216
JPMorgan Mortgage Trust Series 2019-2 Class A3 144A ±±	4.00	8-25-2049	851,036	861,274
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	1,000,000	1,028,520
Mosaic Solar Loans LLC Series 2019-2A Class A 144A	2.88	9-20-2040	296,310	295,950
Sequoia Mortgage Trust Series 2018-6 Class A19 144A ±±	4.00	7-25-2048	1,104,633	1,122,756
SoFi Consumer Loan Program Trust Series 2019-2 Class C 144A	3.46	4-25-2028	2,000,000	2,033,075
Total Non-Agency Mortgage-Backed Securities (Cost $13,469,768)				13,626,675

	Dividend yield		Shares
Preferred Stocks : 0.25%
Energy : 0.04%
Oil, Gas & Consumable Fuels : 0.04%
Petroleo Brasil SP ADR	5.34		20,454	305,174

Financials : 0.09%
Banks : 0.09%
Banco Bradesco SA	5.06		28,340	256,115
Itaúsa Investimentos Itaú SA	8.49		122,700	431,340
				687,455

13

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Diversified Income Builder Fund

	Dividend yield		Shares	Value
Information Technology : 0.05%
Technology Hardware, Storage & Peripherals : 0.05%
Samsung Electronics Company Limited	3.11%		8,851	$346,533

Materials : 0.04%
Metals & Mining : 0.04%
Gerdau SA	1.40		60,800	303,748

Utilities : 0.03%
Electric Utilities : 0.03%
Companhia Energetica de Minas Gerais SA	4.97		58,600	201,849

Total Preferred Stocks (Cost $1,351,850)				1,844,759

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 8.98%
Financials : 7.47%
Banks : 4.82%
Barclays plc (5 Year USD Swap +4.84%) ±	7.75%	12-31-2099	$3,660,000	3,998,550
BNP Paribas SA (5 Year USD Swap +6.31%) ±	7.63	12-29-2049	4,000,000	4,220,000
Credit Agricole SA (5 Year USD Swap +4.90%) 144A ±	7.88	12-29-2049	1,750,000	1,994,650
Credit Agricole SA (5 Year USD Swap +6.19%) 144A ±	8.13	12-29-2049	1,750,000	2,121,875
Danske Bank AS (7-Year Treasury Constant Maturity +4.13%) ±	7.00	12-31-2099	2,300,000	2,461,000
DNB Bank ASA (5 Year USD Swap +5.08%) ±	6.50	12-29-2049	3,690,000	3,906,788
HSBC Holdings plc (USD ICE Swap +4.37%) ±	6.38	12-29-2049	3,690,000	4,012,875
ING Groep NV (USD ICE Swap +4.20%) ±	6.75	12-31-2099	3,800,000	4,122,810
Lloyds Banking Group plc (5 Year USD Swap +4.76%) ±	7.50	4-30-2049	3,665,000	4,049,825
Societe Generale SA (USD ICE Swap +5.87%) 144A ±	8.00	12-29-2049	3,535,000	4,153,625
Standard Chartered plc (5 Year USD Swap +5.72%) 144A ±	7.75	12-29-2049	1,000,000	1,106,250
				36,148,248

Capital Markets : 0.51%
Credit Suisse Group AG (5 Year USD Swap +4.60%) 144A ±	7.50	12-29-2049	3,395,000	3,815,131

Diversified Financial Services : 2.14%
Tronox Finance plc 144A	5.75	10-1-2025	12,000,000	12,224,640
UBS Group Funding Switzerland AG (5 Year USD Swap +4.87%) ±	7.00	12-29-2049	3,330,000	3,804,525
				16,029,165

Industrials : 1.51%
Electrical Equipment : 1.51%
Sensata Technologies BV 144A	4.88	10-15-2023	6,700,000	7,135,500
Sensata Technologies BV 144A	5.63	11-1-2024	3,750,000	4,171,872
				11,307,372

Total Yankee Corporate Bonds and Notes (Cost $62,764,321)				67,299,916

	Yield		Shares
Short-Term Investments : 3.00%
Investment Companies : 2.83%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.57		21,206,646	21,206,646

14

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2019 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.17%
U.S. Treasury Bill (z)#		1.50%	3-12-2020	$1,269,000	$1,265,293
Total Short-Term Investments (Cost $22,471,853)					22,471,939

Total investments in securities (Cost $695,727,317)	99.06%				742,398,969
Other assets and liabilities, net	0.94				7,038,713

Total net assets	100.00%				$749,437,682

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
GDR	Global depositary receipt
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
MFHR	Multifamily housing revenue
PFA	Public Finance Authority
REIT	Real estate investment trust

15

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Singapore Index	133	1-30-2020	$3,675,424	$3,673,705	$0	$(1,719)
10-Year U.S. Treasury Notes	254	3-20-2020	32,903,602	32,619,156	0	(284,446)
Short
Hang Seng Index	(21)	1-30-2020	(3,776,120)	(3,809,337)	0	(33,217)
Euro FX Futures	(255)	3-16-2020	(35,545,779)	(35,961,375)	0	(415,596)

					$0	$(734,978)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
26,833,725 USD	23,900,000EUR	Citibank	3-31-2020	$0	$(124,996)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	19,875,845	48,484,762	(47,153,961)	21,206,646	$21,206,646	2.83%

Wells Fargo Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar Securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions In determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$7,521,047	$0	$7,521,047
Common stocks
Communication services	5,739,684	1,537,719	0	7,277,403
Consumer discretionary	8,586,709	383,138	0	8,969,847
Consumer staples	5,635,959	790,661	0	6,426,620
Energy	30,736,869	350,661	0	31,087,530
Financials	27,006,002	2,896,917	0	29,902,919
Health care	16,760,067	3,778,494	0	20,538,561
Industrials	20,849,429	1,407,087	0	22,256,516
Information technology	43,562,728	3,267,709	0	46,830,437
Materials	8,538,834	2,346,008	0	10,884,842
Real estate	10,422,419	0	0	10,422,419
Utilities	14,451,142	313,881	0	14,765,023
Corporate bonds and notes	0	366,025,680	0	366,025,680
Foreign corporate bonds and notes	0	20,825,070	0	20,825,070
Municipal obligations	0	33,421,766	0	33,421,766
Non-agency mortgage-backed securities	0	13,626,675	0	13,626,675
Preferred stocks
Energy	305,174	0	0	305,174
Financials	0	687,455	0	687,455
Information technology	0	346,533	0	346,533

Materials	0	303,748	0	303,748
Utilities	0	201,849	0	201,849
Yankee corporate bonds and notes	0	67,299,916	0	67,299,916
Short-term investments
Investment companies	21,206,646	0	0	21,206,646
U.S. Treasury securities	1,265,293	0	0	1,265,293

Total assets	$215,066,955	$527,332,014	$0	$742,398,969

Liabilities
Forward foreign currency contracts	$0	$124,996	$0	$124,996
Futures contracts	734,978	0	0	734,978

Total liabilities	$734,978	$124,996	$0	$859,974

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

For the three months ended December 31, 2019, the Fund had no material transfers into/out of Level 3.

Wells Fargo Enterprise Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 99.23%
Communication Services : 6.72%
Entertainment : 4.08%
Nintendo Company Limited ADR	216,600	$10,808,340
Take-Two Interactive Software Incorporated †	106,900	13,087,767
World Wrestling Entertainment Incorporated Class A «	129,700	8,413,639
		32,309,746

Interactive Media & Services : 2.64%
Match Group Incorporated †«	144,900	11,897,739
Twitter Incorporated †	279,100	8,945,155
		20,842,894

Consumer Discretionary : 15.96%
Auto Components : 1.25%
Aptiv plc	104,385	9,913,443

Automobiles : 1.08%
Ferrari NV	51,700	8,558,418

Diversified Consumer Services : 1.37%
Bright Horizons Family Solutions Incorporated †	72,100	10,835,909

Hotels, Restaurants & Leisure : 5.10%
Chipotle Mexican Grill Incorporated †	20,000	16,742,200
Domino’s Pizza Incorporated	40,500	11,898,090
Vail Resorts Incorporated	48,717	11,683,798
		40,324,088

Internet & Direct Marketing Retail : 2.26%
Chewy Incorporated Class A †«	138,200	4,007,800
MercadoLibre Incorporated †	24,200	13,840,948
		17,848,748

Specialty Retail : 3.29%
Burlington Stores Incorporated †	66,800	15,232,404
Five Below Incorporated †	84,600	10,816,956
		26,049,360

Textiles, Apparel & Luxury Goods : 1.61%
Lululemon Athletica Incorporated †	55,000	12,741,850

Consumer Staples : 2.61%
Food & Staples Retailing : 1.27%
US Foods Holding Corporation †	239,200	10,020,088

Food Products : 1.34%
Lamb Weston Holdings Incorporated	123,500	10,624,705

Financials : 1.48%
Capital Markets : 1.48%
Intercontinental Exchange Incorporated	126,625	11,719,144

Health Care : 16.64%
Biotechnology : 2.61%
Exact Sciences Corporation †	151,900	14,047,712

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Enterprise Fund

	Shares	Value
Biotechnology (continued)
Sarepta Therapeutics Incorporated †	50,900	$6,568,136
		20,615,848

Health Care Equipment & Supplies : 6.86%
Alcon Incorporated †	163,300	9,237,881
Align Technology Incorporated †	49,700	13,868,288
DexCom Incorporated †	87,900	19,227,246
Insulet Corporation †	69,700	11,932,640
		54,266,055

Health Care Providers & Services : 3.04%
Centene Corporation †	224,200	14,095,454
HealthEquity Incorporated †	134,700	9,977,229
		24,072,683

Health Care Technology : 1.77%
Veeva Systems Incorporated Class A †	99,200	13,953,472

Life Sciences Tools & Services : 1.33%
Bio-Rad Laboratories Incorporated Class A †	28,500	10,545,855

Pharmaceuticals : 1.03%
Elanco Animal Health Incorporated †	276,987	8,157,267

Industrials : 14.94%
Aerospace & Defense : 2.32%
L3Harris Technologies	50,200	9,933,074
Teledyne Technologies Incorporated †	24,300	8,420,922
		18,353,996

Commercial Services & Supplies : 5.73%
Cintas Corporation	64,000	17,221,120
IAA Incorporated †	170,900	8,042,554
Waste Connections Incorporated	221,139	20,077,210
		45,340,884

Construction & Engineering : 1.00%
Jacobs Engineering Group Incorporated	88,100	7,914,023

Machinery : 1.46%
Woodward Governor Company	97,300	11,524,212

Professional Services : 1.86%
IHS Markit Limited †	194,600	14,663,110

Road & Rail : 1.43%
Saia Incorporated †	121,500	11,314,080

Trading Companies & Distributors : 1.14%
Univar Incorporated †	372,746	9,035,363

Information Technology : 34.45%
Communications Equipment : 2.01%
Motorola Solutions Incorporated	98,500	15,872,290

Electronic Equipment, Instruments & Components : 1.43%
Zebra Technologies Corporation Class A †	44,400	11,341,536

IT Services : 20.79%
Adyen NV † 144A	6,978	5,652,180

2

Wells Fargo Enterprise Fund	Portfolio of investments — December 31, 2019 (unaudited)

			Shares	Value
IT Services (continued)
Black Knight Incorporated †			215,900	$13,921,232
Booz Allen Hamilton Holding Corporation			206,600	14,695,458
EPAM Systems Incorporated †			69,554	14,756,577
Fiserv Incorporated †			250,213	28,932,129
FleetCor Technologies Incorporated †			46,600	13,407,752
Global Payments Incorporated			126,481	23,090,371
Shopify Incorporated Class A †			24,000	9,541,920
Square Incorporated Class A †			189,900	11,880,144
Twilio Incorporated Class A †«			123,100	12,098,268
WEX Incorporated †			78,800	16,505,448
				164,481,479

Semiconductors & Semiconductor Equipment : 4.21%
Advanced Micro Devices Incorporated †			439,300	20,146,298
Micron Technology Incorporated †			244,000	13,122,320
				33,268,618

Software : 6.01%
Autodesk Incorporated †			59,600	10,934,216
Cadence Design Systems Incorporated †			224,400	15,564,384
ServiceNow Incorporated †			47,650	13,452,548
Zoom Video Communications Incorporated †«			111,800	7,606,872
				47,558,020

Materials : 6.43%
Chemicals : 3.61%
Air Products & Chemicals Incorporated			42,200	9,916,578
Ingevity Corporation †			88,800	7,759,344
The Sherwin-Williams Company			18,600	10,853,844
				28,529,766

Construction Materials : 1.57%
Vulcan Materials Company			86,100	12,397,539

Containers & Packaging : 1.25%
AptarGroup Incorporated			85,900	9,931,758

Total Common Stocks (Cost $538,282,321)				784,926,247

		Yield
Short-Term Investments : 3.68%
Investment Companies : 3.68%
Securities Lending Cash Investments LLC (l)(r)(u)		1.73%	22,185,135	22,187,353
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.55	6,909,197	6,909,197
				29,096,550
Total Short-Term Investments (Cost $29,096,550)				29,096,550

Total investments in securities (Cost $567,378,871)	102.91%			814,022,797
Other assets and liabilities, net	(2.91)			(23,019,794)

Total net assets	100.00%			$791,003,003

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

3

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Enterprise Fund

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	25,578,810	74,057,272	(77,450,947)	22,185,135	$22,187,353
Wells Fargo Government Money Market Fund Select Class	2,635,132	47,030,466	(42,756,401)	6,909,197	6,909,197

					$29,096,550	3.68%

Wells Fargo Enterprise Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$53,152,640	$0	$0	$53,152,640
Consumer discretionary	126,271,816	0	0	126,271,816
Consumer staples	20,644,793	0	0	20,644,793
Financials	11,719,144	0	0	11,719,144
Health care	131,611,180	0	0	131,611,180
Industrials	118,145,668	0	0	118,145,668
Information technology	272,521,943	0	0	272,521,943
Materials	50,859,063	0	0	50,859,063
Short-term investments
Investment companies	29,096,550	0	0	29,096,550

Total assets	$814,022,797	$0	$0	$814,022,797

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Fundamental Small Cap Growth Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 96.66%
Communication Services : 2.49%
Entertainment : 2.49%
CD Projekt SA	15,636	$1,178,965
World Wrestling Entertainment Incorporated Class A «	18,907	1,226,497
		2,405,462

Consumer Discretionary : 8.44%
Auto Components : 1.41%
Stoneridge Incorporated †	46,243	1,355,845

Diversified Consumer Services : 3.37%
Chegg Incorporated †	44,746	1,696,321
OneSpaWorld Holdings Limited «†	92,321	1,554,686
		3,251,007

Internet & Direct Marketing Retail : 0.80%
Etsy Incorporated †	17,496	775,073

Leisure Products : 1.62%
Games Workshop Group plc	19,351	1,564,854

Specialty Retail : 1.24%
Five Below Incorporated †	9,379	1,199,199

Energy : 1.87%
Oil, Gas & Consumable Fuels : 1.87%
Texas Pacific Land Trust «	1,000	781,220
Viper Energy Partners LP	41,697	1,028,248
		1,809,468

Financials : 1.77%
Consumer Finance : 0.91%
SLM Corporation	98,808	880,379

Insurance : 0.86%
Goosehead Insurance Incorporated Class A «	19,617	831,761

Health Care : 24.41%
Biotechnology : 9.28%
Aimmune Therapeutics Incorporated «†	21,236	710,769
CareDx Incorporated †	26,448	570,483
Coherus Biosciences Incorporated †	41,962	755,526
CRISPR Therapeutics AG †	6,598	401,851
Deciphera Pharmaceuticals Incorporated †	9,045	562,961
Halozyme Therapeutics Incorporated †	40,557	719,076
Immunomedics Incorporated †	39,479	835,376
Natera Incorporated †	27,161	915,054
Turning Point Therapeutics Incorporated †	12,198	759,813
Twist Bioscience Corporation †	21,292	447,132
Veracyte Incorporated †	43,027	1,201,314
Zai Lab Limited ADR †	14,250	592,658

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Fundamental Small Cap Growth Fund

	Shares	Value
Biotechnology (continued)
Zymeworks Incorporated †	10,825	$492,105
		8,964,118

Health Care Equipment & Supplies : 8.98%
Axonics Modulation Technologies Incorporated «†	23,731	657,586
BioLife Solutions Incorporated †	35,846	579,988
Haemonetics Corporation †	15,011	1,724,764
ICU Medical Incorporated †	3,890	727,897
iRhythm Technologies Incorporated †	17,070	1,162,296
Novocure Limited †	7,929	668,177
Orthopediatrics Corporation †	29,886	1,404,343
Shockwave Medical Incorporated «†	18,242	801,189
Silk Road Medical Incorporated †	23,343	942,590
		8,668,830

Health Care Providers & Services : 3.73%
Amedisys Incorporated †	10,965	1,830,278
HealthEquity Incorporated †	23,903	1,770,495
		3,600,773

Health Care Technology : 1.73%
Inspire Medical Systems Incorporated †	12,309	913,451
Phreesia Incorporated †	28,368	755,724
		1,669,175

Life Sciences Tools & Services : 0.69%
Quanterix Corporation †	28,167	665,586

Industrials : 23.92%
Aerospace & Defense : 3.90%
Axon Enterprise Incorporated †	21,957	1,609,009
Kratos Defense & Security Solutions Incorporated †	35,565	640,526
Mercury Computer Systems Incorporated †	21,865	1,511,090
		3,760,625

Building Products : 1.27%
Trex Company Incorporated †	13,640	1,225,963

Commercial Services & Supplies : 9.64%
Casella Waste Systems Incorporated Class A †	57,481	2,645,850
IAA Incorporated †	26,357	1,240,360
MSA Safety Incorporated	14,250	1,800,630
Tetra Tech Incorporated	23,401	2,016,230
The Brink’s Company	17,687	1,603,857
		9,306,927

Construction & Engineering : 2.68%
Construction Partners Incorporated Class A †	71,860	1,212,278
WillScot Corporation †	74,466	1,376,876
		2,589,154

Electrical Equipment : 0.88%
Allied Motion Technologies	17,517	849,575

2

Wells Fargo Fundamental Small Cap Growth Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Professional Services : 1.12%
Clarivate Analytics plc †	64,291	$1,080,089

Road & Rail : 1.38%
Saia Incorporated †	14,354	1,336,644

Trading Companies & Distributors : 3.05%
SiteOne Landscape Supply Incorporated †	19,351	1,754,168
Univar Incorporated †	49,182	1,192,172
		2,946,340

Information Technology : 29.61%
Electronic Equipment, Instruments & Components : 5.16%
Littelfuse Incorporated	5,600	1,071,280
Novanta Incorporated †	18,464	1,632,956
Par Technology Corporation «†	44,580	1,370,389
Rogers Corporation †	7,281	908,159
		4,982,784

IT Services : 9.52%
EPAM Systems Incorporated †	6,265	1,329,182
Euronet Worldwide Incorporated †	9,315	1,467,671
Keywords Studios plc	63,599	1,261,963
MongoDB Incorporated «†	5,509	725,039
WEX Incorporated †	7,152	1,498,058
WNS Holdings Limited ADR †	44,025	2,912,254
		9,194,167

Semiconductors & Semiconductor Equipment : 1.26%
Lattice Semiconductor Corporation †	63,654	1,218,338

Software : 12.01%
Avalara Incorporated †	16,468	1,206,281
Elastic NV †	11,464	737,135
Envestnet Incorporated †	25,894	1,802,999
Everbridge Incorporated †	12,889	1,006,373
Five9 Incorporated †	16,280	1,067,642
Globant SA †	16,565	1,756,719
LivePerson Incorporated †	23,676	876,012
Model N Incorporated †	40,310	1,413,672
Telaria Incorporated †	95,481	841,188
Workiva Incorporated †	21,040	884,732
		11,592,753

Technology Hardware, Storage & Peripherals : 1.66%
NCR Corporation †	45,412	1,596,686

Materials : 2.14%
Chemicals : 1.32%
Ingevity Corporation †	14,582	1,274,175

Metals & Mining : 0.82%
Sandstorm Gold Limited «†	106,834	795,913

3

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Fundamental Small Cap Growth Fund

			Shares	Value
Real Estate : 2.01%
Equity REITs : 2.01%
Innovative Industrial Properties Incorporated «			9,814	$744,588
Lexington Corporate Properties Trust			112,814	1,198,085
				1,942,673

Total Common Stocks (Cost $73,410,806)				93,334,336

		Yield
Short-Term Investments : 11.46%
Investment Companies : 11.46%
Securities Lending Cash Investments LLC (l)(r)(u)		1.73%	8,132,554	8,133,367
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.55	2,928,393	2,928,393
				11,061,760

Total Short-Term Investments (Cost $11,061,760)				11,061,760

Total investments in securities (Cost $84,472,566)	108.12%			104,396,096
Other assets and liabilities, net	(8.12)			(7,840,415)

Total net assets	100.00%			$96,555,681

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	6,840,260	54,604,482	(53,312,188)	8,132,554	$8,133,367
Wells Fargo Government Money Market Fund Select Class	2,404,400	29,625,942	(29,101,949)	2,928,393	2,928,393

					$11,061,760	11.46%

Wells Fargo Fundamental Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$2,405,462	$0	$0	$2,405,462
Consumer discretionary	8,145,978	0	0	8,145,978
Energy	1,809,468	0	0	1,809,468
Financials	1,712,140	0	0	1,712,140
Health care	23,568,482	0	0	23,568,482
Industrials	23,095,317	0	0	23,095,317
Information technology	28,584,728	0	0	28,584,728
Materials	2,070,088	0	0	2,070,088
Real estate	1,942,673	0	0	1,942,673
Short-term investments
Investment companies	11,061,760	0	0	11,061,760

Total assets	$104,396,096	$0	$0	$104,396,096

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 2.14%
American Airlines Series 2014-1 Class A Pass-Through Trust	3.70%	4-1-2028	$265,183	$278,784
British Airways Series 2019-1 Class AA Pass-Through Certificates 144A	3.30	6-15-2034	764,904	792,514
Delta Air Lines Series 2019-1 Class AA Pass-Through Trust	3.20	10-25-2025	440,000	457,449
Total Asset-Backed Securities (Cost $1,468,934)				1,528,747

Corporate Bonds and Notes : 53.04%
Communication Services : 6.62%
Diversified Telecommunication Services : 2.38%
AT&T Incorporated	4.25	3-1-2027	540,000	592,490
AT&T Incorporated	4.50	3-9-2048	225,000	248,239
Verizon Communications Incorporated	2.88	1-15-2038	200,000	271,717
Verizon Communications Incorporated	4.13	8-15-2046	525,000	591,542
				1,703,988

Media : 4.24%
Charter Communications Operating LLC	4.91	7-23-2025	480,000	528,363
Comcast Corporation	3.38	8-15-2025	645,000	683,921
Cox Communications Incorporated 144A	4.60	8-15-2047	375,000	415,178
Discovery Incorporated	5.30	5-15-2049	190,000	224,561
Fox Corporation 144A	4.71	1-25-2029	560,000	637,782
Interpublic Group of Companies	5.40	10-1-2048	350,000	428,305
MMS USA Financing Incorporated	1.75	6-13-2031	100,000	113,866
				3,031,976

Consumer Discretionary : 0.93%
Hotels, Restaurants & Leisure : 0.93%
Darden Restaurants Incorporated	4.55	2-15-2048	655,000	662,744

Consumer Staples : 3.65%
Beverages : 1.66%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	690,000	731,790
Keurig Dr Pepper Incorporated	4.60	5-25-2028	405,000	454,236
				1,186,026

Food & Staples Retailing : 0.78%
Walmart Incorporated	3.70	6-26-2028	505,000	556,436

Food Products : 0.61%
Mars Incorporated 144A	3.95	4-1-2049	390,000	439,999

Tobacco : 0.60%
BAT Capital Corporation	4.54	8-15-2047	425,000	426,185

Energy : 7.31%
Energy Equipment & Services : 0.89%
Baker Hughes LLC	3.34	12-15-2027	610,000	636,021

Oil, Gas & Consumable Fuels : 6.42%
BP Capital Markets America Incorporated	2.75	5-10-2023	365,000	373,192
Cameron LNG LLC 144A	3.70	1-15-2039	180,000	183,469
Energy Transfer Operating Partners LP	6.25	4-15-2049	625,000	752,187
Kinder Morgan Energy Partners LP	5.40	9-1-2044	405,000	467,810

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Global Investment Grade Credit Fund

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corporation	3.80%	4-1-2028	$365,000	$383,760
Midwest Connector Capital Company 144A	3.90	4-1-2024	650,000	682,457
MPLX LP	4.00	3-15-2028	510,000	527,579
Occidental Petroleum Corporation	4.30	8-15-2039	495,000	503,519
Sabine Pass Liquefaction LLC	5.75	5-15-2024	640,000	713,498
				4,587,471

Financials : 18.30%
Banks : 6.32%
Bank of America Corporation	4.13	1-22-2024	900,000	968,001
Citigroup Incorporated (3 Month EURIBOR +1.07%) ±	1.50	7-24-2026	200,000	236,567
Citigroup Incorporated	3.30	4-27-2025	1,010,000	1,059,134
JPMorgan Chase & Company	2.30	8-15-2021	1,060,000	1,062,333
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	375,000	383,804
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	375,000	403,943
Santander Holdings USA Incorporated	4.40	7-13-2027	375,000	404,504
				4,518,286

Capital Markets : 7.58%
Cantor Fitzgerald LP 144A	4.88	5-1-2024	815,000	868,516
Five Corners Funding Trust 144A	4.42	11-15-2023	10,000	10,849
Goldman Sachs Group Incorporated	3.63	1-22-2023	1,170,000	1,217,996
Goldman Sachs Group Incorporated	4.25	1-29-2026	100,000	149,534
Morgan Stanley	3.13	7-27-2026	915,000	943,781
Morgan Stanley	3.70	10-23-2024	700,000	743,186
Nuveen LLC 144A	4.00	11-1-2028	445,000	494,935
Raymond James Financial Services Incorporated	4.95	7-15-2046	850,000	990,937
				5,419,734

Consumer Finance : 0.83%
American Express Credit Corporation	3.30	5-3-2027	455,000	482,801
Capital One Financial Company	0.80	6-12-2024	100,000	113,921
				596,722

Diversified Financial Services : 1.23%
Intercontinental Exchange Incorporated	3.75	12-1-2025	815,000	877,183

Insurance : 2.34%
American International Group Incorporated	4.75	4-1-2048	720,000	865,497
Berkshire Hathaway Incorporated	2.38	6-19-2039	100,000	138,597
Brighthouse Financial Incorporated	4.70	6-22-2047	480,000	444,096
Unum Group	4.50	12-15-2049	230,000	223,940
				1,672,130

Health Care : 3.44%
Biotechnology : 1.28%
AbbVie Incorporated 144A	2.60	11-21-2024	490,000	492,805
AbbVie Incorporated 144A	4.25	11-21-2049	400,000	420,977
				913,782

Health Care Equipment & Supplies : 0.33%
Baxter International Incorporated	1.30	5-30-2025	200,000	236,333

Health Care Providers & Services : 1.53%
CVS Health Corporation	3.25	8-15-2029	215,000	218,201

2

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
CVS Health Corporation	3.70%	3-9-2023	$540,000	$562,153
CVS Health Corporation	4.30	3-25-2028	290,000	316,458
				1,096,812

Life Sciences Tools & Services : 0.30%
Thermo Fisher Scientific Incorporated	1.50	10-1-2039	200,000	211,878

Industrials : 4.40%
Aerospace & Defense : 1.31%
General Dynamics Corporation	3.38	5-15-2023	425,000	443,794
United Technologies Corporation	4.13	11-16-2028	440,000	495,247
				939,041

Air Freight & Logistics : 0.43%
FedEx Corporation	4.95	10-17-2048	285,000	310,658

Airlines : 0.82%
Aviation Capital Group Corporation 144A	2.88	1-20-2022	430,000	432,932
US Airways Group Incorporated	4.63	12-3-2026	138,673	149,511
				582,443

Industrial Conglomerates : 0.45%
3M Company	2.00	2-14-2025	320,000	317,960

Professional Services : 0.68%
Equifax Incorporated	2.60	12-1-2024	485,000	487,591

Road & Rail : 0.71%
Penske Truck Leasing Company LP 144A	3.45	7-1-2024	490,000	508,625

Information Technology : 5.52%
Communications Equipment : 0.86%
Motorola Solutions Incorporated	4.60	2-23-2028	570,000	617,668

IT Services : 1.45%
Fiserv Incorporated	2.25	7-1-2025	100,000	135,856
Fiserv Incorporated	3.50	7-1-2029	410,000	430,336
Western Union Company	4.25	6-9-2023	445,000	469,898
				1,036,090

Semiconductors & Semiconductor Equipment : 1.26%
Broadcom Corporation	3.88	1-15-2027	115,000	119,331
Broadcom Incorporated 144A	4.75	4-15-2029	225,000	246,019
Qualcomm Incorporated	3.25	5-20-2027	510,000	536,192
				901,542

Technology Hardware, Storage & Peripherals : 1.95%
Apple Incorporated	2.95	9-11-2049	300,000	290,518
Apple Incorporated	3.20	5-11-2027	255,000	268,774
Apple Incorporated	3.60	7-31-2042	100,000	170,852
Dell International LLC / EMC Corporation 144A	5.45	6-15-2023	610,000	661,276
				1,391,420

3

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Global Investment Grade Credit Fund

	Interest rate	Maturity date	Principal		Value
Materials : 0.80%
Chemicals : 0.80%
Celanese US Holdings LLC	1.13%	9-26-2023		$200,000	$228,894
Ecolab Incorporated	1.00	1-15-2024		100,000	116,272
Westlake Chemical Corporation	1.63	7-17-2029		200,000	223,636
					568,802

Real Estate : 0.96%
Equity REITs : 0.24%
Sabra Health Care LP / Sabra Capital Corporation	4.80	6-1-2024		160,000	170,115

Real Estate Management & Development : 0.72%
Simon Property Group LP	3.25	9-13-2049		530,000	513,892

Utilities : 1.11%
Electric Utilities : 1.11%
New York State Electric & Gas Corporation 144A	3.25	12-1-2026		265,000	274,590
Pacificorp	3.50	6-15-2029		480,000	517,433
					792,023

Total Corporate Bonds and Notes (Cost $35,917,717)					37,911,576

Foreign Corporate Bonds and Notes : 28.42%
Communication Services : 1.88%
Diversified Telecommunication Services : 1.32%
British Telecommunication plc	3.63	11-21-2047	GBP	200,000	291,737
Deutsche Telekom International Finance BV	2.25	4-13-2029	GBP	200,000	269,877
Orange SA (EURIBOR ICE SWAP RATE 11:00am +2.18%) ±	1.75	12-31-2099	EUR	200,000	225,804
Telefonica Emisiones SAU	5.38	2-2-2026	GBP	100,000	158,612
					946,030

Wireless Telecommunication Services : 0.56%
Rogers Communications Incorporated	5.34	3-22-2021	CAD	200,000	159,724
Tele2 AB	1.13	5-15-2024	EUR	100,000	115,782
Tele2 AB	2.13	5-15-2028	EUR	100,000	121,499
					397,005

Consumer Discretionary : 0.29%
Health Care Equipment & Supplies : 0.29%
Motability Operations Limited	2.38	7-3-2039	GBP	150,000	203,673

Consumer Staples : 0.49%
Beverages : 0.33%
Coca-Cola European Partners plc	1.50	11-8-2027	EUR	200,000	240,448

Food & Staples Retailing : 0.16%
Tesco Corporate Treasury Services plc	0.88	5-29-2026	EUR	100,000	112,406

Financials : 18.57%
Banks : 10.89%
Achmea Bank NV	1.13	4-25-2022	EUR	200,000	230,154
Argenta Spaarbank NV (5 Year EUR Swap +3.95%) ±	3.88	5-24-2026	EUR	200,000	233,975

4

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks (continued)
Australia and New Zealand Banking Group (5 Year EUR Swap +1.40%) ±	1.13%	11-21-2029	EUR	100,000	$112,489
Banco BPM SpA	1.75	1-28-2025	EUR	100,000	111,704
Banco BPM SpA	2.50	6-21-2024	EUR	200,000	231,781
Banco de Sabadell SA	1.13	3-27-2025	EUR	100,000	112,097
Bankia SA	1.13	11-12-2026	EUR	100,000	112,496
Bankinter SA	0.88	3-5-2024	EUR	200,000	230,539
Banque Federative du Credit Mutuel	3.00	5-21-2024	EUR	100,000	123,903
Barclays plc (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.32%) ±	2.38	10-6-2023	GBP	100,000	134,810
Bawag Group AG (5 Year EUR Swap +2.30%) ±	2.38	3-26-2029	EUR	100,000	116,549
BNP Paribas	1.25	3-19-2025	EUR	200,000	233,847
Caixabank SA	0.63	10-1-2024	EUR	100,000	112,018
Commerzbank AG	0.50	8-28-2023	EUR	200,000	226,540
Cooperatieve Rabobank UA	0.63	2-27-2024	EUR	200,000	228,809
Credit Agricole London	1.38	3-13-2025	EUR	200,000	235,564
Credit Suisse (5 Year EUR Swap +4.00%) ±	5.75	9-18-2025	EUR	200,000	232,753
DBS Group Holdings Limited (5 Year EUR Swap +1.20%) ±	1.50	4-11-2028	EUR	100,000	113,881
De Volksbank NV	0.75	6-25-2023	EUR	200,000	229,135
FCA Bank SpA	1.63	9-29-2021	GBP	100,000	132,569
Hamburg Commercial Bank	0.50	5-23-2022	EUR	100,000	112,644
Jyske Bank AS (5 Year EUR Swap +1.90%) ±	2.25	4-5-2029	EUR	200,000	235,287
Kutxabank SA	0.50	9-25-2024	EUR	100,000	112,171
Landesbank Baden-Wurttemberg (5 Year EUR Swap +1.77%) ±	2.88	5-27-2026	EUR	100,000	115,927
Landsbankinn HF	1.38	3-14-2022	EUR	100,000	114,809
Lloyds Banking Group plc (1 Year EUR Swap +0.85%) ±	0.50	11-12-2025	EUR	100,000	111,882
Lloyds Banking Group plc	2.25	10-16-2024	GBP	100,000	136,271
NIBC Bank NV	1.13	4-19-2023	EUR	200,000	230,373
NIBC Bank NV	1.50	1-31-2022	EUR	200,000	230,898
NIBC Bank NV	2.00	4-9-2024	EUR	200,000	234,672
Nordea Bank Abp	0.88	6-26-2023	EUR	200,000	229,582
Omnicom Finance Holdings plc	1.40	7-8-2031	EUR	100,000	114,865
Royal Bank of Canada	1.97	3-2-2022	CAD	200,000	153,402
Royal Bank of Canada	2.00	3-21-2022	CAD	400,000	307,069
Royal Bank of Scotland Group plc (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.49%) ±	2.88	9-19-2026	GBP	200,000	275,866
Tesco Personal Finance Group plc	3.50	7-25-2025	GBP	100,000	137,607
Toronto Dominion Bank	3.23	7-24-2024	CAD	1,000,000	800,909
Unicaja Banco SA (5 Year EUR Swap +3.11%) ±	2.88	11-13-2029	EUR	100,000	113,333
Unione di Banche Italiane SpA	2.63	6-20-2024	EUR	250,000	292,371
Volkswagen Bank GmbH	0.63	9-8-2021	EUR	200,000	226,623
					7,782,174

Capital Markets : 0.31%
Deutsche Bank AG	0.38	1-18-2021	EUR	200,000	223,981

Consumer Finance : 1.36%
CPUK Finance Limited	7.24	2-28-2024	GBP	100,000	159,119
LeasePlan Corporation NV	1.38	3-7-2024	EUR	100,000	116,108
PSA Banque France	0.63	6-21-2024	EUR	200,000	225,841
RCI Banque SA (5 Year EUR Swap +2.85%) ±	2.63	2-18-2030	EUR	100,000	113,410
Transurban Finance Company	1.75	3-29-2028	EUR	300,000	360,166
					974,644

Diversified Financial Services : 1.45%
Bevco Lux Sarl	1.75	2-9-2023	EUR	200,000	233,226
FCE Bank plc	1.88	6-24-2021	EUR	300,000	343,656
Nykredit Realkredit AS	0.88	1-17-2024	EUR	200,000	228,471

5

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Global Investment Grade Credit Fund

	Interest rate	Maturity date	Principal		Value
Diversified Financial Services (continued)
Selp Finance Sarl	1.50%	11-20-2025	EUR	200,000	$232,058
					1,037,411

Insurance : 3.89%
Aon plc	2.88	5-14-2026	EUR	300,000	380,483
Aviva plc (5 Year EUR Swap +5.13%) ±	6.13	7-5-2043	EUR	100,000	131,939
Aviva plc (ICE LIBOR GBP 6 Month +4.14%) ±	6.63	6-3-2041	GBP	200,000	283,613
Hannover Rueck SE (3 Month EURIBOR +2.38%) ±	1.13	10-9-2039	EUR	200,000	219,672
Legal & General Group plc (3 Month U.S. Treasury Bill +9.33%) ±	10.00	7-23-2041	GBP	200,000	299,421
Liberty Mutual Finance Europe Designated Activity Company	1.75	3-27-2024	EUR	100,000	118,104
Mandatum Life Insurance Company Limited (3 Month EURIBOR +2.30%) ±	1.88	10-4-2049	EUR	200,000	228,982
Munich Re Group (ICE LIBOR GBP 3 Month +4.95%) ±	6.63	5-26-2042	GBP	100,000	148,535
Sampo Oyj	1.63	2-21-2028	EUR	200,000	241,541
Sampo Oyj (3 Month EURIBOR +4.05%) ±	3.38	5-23-2049	EUR	200,000	251,738
Swiss Re Finance (Luxembourg) SA (EURIBOR ICE SWAP RATE 11:00am +2.85%) ±	2.53	4-30-2050	EUR	200,000	245,863
UMG Groupe VYV	1.63	7-2-2029	EUR	200,000	232,387
					2,782,278

Mortgage REITs : 0.34%
Digital Euro Finco LLC	2.63	4-15-2024	EUR	200,000	242,869

Thrifts & Mortgage Finance : 0.33%
Aareal Bank AG (5 Year EUR Swap +2.90%) ±	4.25	3-18-2026	EUR	200,000	233,792

Health Care : 0.81%
Life Sciences Tools & Services : 0.17%
Thermo Fisher Scientific Company	1.40	1-23-2026	EUR	100,000	118,551

Pharmaceuticals : 0.64%
Bayer AG (EURIBOR ICE SWAP RATE 11:00am +2.65%) ±	2.38	11-12-2079	EUR	100,000	113,712
Bayer AG (5 Year EUR Swap +3.11%) ±	3.13	11-12-2079	EUR	100,000	114,974
Merck KGaA (EURIBOR ICE SWAP RATE 11:00am +1.95%) ±	1.63	6-25-2079	EUR	200,000	230,597
					459,283

Industrials : 1.04%
Commercial Services & Supplies : 0.17%
Edenred	1.88	3-6-2026	EUR	100,000	121,232

Containers & Packaging : 0.17%
Brambles Finance plc	1.50	10-4-2027	EUR	100,000	119,868

Industrial Conglomerates : 0.70%
CK Hutchison Group Company	1.50	10-17-2031	EUR	200,000	223,586
DH Europe Finance SA	0.20	3-18-2026	EUR	150,000	166,216
DH Europe Finance SA	0.45	3-18-2028	EUR	100,000	110,796
					500,598

Information Technology : 0.31%
IT Services : 0.31%
Worldline SA	0.25	9-18-2024	EUR	200,000	222,705

6

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal		Value
Materials : 1.66%
Chemicals : 1.17%
Arkema Company (5 Year EUR Swap +2.87%) ±	2.75%	12-31-2099	EUR	200,000	$238,081
Sika Capital BV	0.88	4-29-2027	EUR	200,000	230,980
Sika Capital BV	1.50	4-29-2031	EUR	200,000	241,413
Solvay SA (5 Year EUR Swap +3.92%) ±	4.25	12-31-2099	EUR	100,000	124,484
					834,958

Containers & Packaging : 0.16%
DS Smith plc	2.25	9-16-2022	EUR	100,000	117,865

Paper & Forest Products : 0.33%
Mondi Finance plc	1.63	4-27-2026	EUR	200,000	235,553

Real Estate : 0.66%
Equity REITs : 0.66%
Inmobiliaria Colonial SA	1.45	10-28-2024	EUR	400,000	468,603

Utilities : 2.71%
Electric Utilities : 2.55%
Electricite de France SA (12 Year EUR Swap +3.79%) ±	5.38	1-29-2049	EUR	200,000	258,969
Electricite de France SA	5.50	10-17-2041	GBP	200,000	384,415
Enel Finance International NV	0.38	6-17-2027	EUR	100,000	111,006
ESB Finance Designated Activity Company	1.13	6-11-2030	EUR	200,000	233,264
Eurogrid GmbH	1.88	6-10-2025	EUR	100,000	121,150
Fortum Oyj	0.88	2-27-2023	EUR	300,000	342,379
Orsted A/S (EURIBOR ICE SWAP RATE 11:00am +1.95%) ±	1.75	12-9-2099	EUR	100,000	113,011
Reseau de Transport d’Electricite	1.88	10-23-2037	EUR	200,000	258,106
					1,822,300

Water Utilities : 0.16%
FCC Aqualia SA	1.41	6-8-2022	EUR	100,000	114,736

Total Foreign Corporate Bonds and Notes (Cost $19,856,461)					20,312,963

Municipal Obligations : 0.48%
New Jersey : 0.48%
Transportation Revenue : 0.48%
New Jersey State Transportation Trust Fund Authority Transportation System Refunding Bond Series B	4.13	6-15-2042	$	350,000	347,172

Total Municipal Obligations (Cost $350,000)					347,172

U.S. Treasury Securities : 0.60%
U.S. Treasury Note	1.63	8-15-2029		295,000	287,159
U.S. Treasury Note	1.75	11-15-2029		145,000	142,698
Total U.S. Treasury Securities (Cost $432,583)					429,857

Yankee Corporate Bonds and Notes : 14.30%
Communication Services : 2.49%
Diversified Telecommunication Services : 0.68%
Telefonica Emisiones SAU	4.10	3-8-2027		450,000	486,593

7

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Global Investment Grade Credit Fund

	Interest rate	Maturity date	Principal	Value
Interactive Media & Services : 1.00%
Tencent Holdings Limited 144A	3.60%	1-19-2028	$685,000	$714,205

Wireless Telecommunication Services : 0.81%
Vodafone Group plc	4.38	5-30-2028	525,000	581,362

Consumer Staples : 0.93%
Household Products : 0.79%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024	555,000	565,607

Tobacco : 0.14%
Imperial Brands Finance plc 144A	3.50	7-26-2026	100,000	100,478

Energy : 0.12%
Oil, Gas & Consumable Fuels : 0.12%
Saudi Arabian Oil Company 144A	4.38	4-16-2049	75,000	81,757

Financials : 10.01%
Banks : 6.03%
Banco Santander SA (3 Month LIBOR +1.56%) ±	3.54	4-11-2022	600,000	611,199
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.30	3-5-2020	490,000	490,281
Credit Suisse New York	3.63	9-9-2024	580,000	616,498
HSBC Holdings plc	4.30	3-8-2026	430,000	467,840
ING Groep NV (3 Month LIBOR +1.15%) ±	3.11	3-29-2022	290,000	293,956
Royal Bank of Scotland Group plc	3.88	9-12-2023	490,000	513,169
Sumitomo Mitsui Financial Group	2.06	7-14-2021	375,000	375,452
Sumitomo Mitsui Financial Group	3.10	1-17-2023	445,000	456,166
Westpac Banking Corporation	3.65	5-15-2023	460,000	482,097
				4,306,658

Capital Markets : 1.20%
Macquarie Group Limited (3 Month LIBOR +1.02%) 144A±	3.19	11-28-2023	265,000	270,830
Macquarie Group Limited 144A	6.00	1-14-2020	585,000	585,704
				856,534

Diversified Financial Services : 2.08%
GE Capital International Funding Company	4.42	11-15-2035	280,000	298,137
Invesco Finance plc	3.13	11-30-2022	505,000	518,932
Siemens Financieringsmaatschappij NV 144A	2.35	10-15-2026	380,000	377,569
WPP Finance Limited 2010	3.75	9-19-2024	280,000	295,227
				1,489,865

Insurance : 0.70%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	216,000	227,839
AXIS Specialty Finance plc	4.00	12-6-2027	260,000	275,378
				503,217

Information Technology : 0.75%
Semiconductors & Semiconductor Equipment : 0.75%
NXP BV 144A	3.88	6-18-2026	505,000	535,117

Total Yankee Corporate Bonds and Notes (Cost $9,893,493)				10,221,393

8

Wells Fargo Global Investment Grade Credit Fund	Portfolio of investments — December 31, 2019 (unaudited)

		Yield	Shares	Value
Short-Term Investments : 0.57%
Investment Companies : 0.57%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.55%	411,671	$411,671

Total Short-Term Investments (Cost $411,671)				411,671

Total investments in securities (Cost $68,330,859)	99.55%			71,163,379
Other assets and liabilities, net	0.45			318,965

Total net assets	100.00%			$71,482,344

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

CAD	Canadian dollar
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

9

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
3,611,070 USD	2,800,000 GBP	State Street Bank	1-22-2020	$0	$(99,839)
17,692,328 USD	16,000,000 EUR	State Street Bank	1-22-2020	0	(276,061)
1,391,207 USD	1,850,000 CAD	State Street Bank	1-22-2020	0	(33,616)

				$0	$(409,516)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,834,198	3,849,632	(5,272,159)	411,671	$411,671	0.58%

Wells Fargo Global Investment Grade Credit Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$1,528,747	$0	$1,528,747
Corporate bonds and notes	0	37,911,576	0	37,911,576
Foreign corporate bonds and notes	0	20,312,963	0	20,312,963
Municipal obligations	0	347,172	0	347,172
U.S. Treasury securities	429,857	0	0	429,857
Yankee corporate bonds and notes	0	10,221,393	0	10,221,393
Short-term investments
Investment companies	411,671	0	0	411,671

Total assets	$841,528	$70,321,851	$0	$71,163,379

Liabilities
Forward foreign currency contracts	$0	$409,516	$0	$409,516

Total liabilities	$0	$409,516	$0	$409,516

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

For the three months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$36,694	$43,608

Total Agency Securities (Cost $36,694)				43,608

			Shares
Common Stocks : 59.91%
Communication Services : 6.11%
Diversified Telecommunication Services : 1.21%
AT&T Incorporated			237,163	7,947,332
CenturyLink Incorporated			31,179	366,665
Verizon Communications Incorporated			134,398	7,678,158
				15,992,155

Entertainment : 1.21%
Activision Blizzard Incorporated			24,893	1,174,950
Electronic Arts Incorporated †			9,640	976,146
Netflix Incorporated †			14,208	5,218,883
Take-Two Interactive Software Incorporated †			3,656	415,066
The Walt Disney Company			56,730	7,921,777
Viacom Incorporated Class B			11,492	343,266
				16,050,088

Interactive Media & Services : 2.82%
Alphabet Incorporated Class A †			9,730	10,535,644
Alphabet Incorporated Class C †			9,959	10,764,783
Facebook Incorporated Class A †			78,075	15,068,475
TripAdvisor Incorporated †			3,363	155,673
Twitter Incorporated †			23,729	828,142
				37,352,717

Media : 0.87%
CBS Corporation Class B			11,437	570,706
Charter Communications Incorporated Class A †			5,590	2,209,056
Comcast Corporation Class A			147,190	6,223,193
Discovery Communications Incorporated Class A †			5,129	157,460
Discovery Communications Incorporated Class C †			11,717	333,349
DISH Network Corporation Class A †			7,498	287,998
Fox Corporation Class A			11,515	421,910
Fox Corporation Class B			5,276	192,732
Interpublic Group of Companies Incorporated			12,578	284,137
News Corporation Class A			12,528	169,003
News Corporation Class B			4,021	56,133
Omnicom Group Incorporated			7,155	586,352
				11,492,029

Consumer Discretionary : 6.11%
Auto Components : 0.07%
Aptiv plc			8,379	677,275
BorgWarner Incorporated			6,735	282,735
				960,010

Automobiles : 0.24%
Ford Motor Company			127,345	1,302,739
General Motors Company			42,867	1,651,666
Harley-Davidson Incorporated			5,169	185,205
				3,139,610

1

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Distributors : 0.06%
Genuine Parts Company	4,746	$491,591
LKQ Corporation †	10,203	271,502
		763,093

Diversified Consumer Services : 0.01%
H&R Block Incorporated	6,606	193,556

Hotels, Restaurants & Leisure : 1.16%
Carnival Corporation	13,012	605,709
Chipotle Mexican Grill Incorporated †	792	580,441
Darden Restaurants Incorporated	3,996	486,433
Hilton Worldwide Holdings Incorporated	9,458	924,425
Marriott International Incorporated Class A	8,981	1,259,944
McDonald’s Corporation	24,814	5,152,875
MGM Resorts International	16,584	473,805
Norwegian Cruise Line Holdings Limited †	6,999	375,356
Royal Caribbean Cruises Limited	5,586	677,079
Starbucks Corporation	39,360	3,299,549
Wynn Resorts Limited	3,148	390,321
Yum! Brands Incorporated	9,943	1,100,392
		15,326,329

Household Durables : 0.19%
D.R. Horton Incorporated	11,035	475,940
Garmin Limited	3,939	314,332
Leggett & Platt Incorporated	4,265	163,648
Lennar Corporation Class A	9,275	449,467
Mohawk Industries Incorporated †	2,000	294,940
Newell Rubbermaid Incorporated	12,650	195,063
Pulte Group Incorporated	8,286	262,003
Whirlpool Corporation	2,057	292,835
		2,448,228

Internet & Direct Marketing Retail : 2.24%
Amazon.com Incorporated †	13,439	25,448,470
Booking Holdings Incorporated †	1,406	2,635,842
eBay Incorporated	26,622	1,051,569
Expedia Group Incorporated	3,844	511,367
		29,647,248

Leisure Products : 0.03%
Hasbro Incorporated	3,762	397,568

Multiline Retail : 0.30%
Dollar General Corporation	8,394	1,134,533
Dollar Tree Incorporated †	7,720	829,051
Kohl’s Corporation	5,265	250,351
Macy’s Incorporated	10,037	215,394
Nordstrom Incorporated	3,417	108,866
Target Corporation	16,648	1,441,883
		3,980,078

Specialty Retail : 1.38%
Advance Auto Parts Incorporated	2,331	359,300
AutoZone Incorporated †	796	875,178
Best Buy Company Incorporated	7,550	526,462
CarMax Incorporated †	5,401	468,969
Foot Locker Incorporated	3,649	152,966
L Brands Incorporated	7,454	194,549
Lowe’s Companies Incorporated	25,441	2,567,251
O’Reilly Automotive Incorporated †	2,543	939,181
Ross Stores Incorporated	11,940	1,183,493

2

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Specialty Retail (continued)
The Gap Incorporated	6,878	$123,598
The Home Depot Incorporated	35,755	7,435,967
The TJX Companies Incorporated	39,408	2,083,895
Tiffany & Company	3,511	328,770
Tractor Supply Company	3,920	426,496
ULTA Beauty Incorporated †	1,804	625,790
		18,291,865

Textiles, Apparel & Luxury Goods : 0.43%
Capri Holdings Limited †	4,904	170,071
HanesBrands Incorporated	11,747	202,283
Nike Incorporated Class B	40,840	3,428,518
PVH Corporation	2,433	230,259
Ralph Lauren Corporation	1,695	192,535
Tapestry Incorporated	9,429	299,182
Under Armour Incorporated Class A †	6,109	154,863
Under Armour Incorporated Class C †	6,313	140,149
VF Corporation	10,583	924,425
		5,742,285

Consumer Staples : 4.36%
Beverages : 1.12%
Brown-Forman Corporation Class B	5,406	299,655
Constellation Brands Incorporated Class A	5,433	1,069,975
Molson Coors Brewing Company Class B	6,102	341,712
Monster Beverage Corporation †	12,718	811,790
PepsiCo Incorporated	45,555	5,973,627
The Coca-Cola Company	124,772	6,353,390
		14,850,149

Food & Staples Retailing : 0.89%
Costco Wholesale Corporation	14,292	3,776,804
Sysco Corporation	15,367	1,086,754
The Kroger Company	26,214	569,106
Wal-Mart Stores Incorporated	45,456	5,022,433
Walgreens Boots Alliance Incorporated	25,254	1,380,636
		11,835,733

Food Products : 0.69%
Archer Daniels Midland Company	18,204	742,723
Campbell Soup Company «	6,263	250,958
ConAgra Foods Incorporated	15,791	418,777
General Mills Incorporated	19,458	1,021,934
Hormel Foods Corporation «	8,848	358,698
Kellogg Company	8,077	432,685
Lamb Weston Holdings Incorporated	4,753	301,150
McCormick & Company Incorporated	3,979	616,785
Mondelez International Incorporated Class A	46,809	2,523,005
The Hershey Company	4,526	606,620
The J.M. Smucker Company	3,696	425,742
The Kraft Heinz Company	20,218	627,567
Tyson Foods Incorporated Class A	9,580	773,489
		9,100,133

Household Products : 1.03%
Church & Dwight Company Incorporated	8,001	584,553
Colgate-Palmolive Company	27,899	1,999,521
Kimberly-Clark Corporation	11,172	1,489,004
The Clorox Company	4,138	633,569

3

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Household Products (continued)
The Procter & Gamble Company	81,513	$8,937,900
		13,644,547

Personal Products : 0.11%
Coty Incorporated Class A	9,766	130,864
The Estee Lauder Companies Incorporated Class A	7,125	1,304,659
		1,435,523

Tobacco : 0.52%
Altria Group Incorporated	60,799	2,878,833
Philip Morris International Incorporated	50,559	3,970,398
		6,849,231

Energy : 3.02%
Energy Equipment & Services : 0.27%
Baker Hughes Incorporated	16,733	412,134
Halliburton Company	28,402	645,861
Helmerich & Payne Incorporated	3,590	181,726
National Oilwell Varco Incorporated	12,541	278,786
Schlumberger Limited	45,013	1,788,817
TechnipFMC plc	13,686	355,015
		3,662,339

Oil, Gas & Consumable Fuels : 2.75%
Anadarko Petroleum Corporation	16,317	1,151,328
Apache Corporation	12,217	353,926
Cabot Oil & Gas Corporation	13,755	315,815
Chevron Corporation	61,903	7,703,209
Cimarex Energy Company	3,295	195,492
Concho Resources Incorporated	6,519	672,630
ConocoPhillips	36,727	2,240,347
Devon Energy Corporation	13,493	384,820
Diamondback Energy Incorporated	5,030	548,119
EOG Resources Incorporated	18,859	1,756,904
Exxon Mobil Corporation	137,497	10,536,395
Hess Corporation	8,283	526,550
HollyFrontier Corporation	5,105	236,259
Kinder Morgan Incorporated	63,266	1,320,994
Marathon Oil Corporation	26,580	377,702
Marathon Petroleum Corporation	21,533	1,203,264
Noble Energy Incorporated	15,540	348,096
Occidental Petroleum Corporation	24,308	1,222,206
ONEOK Incorporated	13,414	923,017
Phillips 66	13,573	1,269,618
Pioneer Natural Resources Company	5,473	842,076
The Williams Companies Incorporated	39,378	1,104,159
Valero Energy Corporation	13,559	1,160,786
		36,393,712

Financials : 7.86%
Banks : 3.29%
Bank of America Corporation	287,357	8,333,353
BB&T Corporation	24,890	1,222,846
Citigroup Incorporated	75,148	5,262,614
Citizens Financial Group Incorporated	14,894	526,652
Comerica Incorporated	5,009	363,854
Fifth Third Bancorp	23,630	659,277
First Republic Bank	5,354	522,818
Huntington Bancshares Incorporated	34,006	469,963
JPMorgan Chase & Company	105,419	11,785,844

4

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Banks (continued)
KeyCorp	32,766	$581,597
M&T Bank Corporation	4,439	754,941
People’s United Financial Incorporated	12,816	215,052
PNC Financial Services Group Incorporated	14,670	2,013,898
Regions Financial Corporation	32,927	491,929
SunTrust Banks Incorporated	14,423	906,486
SVB Financial Group †	1,699	381,578
US Bancorp	48,632	2,548,317
Wells Fargo & Company (l)	131,446	6,220,025
Zions Bancorporation	5,932	272,753
		43,533,797

Capital Markets : 1.62%
Affiliated Managers Group Incorporated	1,663	153,229
Ameriprise Financial Incorporated	4,351	631,591
Bank of New York Mellon Corporation	28,628	1,263,926
BlackRock Incorporated	3,866	1,814,314
CBOE Holdings Incorporated	3,630	376,177
CME Group Incorporated	11,633	2,258,082
E*TRADE Financial Corporation	7,950	354,570
Franklin Resources Incorporated	9,566	332,897
Intercontinental Exchange Incorporated	18,323	1,574,679
Invesco Limited	13,017	266,328
MarketAxess Holdings Incorporated	1,225	393,749
Moody’s Corporation	5,360	1,046,862
Morgan Stanley	41,547	1,820,174
MSCI Incorporated	2,751	656,911
Northern Trust Corporation	7,074	636,660
Raymond James Financial Incorporated	4,106	347,162
S&P Global Incorporated	7,997	1,821,637
State Street Corporation	12,126	679,784
T. Rowe Price Group Incorporated	7,684	843,012
The Charles Schwab Corporation	38,612	1,551,816
The Goldman Sachs Group Incorporated	11,056	2,262,058
The NASDAQ OMX Group Incorporated	3,769	362,465
		21,448,083

Consumer Finance : 0.43%
American Express Company	22,252	2,746,787
Capital One Financial Corporation	15,261	1,384,783
Discover Financial Services	10,519	816,169
Synchrony Financial	20,609	714,514
		5,662,253

Diversified Financial Services : 1.02%
Berkshire Hathaway Incorporated Class B †	62,973	13,423,954
Jefferies Financial Group Incorporated	8,233	158,321
		13,582,275

Insurance : 1.50%
AFLAC Incorporated	24,225	1,327,772
American International Group Incorporated	28,264	1,505,906
Aon plc	7,816	1,508,332
Arthur J. Gallagher & Company	6,020	527,292
Assurant Incorporated	1,997	212,441
Chubb Limited	14,880	2,191,675
Cincinnati Financial Corporation	4,930	511,093
Everest Reinsurance Group Limited	1,323	327,019
Lincoln National Corporation	6,575	423,759
Loews Corporation	8,719	476,668
Marsh & McLennan Companies Incorporated	16,617	1,657,546
MetLife Incorporated	30,884	1,534,008
Principal Financial Group Incorporated	8,418	487,571

5

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Insurance (continued)
Prudential Financial Incorporated	13,194	$1,332,594
The Allstate Corporation	10,825	1,100,794
The Hartford Financial Services Group Incorporated	11,748	654,599
The Progressive Corporation	18,978	1,516,912
The Travelers Companies Incorporated	8,511	1,272,565
Torchmark Corporation	3,286	293,966
Unum Group	6,885	230,992
Willis Towers Watson plc	4,200	804,468
		19,897,972

Health Care : 8.51%
Biotechnology : 1.31%
AbbVie Incorporated	48,041	3,493,542
Alexion Pharmaceuticals Incorporated †	7,287	954,451
Amgen Incorporated	19,820	3,652,430
Biogen Incorporated †	6,300	1,473,381
Celgene Corporation †	22,919	2,118,632
Gilead Sciences Incorporated	41,321	2,791,647
Incyte Corporation †	5,784	491,409
Regeneron Pharmaceuticals Incorporated †	2,555	799,715
Vertex Pharmaceuticals Incorporated †	8,323	1,526,272
		17,301,479

Health Care Equipment & Supplies : 2.12%
Abbott Laboratories	57,331	4,821,537
ABIOMED Incorporated †	1,466	381,878
Align Technology Incorporated †	2,365	647,301
Baxter International Incorporated	15,418	1,262,734
Becton Dickinson & Company	8,766	2,209,120
Boston Scientific Corporation †	45,192	1,942,352
Danaher Corporation	20,474	2,926,144
Dentsply Sirona Incorporated	7,603	443,711
Edwards Lifesciences Corporation †	6,775	1,251,614
Hologic Incorporated †	8,710	418,254
IDEXX Laboratories Incorporated †	2,795	769,547
Intuitive Surgical Incorporated †	3,751	1,967,587
Medtronic plc	43,568	4,243,088
ResMed Incorporated	4,660	568,660
Stryker Corporation	10,064	2,068,957
Teleflex Incorporated	1,499	496,394
The Cooper Companies Incorporated	1,607	541,382
Varian Medical Systems Incorporated †	2,955	402,264
Zimmer Biomet Holdings Incorporated	6,655	783,560
		28,146,084

Health Care Providers & Services : 1.61%
AmerisourceBergen Corporation	5,053	430,819
Anthem Incorporated	8,358	2,358,711
Cardinal Health Incorporated	9,686	456,211
Centene Corporation †	13,434	704,479
Cigna Corporation	12,331	1,942,749
CVS Health Corporation	42,217	2,300,404
DaVita HealthCare Partners Incorporated †	4,110	231,229
HCA Holdings Incorporated	8,677	1,172,870
Henry Schein Incorporated	4,844	338,596
Humana Incorporated	4,388	1,164,136
Laboratory Corporation of America Holdings †	3,200	553,280
McKesson Corporation	6,172	829,455
Quest Diagnostics Incorporated	4,366	444,502
UnitedHealth Group Incorporated	30,883	7,535,761
Universal Health Services Incorporated Class B	2,693	351,140
WellCare Health Plans Incorporated †	1,634	465,804
		21,280,146

6

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Health Care Technology : 0.06%
Cerner Corporation	10,575	$775,148

Life Sciences Tools & Services : 0.65%
Agilent Technologies Incorporated	10,268	766,712
Illumina Incorporated †	4,776	1,758,284
IQVIA Holdings Incorporated †	5,128	825,095
Mettler-Toledo International Incorporated †	805	676,200
PerkinElmer Incorporated	3,604	347,209
Thermo Fisher Scientific Incorporated	12,998	3,817,253
Waters Corporation †	2,257	485,797
		8,676,550

Pharmaceuticals : 2.76%
Allergan plc	10,013	1,676,477
Bristol-Myers Squibb Company	53,156	2,410,625
Eli Lilly & Company	28,078	3,110,762
Johnson & Johnson	86,281	12,017,218
Merck & Company Incorporated	83,668	7,015,562
Mylan NV †	16,751	318,939
Nektar Therapeutics †	5,664	201,525
Perrigo Company plc	4,065	193,575
Pfizer Incorporated	180,416	7,815,621
Zoetis Incorporated	15,555	1,765,337
		36,525,641

Industrials : 5.57%
Aerospace & Defense : 1.51%
Arconic Incorporated	12,975	335,015
General Dynamics Corporation	8,824	1,604,380
Huntington Ingalls Industries Incorporated	1,349	303,174
L3Harris Technologies Incorporated	3,838	725,881
Lockheed Martin Corporation	7,988	2,903,958
Northrop Grumman Corporation	5,517	1,782,598
Raytheon Company	9,051	1,573,788
Textron Incorporated	7,563	401,142
The Boeing Company	17,003	6,189,262
TransDigm Group Incorporated †	1,589	768,758
United Technologies Corporation	26,359	3,431,942
		20,019,898

Air Freight & Logistics : 0.33%
C.H. Robinson Worldwide Incorporated	4,437	374,261
Expeditors International of Washington Incorporated	5,589	423,982
FedEx Corporation	7,790	1,279,040
United Parcel Service Incorporated Class B	22,668	2,340,924
		4,418,207

Airlines : 0.24%
Alaska Air Group Incorporated	4,013	256,471
American Airlines Group Incorporated	12,865	419,528
Delta Air Lines Incorporated	19,359	1,098,623
Southwest Airlines Company	15,883	806,539
United Continental Holdings Incorporated †	7,182	628,784
		3,209,945

Building Products : 0.17%
A.O. Smith Corporation	4,586	216,276
Allegion plc	3,052	337,399
Fortune Brands Home & Security Incorporated	4,545	259,656
Johnson Controls International plc	25,860	1,068,277

7

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Building Products (continued)
Masco Corporation	9,539	$374,310
		2,255,918

Commercial Services & Supplies : 0.26%
Cintas Corporation	2,752	653,022
Copart Incorporated †	6,551	489,622
Republic Services Incorporated	7,002	606,653
Rollins Incorporated	4,789	171,781
Waste Management Incorporated	12,696	1,464,738
		3,385,816

Construction & Engineering : 0.04%
Jacobs Engineering Group Incorporated	3,729	314,690
Quanta Services Incorporated	4,617	176,323
		491,013

Electrical Equipment : 0.29%
AMETEK Incorporated	7,404	672,579
Eaton Corporation plc	13,749	1,145,017
Emerson Electric Company	19,973	1,332,599
Rockwell Automation Incorporated	3,845	629,926
		3,780,121

Industrial Conglomerates : 0.87%
3M Company	18,732	3,247,005
General Electric Company	283,400	2,975,700
Honeywell International Incorporated	23,649	4,128,879
Roper Industries Incorporated	3,373	1,235,395
		11,586,979

Machinery : 0.95%
Caterpillar Incorporated	18,583	2,532,677
Cummins Incorporated	4,708	806,669
Deere & Company	10,301	1,706,979
Dover Corporation	4,722	473,144
Flowserve Corporation	4,261	224,512
Fortive Corporation	9,583	781,206
Illinois Tool Works Incorporated	9,739	1,468,739
Ingersoll-Rand plc	7,836	992,586
PACCAR Incorporated	11,258	806,748
Parker-Hannifin Corporation	4,168	708,602
Pentair plc	5,139	191,171
Snap-on Incorporated	1,799	297,986
Stanley Black & Decker Incorporated	4,924	712,060
Wabtec Corporation	5,257	377,242
Xylem Incorporated	5,847	489,043
		12,569,364

Professional Services : 0.19%
Equifax Incorporated	3,926	530,952
IHS Markit Limited †	11,822	753,298
Nielsen Holdings plc	11,553	261,098
Robert Half International Incorporated	3,849	219,431
Verisk Analytics Incorporated	5,319	779,021
		2,543,800

Road & Rail : 0.62%
CSX Corporation	24,980	1,932,703
J.B. Hunt Transport Services Incorporated	2,826	258,325
Kansas City Southern	3,269	398,230

8

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Road & Rail (continued)
Norfolk Southern Corporation	8,643	$1,722,809
Union Pacific Corporation	23,002	3,889,868
		8,201,935

Trading Companies & Distributors : 0.10%
Fastenal Company	18,599	606,141
United Rentals Incorporated †	2,554	338,737
W.W. Grainger Incorporated	1,459	391,348
		1,336,226

Information Technology : 12.87%
Communications Equipment : 0.72%
Arista Networks Incorporated †	1,717	445,768
Cisco Systems Incorporated	139,110	7,613,490
F5 Networks Incorporated †	1,939	282,377
Juniper Networks Incorporated	11,189	297,963
Motorola Solutions Incorporated	5,354	892,672
		9,532,270

Electronic Equipment, Instruments & Components : 0.28%
Amphenol Corporation Class A	9,708	931,386
Corning Incorporated	25,502	847,431
FLIR Systems Incorporated	4,400	238,040
IPG Photonics Corporation †	1,156	178,313
Keysight Technologies Incorporated †	6,114	549,098
TE Connectivity Limited	10,947	1,048,504
		3,792,772

IT Services : 3.19%
Accenture plc Class A	20,728	3,829,913
Akamai Technologies Incorporated †	5,332	427,306
Alliance Data Systems Corporation	1,463	205,010
Automatic Data Processing Incorporated	14,144	2,338,428
Broadridge Financial Solutions Incorporated	3,773	481,737
Cognizant Technology Solutions Corporation Class A	18,499	1,172,652
DXC Technology Company	8,718	480,798
Fidelity National Information Services Incorporated	10,524	1,291,084
Fiserv Incorporated †	12,753	1,162,563
FleetCor Technologies Incorporated †	2,801	786,661
Gartner Incorporated †	2,927	471,071
Global Payments Incorporated	5,091	815,222
International Business Machines Corporation	28,813	3,973,313
Jack Henry & Associates Incorporated	2,508	335,871
MasterCard Incorporated Class A	29,207	7,726,128
Paychex Incorporated	10,394	855,322
PayPal Holdings Incorporated †	38,181	4,370,197
The Western Union Company	13,996	278,380
Total System Services Incorporated	5,290	678,548
VeriSign Incorporated †	3,408	712,817
Visa Incorporated Class A	56,511	9,807,484
		42,200,505

Semiconductors & Semiconductor Equipment : 2.25%
Advanced Micro Devices Incorporated †	28,822	875,324
Analog Devices Incorporated	12,016	1,356,246
Applied Materials Incorporated	30,420	1,366,162
Broadcom Incorporated	12,864	3,703,031
Intel Corporation	145,489	6,964,558
KLA-Tencor Corporation	5,251	620,668
Lam Research Corporation	4,871	914,969

9

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products Incorporated	8,852	$529,527
Microchip Technology Incorporated «	7,732	670,364
Micron Technology Incorporated †	35,964	1,387,851
NVIDIA Corporation	19,791	3,250,276
Qorvo Incorporated †	3,871	257,847
QUALCOMM Incorporated	39,506	3,005,221
Skyworks Solutions Incorporated	5,611	433,562
Texas Instruments Incorporated	30,488	3,498,803
Xilinx Incorporated	8,251	972,958
		29,807,367

Software : 4.06%
Adobe Systems Incorporated †	15,857	4,672,265
Ansys Incorporated †	2,726	558,339
Autodesk Incorporated †	7,137	1,162,617
Cadence Design Systems Incorporated †	9,133	646,708
Citrix Systems Incorporated	4,064	398,841
Fortinet Incorporated †	4,716	362,330
Intuit Incorporated	8,424	2,201,444
Microsoft Corporation	249,018	33,358,451
Oracle Corporation	78,855	4,492,369
Red Hat Incorporated †	5,776	1,084,502
Salesforce.com Incorporated †	25,235	3,828,907
Symantec Corporation	20,089	437,137
Synopsys Incorporated †	4,870	626,720
		53,830,630

Technology Hardware, Storage & Peripherals : 2.37%
Apple Incorporated	142,044	28,113,348
Hewlett Packard Enterprise Company	43,517	650,579
HP Incorporated	48,950	1,017,671
NetApp Incorporated	8,026	495,204
Seagate Technology plc	8,187	385,771
Western Digital Corporation	9,521	452,724
Xerox Corporation	6,350	224,854
		31,340,151

Materials : 1.68%
Chemicals : 1.21%
Air Products & Chemicals Incorporated	7,153	1,619,225
Albemarle Corporation «	3,443	242,422
Celanese Corporation Series A	4,114	443,489
CF Industries Holdings Incorporated	7,183	335,518
Corteva Incorporated	24,333	719,527
Dow Incorporated	24,334	1,199,910
Dupont de Nemours Incorporated	24,333	1,826,678
Eastman Chemical Company	4,502	350,391
Ecolab Incorporated	8,242	1,627,300
FMC Corporation	4,278	354,860
International Flavors & Fragrances Incorporated «	3,293	477,781
Linde plc	17,638	3,541,710
LyondellBasell Industries NV Class A	9,868	849,931
PPG Industries Incorporated	7,672	895,399
The Mosaic Company	11,534	288,696
The Sherwin-Williams Company	2,639	1,209,427
		15,982,264

Construction Materials : 0.08%
Martin Marietta Materials Incorporated	2,030	467,123
Vulcan Materials Company	4,292	589,335
		1,056,458

10

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Shares	Value
Containers & Packaging : 0.23%
Amcor plc †	52,745	$606,040
Avery Dennison Corporation	2,742	317,195
Ball Corporation	10,878	761,351
International Paper Company	12,912	559,348
Packaging Corporation of America	3,070	292,632
Sealed Air Corporation	5,059	216,424
WestRock Company	8,353	304,634
		3,057,624

Metals & Mining : 0.16%
Freeport-McMoRan Incorporated	47,142	547,319
Newmont Mining Corporation	26,636	1,024,687
Nucor Corporation	9,905	545,766
		2,117,772

Real Estate : 1.83%
Equity REITs : 1.79%
Alexandria Real Estate Equities Incorporated	3,669	517,659
American Tower Corporation	14,364	2,936,720
Apartment Investment & Management Company Class A	4,836	242,380
AvalonBay Communities Incorporated	4,530	920,405
Boston Properties Incorporated	5,021	647,709
Crown Castle International Corporation	13,511	1,761,159
Digital Realty Trust Incorporated	6,768	797,203
Duke Realty Corporation	11,680	369,205
Equinix Incorporated	2,731	1,377,216
Equity Residential	12,039	914,001
Essex Property Trust Incorporated	2,135	623,271
Extra Space Storage Incorporated	4,141	439,360
Federal Realty Investment Trust	2,433	313,273
HCP Incorporated	15,533	496,745
Host Hotels & Resorts Incorporated	24,077	438,683
Iron Mountain Incorporated	9,323	291,810
Kimco Realty Corporation	13,715	253,453
Mid-America Apartment Communities Incorporated	3,704	436,183
Prologis Incorporated	20,499	1,641,970
Public Storage Incorporated	4,877	1,161,555
Realty Income Corporation	10,231	705,632
Regency Centers Corporation	5,430	362,398
SBA Communications Corporation †	3,680	827,411
Simon Property Group Incorporated	10,041	1,604,150
SL Green Realty Corporation	2,739	220,133
The Macerich Company	3,442	115,273
UDR Incorporated	9,157	411,058
Ventas Incorporated	12,004	820,473
Vornado Realty Trust	5,641	361,588
Welltower Incorporated	13,159	1,072,853
Weyerhaeuser Company	24,203	637,507
		23,718,436

Real Estate Management & Development : 0.04%
CBRE Group Incorporated Class A †	10,163	521,362

Utilities : 1.99%
Electric Utilities : 1.20%
Alliant Energy Corporation	7,678	376,836
American Electric Power Company Incorporated	16,035	1,411,240
Duke Energy Corporation	23,659	2,087,670
Edison International	10,588	713,737
Entergy Corporation	6,172	635,284
Evergy Incorporated	7,932	477,110
Eversource Energy	10,434	790,480

11

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

			Shares	Value
Electric Utilities (continued)
Exelon Corporation			31,553	$1,512,651
FirstEnergy Corporation			16,406	702,341
NextEra Energy Incorporated			15,564	3,188,441
Pinnacle West Capital Corporation			3,648	343,240
PPL Corporation			23,454	727,309
The Southern Company			33,823	1,869,735
Xcel Energy Incorporated			16,725	994,970
				15,831,044

Gas Utilities : 0.03%
Atmos Energy Corporation			3,801	401,234

Independent Power & Renewable Electricity Producers : 0.05%
AES Corporation			21,569	361,496
NRG Energy Incorporated			8,681	304,877
				666,373

Multi-Utilities : 0.66%
Ameren Corporation			7,981	599,453
CenterPoint Energy Incorporated			16,319	467,213
CMS Energy Corporation			9,221	533,988
Consolidated Edison Incorporated			10,629	931,951
Dominion Energy Incorporated			26,074	2,016,042
DTE Energy Company			5,954	761,398
NiSource Incorporated			12,125	349,200
Public Service Enterprise Group Incorporated			16,425	966,119
Sempra Energy			8,917	1,225,552
WEC Energy Group Incorporated			10,251	854,626
				8,705,542

Water Utilities : 0.05%
American Water Works Company Incorporated			5,866	680,456

Total Common Stocks (Cost $342,175,712)				793,419,136

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities : 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	2.73%	12-25-2034	$8,981	8,725

Total Non-Agency Mortgage-Backed Securities (Cost $8,981)				8,725

U.S. Treasury Securities : 38.12%
U.S. Treasury Bond	2.13	9-30-2024	1,844,000	1,874,397
U.S. Treasury Bond	2.13	11-30-2024	1,852,000	1,882,818
U.S. Treasury Bond	2.25	8-15-2046	2,681,000	2,529,461
U.S. Treasury Bond	2.50	2-15-2045	2,860,000	2,845,923
U.S. Treasury Bond	2.50	2-15-2046	2,659,000	2,641,550
U.S. Treasury Bond	2.50	5-15-2046	2,643,000	2,624,313
U.S. Treasury Bond	2.75	8-15-2042	1,340,000	1,404,645
U.S. Treasury Bond	2.75	11-15-2042	1,781,000	1,865,389
U.S. Treasury Bond	2.75	8-15-2047	2,582,000	2,690,827
U.S. Treasury Bond	2.75	11-15-2047	2,602,000	2,711,975
U.S. Treasury Bond	2.88	5-15-2028	4,464,000	4,790,430
U.S. Treasury Bond	2.88	5-15-2043	2,534,000	2,707,718
U.S. Treasury Bond	2.88	8-15-2045	2,862,000	3,055,520
U.S. Treasury Bond	2.88	11-15-2046	2,645,000	2,826,947
U.S. Treasury Bond	3.00	5-15-2042	904,000	988,927
U.S. Treasury Bond	3.00	11-15-2044	2,772,000	3,025,162
U.S. Treasury Bond	3.00	5-15-2045	2,864,000	3,128,361
U.S. Treasury Bond	3.00	11-15-2045	2,835,000	3,098,899
U.S. Treasury Bond	3.00	2-15-2047	2,651,000	2,903,570
U.S. Treasury Bond	3.00	5-15-2047	2,626,000	2,872,906
U.S. Treasury Bond	3.00	2-15-2048	2,812,000	3,075,955

12

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.00%	8-15-2048	$2,099,000	$2,298,569
U.S. Treasury Bond	3.00	2-15-2049	3,006,000	3,296,737
U.S. Treasury Bond	3.13	11-15-2041	846,000	945,967
U.S. Treasury Bond	3.13	2-15-2042	1,066,000	1,190,922
U.S. Treasury Bond	3.13	2-15-2043	1,783,000	1,986,443
U.S. Treasury Bond	3.13	8-15-2044	2,827,000	3,151,001
U.S. Treasury Bond	3.13	5-15-2048	2,895,000	3,244,096
U.S. Treasury Bond	3.38	5-15-2044	2,936,000	3,408,627
U.S. Treasury Bond	3.38	11-15-2048	3,002,000	3,528,757
U.S. Treasury Bond	3.50	2-15-2039	731,000	867,520
U.S. Treasury Bond	3.63	8-15-2043	2,200,000	2,653,320
U.S. Treasury Bond	3.63	2-15-2044	2,898,000	3,498,656
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,139,767
U.S. Treasury Bond	3.75	11-15-2043	2,870,000	3,529,988
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,180,505
U.S. Treasury Bond	4.25	5-15-2039	681,000	890,088
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,280,786
U.S. Treasury Bond	4.38	2-15-2038	381,000	503,233
U.S. Treasury Bond	4.38	11-15-2039	757,000	1,005,598
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,434,330
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,123,379
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,103,499
U.S. Treasury Bond	4.50	5-15-2038	428,000	574,506
U.S. Treasury Bond	4.50	8-15-2039	721,000	973,068
U.S. Treasury Bond	4.63	2-15-2040	1,276,000	1,750,413
U.S. Treasury Bond	4.75	2-15-2037	264,000	361,216
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,515,483
U.S. Treasury Bond	5.00	5-15-2037	375,000	528,311
U.S. Treasury Bond	5.25	11-15-2028	479,000	612,297
U.S. Treasury Bond	5.25	2-15-2029	349,000	448,029
U.S. Treasury Bond	5.38	2-15-2031	752,000	1,009,384
U.S. Treasury Bond	5.50	8-15-2028	369,000	477,235
U.S. Treasury Bond	6.13	11-15-2027	525,000	694,005
U.S. Treasury Bond	6.13	8-15-2029	293,000	403,092
U.S. Treasury Bond	6.25	5-15-2030	478,000	674,036
U.S. Treasury Bond	6.38	8-15-2027	224,000	298,568
U.S. Treasury Bond	6.88	8-15-2025	224,000	288,838
U.S. Treasury Note	1.13	2-28-2021	3,264,000	3,226,515
U.S. Treasury Note	1.13	6-30-2021	3,343,000	3,301,213
U.S. Treasury Note	1.13	7-31-2021	2,232,000	2,202,618
U.S. Treasury Note	1.13	8-31-2021	2,233,000	2,202,907
U.S. Treasury Note	1.13	9-30-2021	2,188,000	2,158,513
U.S. Treasury Note	1.25	3-31-2021	3,250,000	3,218,770
U.S. Treasury Note	1.25	10-31-2021	2,188,000	2,162,872
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,793,206
U.S. Treasury Note	1.38	8-31-2020	3,350,000	3,328,932
U.S. Treasury Note	1.38	9-15-2020	1,598,000	1,588,137
U.S. Treasury Note	1.38	9-30-2020	3,356,000	3,334,107
U.S. Treasury Note	1.38	10-31-2020	3,178,000	3,157,020
U.S. Treasury Note	1.38	1-31-2021	3,192,000	3,168,933
U.S. Treasury Note	1.38	4-30-2021	3,245,000	3,220,409
U.S. Treasury Note	1.38	5-31-2021	3,248,000	3,222,879
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,708,291
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,789,887
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,750,705
U.S. Treasury Note	1.50	6-15-2020	1,680,000	1,672,519
U.S. Treasury Note	1.50	7-15-2020	1,683,000	1,675,242
U.S. Treasury Note	1.50	8-15-2020	1,684,000	1,676,106
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,615,479
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,621,332
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,664,506
U.S. Treasury Note	1.50	8-15-2026	4,143,000	4,034,894
U.S. Treasury Note	1.63	6-30-2020	3,442,000	3,430,571

13

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	7-31-2020	$3,213,000	$3,201,955
U.S. Treasury Note	1.63	10-15-2020	1,591,000	1,585,717
U.S. Treasury Note	1.63	11-30-2020	2,166,000	2,158,893
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,245,801
U.S. Treasury Note	1.63	8-31-2022	2,373,000	2,364,657
U.S. Treasury Note	1.63	11-15-2022	2,108,000	2,100,177
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,703,581
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,706,635
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,814,168
U.S. Treasury Note	1.63	2-15-2026	4,269,000	4,204,131
U.S. Treasury Note	1.63	5-15-2026	4,111,000	4,043,393
U.S. Treasury Note	1.75	10-31-2020	1,585,000	1,582,152
U.S. Treasury Note	1.75	11-15-2020	1,588,000	1,585,457
U.S. Treasury Note	1.75	12-31-2020	3,353,000	3,348,023
U.S. Treasury Note	1.75	11-30-2021	2,003,000	2,003,078
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,637,512
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,640,513
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,612,882
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,448,566
U.S. Treasury Note	1.75	5-31-2022	2,343,000	2,343,915
U.S. Treasury Note	1.75	6-30-2022	2,347,000	2,349,200
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,771,692
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,684,592
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,117,609
U.S. Treasury Note	1.88	6-30-2020	1,888,000	1,886,230
U.S. Treasury Note	1.88	12-15-2020	1,619,000	1,619,506
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,653,702
U.S. Treasury Note	1.88	1-31-2022	2,358,000	2,365,553
U.S. Treasury Note	1.88	2-28-2022	2,348,000	2,355,980
U.S. Treasury Note	1.88	3-31-2022	2,371,000	2,380,817
U.S. Treasury Note	1.88	4-30-2022	2,376,000	2,384,817
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,802,503
U.S. Treasury Note	1.88	7-31-2022	2,337,000	2,346,677
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,761,263
U.S. Treasury Note	1.88	9-30-2022	2,248,000	2,258,362
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,657,477
U.S. Treasury Note	1.88	8-31-2024	1,968,000	1,976,687
U.S. Treasury Note	2.00	7-31-2020	1,306,000	1,306,816
U.S. Treasury Note	2.00	9-30-2020	2,093,000	2,095,780
U.S. Treasury Note	2.00	11-30-2020	2,266,000	2,270,426
U.S. Treasury Note	2.00	1-15-2021	1,617,000	1,620,790
U.S. Treasury Note	2.00	2-28-2021	2,421,000	2,427,809
U.S. Treasury Note	2.00	5-31-2021	1,559,000	1,565,333
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,649,269
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,658,469
U.S. Treasury Note	2.00	11-15-2021	2,485,000	2,500,531
U.S. Treasury Note	2.00	12-31-2021	2,300,000	2,314,824
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,690,346
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,792,168
U.S. Treasury Note	2.00	10-31-2022	2,238,000	2,256,883
U.S. Treasury Note	2.00	11-30-2022	4,261,000	4,298,117
U.S. Treasury Note	2.00	2-15-2023	3,077,000	3,104,885
U.S. Treasury Note	2.00	4-30-2024	1,930,000	1,950,129
U.S. Treasury Note	2.00	5-31-2024	1,934,000	1,955,758
U.S. Treasury Note	2.00	6-30-2024	1,939,000	1,958,996
U.S. Treasury Note	2.00	2-15-2025	4,486,000	4,529,458
U.S. Treasury Note	2.00	8-15-2025	4,495,000	4,535,736
U.S. Treasury Note	2.00	11-15-2026	4,255,000	4,284,752
U.S. Treasury Note	2.13	8-31-2020	1,477,000	1,480,404
U.S. Treasury Note	2.13	1-31-2021	1,409,000	1,415,219
U.S. Treasury Note	2.13	6-30-2021	1,516,000	1,526,482
U.S. Treasury Note	2.13	8-15-2021	2,440,000	2,457,919
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,646,332
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,641,117
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,633,610
U.S. Treasury Note	2.13	12-31-2022	4,298,000	4,355,251
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,663,530
U.S. Treasury Note	2.13	2-29-2024	1,960,000	1,991,391

14

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.13%	3-31-2024	$1,961,000	$1,992,790
U.S. Treasury Note	2.13	7-31-2024	1,927,000	1,958,690
U.S. Treasury Note	2.13	5-15-2025	4,466,000	4,538,921
U.S. Treasury Note	2.25	2-15-2021	1,767,000	1,778,665
U.S. Treasury Note	2.25	3-31-2021	1,440,000	1,450,912
U.S. Treasury Note	2.25	4-30-2021	1,514,000	1,526,420
U.S. Treasury Note	2.25	7-31-2021	2,618,000	2,643,260
U.S. Treasury Note	2.25	12-31-2023	1,886,000	1,925,856
U.S. Treasury Note	2.25	1-31-2024	1,914,000	1,954,673
U.S. Treasury Note	2.25	10-31-2024	1,882,000	1,924,933
U.S. Treasury Note	2.25	11-15-2024	4,492,000	4,594,474
U.S. Treasury Note	2.25	12-31-2024	1,911,000	1,955,117
U.S. Treasury Note	2.25	11-15-2025	4,512,000	4,618,102
U.S. Treasury Note	2.25	3-31-2026	1,872,000	1,916,972
U.S. Treasury Note	2.25	2-15-2027	4,295,000	4,398,684
U.S. Treasury Note	2.25	8-15-2027	4,252,000	4,352,155
U.S. Treasury Note	2.25	11-15-2027	4,284,000	4,383,235
U.S. Treasury Note	2.38	12-31-2020	1,317,000	1,327,186
U.S. Treasury Note	2.38	3-15-2022	2,243,000	2,282,253
U.S. Treasury Note	2.38	1-31-2023	2,325,000	2,376,041
U.S. Treasury Note	2.38	2-29-2024	2,440,000	2,507,577
U.S. Treasury Note	2.38	8-15-2024	4,465,000	4,593,194
U.S. Treasury Note	2.38	5-15-2027	4,355,000	4,499,600
U.S. Treasury Note	2.50	1-15-2022	2,241,000	2,282,669
U.S. Treasury Note	2.50	2-15-2022	2,245,000	2,288,409
U.S. Treasury Note	2.50	3-31-2023	2,278,000	2,340,645
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,741,340
U.S. Treasury Note	2.50	1-31-2024	2,422,000	2,500,431
U.S. Treasury Note	2.50	5-15-2024	4,360,000	4,507,491
U.S. Treasury Note	2.50	1-31-2025	1,936,000	2,006,709
U.S. Treasury Note	2.50	2-28-2026	1,888,000	1,962,561
U.S. Treasury Note	2.63	8-15-2020	3,367,000	3,393,173
U.S. Treasury Note	2.63	11-15-2020	5,315,000	5,368,980
U.S. Treasury Note	2.63	6-15-2021	1,885,000	1,916,073
U.S. Treasury Note	2.63	12-15-2021	2,277,000	2,326,187
U.S. Treasury Note	2.63	2-28-2023	2,359,000	2,432,627
U.S. Treasury Note	2.63	6-30-2023	2,304,000	2,382,210
U.S. Treasury Note	2.63	12-31-2023	2,404,000	2,493,399
U.S. Treasury Note	2.63	3-31-2025	1,884,000	1,966,204
U.S. Treasury Note	2.63	12-31-2025	1,914,000	2,003,420
U.S. Treasury Note	2.63	1-31-2026	1,869,000	1,956,609
U.S. Treasury Note	2.63	2-15-2029	4,451,000	4,691,111
U.S. Treasury Note	2.75	4-30-2023	2,279,000	2,363,483
U.S. Treasury Note	2.75	5-31-2023	2,334,000	2,422,346
U.S. Treasury Note	2.75	7-31-2023	2,347,000	2,439,046
U.S. Treasury Note	2.75	8-31-2023	2,402,000	2,498,080
U.S. Treasury Note	2.75	11-15-2023	3,936,000	4,099,744
U.S. Treasury Note	2.75	2-15-2024	3,410,000	3,559,188
U.S. Treasury Note	2.75	2-28-2025	1,955,000	2,052,826
U.S. Treasury Note	2.75	6-30-2025	1,959,000	2,060,470
U.S. Treasury Note	2.75	8-31-2025	2,020,000	2,126,129
U.S. Treasury Note	2.75	2-15-2028	3,068,000	3,260,349
U.S. Treasury Note	2.88	9-30-2023	2,444,000	2,555,794
U.S. Treasury Note	2.88	10-31-2023	2,318,000	2,425,751
U.S. Treasury Note	2.88	11-30-2023	2,370,000	2,482,760
U.S. Treasury Note	2.88	4-30-2025	1,884,000	1,992,845
U.S. Treasury Note	2.88	5-31-2025	1,939,000	2,052,007
U.S. Treasury Note	2.88	7-31-2025	1,949,000	2,064,646
U.S. Treasury Note	2.88	11-30-2025	1,880,000	1,995,517
U.S. Treasury Note	2.88	8-15-2028	3,133,000	3,365,038
U.S. Treasury Note	3.00	9-30-2025	1,994,000	2,129,062
U.S. Treasury Note	3.00	10-31-2025	1,814,000	1,937,933
U.S. Treasury Note	3.13	5-15-2021	1,657,000	1,697,325
U.S. Treasury Note	3.13	11-15-2028	4,425,000	4,850,906
U.S. Treasury Note	3.63	2-15-2021	2,765,000	2,844,062
U.S. Treasury Note	6.00	2-15-2026	445,000	559,101
U.S. Treasury Note	6.25	8-15-2023	378,000	445,198
U.S. Treasury Note	6.50	11-15-2026	296,000	389,275

15

Portfolio of investments — June 30, 2019 (unaudited)	Wells Fargo Index Asset Allocation Fund

		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		6.63%	2-15-2027	$215,000	$286,555
U.S. Treasury Note		6.75	8-15-2026	221,000	292,419
U.S. Treasury Note		7.13	2-15-2023	260,000	308,801
U.S. Treasury Note		7.25	8-15-2022	261,000	304,350
U.S. Treasury Note		7.50	11-15-2024	240,000	309,628
U.S. Treasury Note		7.63	11-15-2022	140,000	166,841
U.S. Treasury Note		7.63	2-15-2025	216,000	282,538
U.S. Treasury Note		7.88	2-15-2021	180,000	197,262
U.S. Treasury Note		8.00	11-15-2021	511,000	584,137
U.S. Treasury Note		8.13	5-15-2021	181,000	201,822
U.S. Treasury Note		8.13	8-15-2021	175,000	197,873
U.S. Treasury Note		8.75	8-15-2020	288,000	309,679
Total U.S. Treasury Securities (Cost $488,201,069)					504,795,672

		Yield		Shares
Short-Term Investments : 1.82%
Investment Companies : 1.68%
Securities Lending Cash Investments LLC (l)(r)(u)		2.51		1,206,515	1,206,757
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33		21,021,277	21,021,277
					22,228,034

				Principal
U.S. Treasury Securities : 0.14%
U.S. Treasury Bill (z)#		1.98	8-6-2019	$1,921,000	1,917,086

Total Short-Term Investments (Cost $24,144,995)					24,145,120

Total investments in securities (Cost $854,567,451)	99.85%				1,322,412,261
Other assets and liabilities, net	0.15				1,937,610

Total net assets	100.00%				$1,324,349,871

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

16

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	19	9-20-2019	$2,776,426	$2,796,990	$20,564	$0
5-Year U.S. Treasury Notes	154	9-30-2019	18,135,180	18,196,063	60,883	0
Short
10-Year U.S. Treasury Notes	(1,521)	9-19-2019	(193,468,708)	(194,640,469)	0	(1,171,761)

					$81,447	$(1,171,761)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	140,237	8,597	17,388	131,446	$6,220,025	0.47%
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	1,344,731	19,122,797	19,261,013	1,206,515	1,206,757
Wells Fargo Government Money Market Fund Select Class	15,043,298	152,087,393	146,109,414	21,021,277	21,021,277
					22,228,034	1.68

					$28,448,059	2.15%

Wells Fargo Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$43,608	$0	$43,608
Common stocks
Communication services	80,886,989	0	0	80,886,989
Consumer discretionary	80,889,870	0	0	80,889,870
Consumer staples	57,715,316	0	0	57,715,316
Energy	40,056,051	0	0	40,056,051
Financials	104,124,380	0	0	104,124,380
Health care	112,705,048	0	0	112,705,048
Industrials	73,799,222	0	0	73,799,222
Information technology	170,503,695	0	0	170,503,695
Materials	22,214,118	0		22,214,118
Real estate	24,239,798	0	0	24,239,798
Utilities	26,284,649	0	0	26,284,649
Non-agency mortgage-backed securities	0	8,725	0	8,725
U.S. Treasury securities	504,795,672	0	0	504,795,672
Short-term investments
Investment companies	22,228,034	0	0	22,228,034
U.S. Treasury securities	1,917,086	0		1,917,086

	1,322,359,928	52,333	0	1,322,412,261
Futures contracts	81,447	0	0	81,447

Total assets	$1,322,441,375	$52,333	$0	$1,322,493,708

Liabilities
Futures contracts	$1,171,761	$0	$0	$1,171,761

Total liabilities	$1,171,761	$0	$0	$1,171,761

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo International Bond Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal			Value
Corporate Bonds and Notes : 7.49%
United States : 7.49%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	3.15%	8-22-2027	$		500,000	$528,676
Anheuser-Busch InBev Worldwide Incorporated (Consumer Staples, Beverages)	4.15	1-23-2025			400,000	435,176
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	2.90	9-12-2027			500,000	520,241
AT&T Incorporated (Communication Services, Diversified Telecommunication Services)	4.35	3-1-2029			250,000	277,759
Bank of America Corporation (3 Month LIBOR +1.21%) (Financials, Banks) ±	3.97	2-7-2030			500,000	549,269
BP Capital Markets America Incorporated (Energy, Oil, Gas & Consumable Fuels)	3.22	4-14-2024			425,000	443,377
Broadcom Incorporated (Information Technology, Semiconductors & Semiconductor Equipment) 144A	4.25	4-15-2026			300,000	318,745
Campbell Soup Company (Consumer Staples, Food Products)	3.65	3-15-2023			250,000	260,301
Comcast Corporation (Communication Services, Media)	3.70	4-15-2024			400,000	426,176
CVS Health Corporation (Health Care, Health Care Providers & Services)	4.10	3-25-2025			600,000	643,585
Discovery Communications LLC (Communication Services, Media)	3.95	3-20-2028			300,000	319,866
Global Payments Incorporated (Information Technology, IT Services)	3.20	8-15-2029			350,000	356,961
IBM Corporation (Information Technology, IT Services)	3.30	5-15-2026			400,000	421,526
JPMorgan Chase & Company (Financials, Banks)	3.30	4-1-2026			500,000	525,815
Mastercard Incorporated (Information Technology, IT Services)	2.95	6-1-2029			400,000	416,845
Microsoft Corporation (Information Technology, Software)	2.40	8-8-2026			500,000	506,070
Morgan Stanley (Financials, Capital Markets)	3.88	4-29-2024			450,000	478,405
Verizon Communications Incorporated (Communication Services, Diversified Telecommunication Services)	4.33	9-21-2028			250,000	283,357
Walmart Incorporated (Consumer Staples, Food & Staples Retailing)	3.70	6-26-2028			500,000	550,926
Total Corporate Bonds and Notes (Cost $7,856,734)						8,263,076

Foreign Corporate Bonds and Notes : 1.96%
Luxembourg : 0.28%
LSF10 Wolverine Investment SCA (Financials, Diversified Financial Services)	5.00	3-15-2024		EUR	275,000	315,340

Netherlands : 0.62%
Selecta Group BV (Consumer Discretionary, Internet & Direct Marketing Retail)	5.88	2-1-2024		EUR	300,000	345,697
Sigma Holdco BV (Consumer Staples, Food Products)	5.75	5-15-2026		EUR	300,000	338,650
						684,347

United Kingdom : 1.06%
Galaxy Bidco Limited (Financials, Insurance)	6.50	7-31-2026		GBP	200,000	279,994
Pinewood Finance Company Limited (Financials, Diversified Financial Services) 144A	3.25	9-30-2025		GBP	100,000	135,771
RAC Bond Company plc (Consumer Discretionary, Automobiles)	5.00	11-6-2022		GBP	250,000	294,714
Victoria plc (Consumer Discretionary, Household Durables)	5.25	7-15-2024		EUR	100,000	118,934
Virgin Media Secured Finance plc (Communication Services, Media) 144A	4.25	1-15-2030		GBP	250,000	336,927
						1,166,340

Total Foreign Corporate Bonds and Notes (Cost $2,154,515)						2,166,027

Foreign Government Bonds : 81.48%
Brazil	10.00	1-1-2023		BRL	2,675,000	738,988
Brazil	10.00	1-1-2025		BRL	685,000	195,656
Canada	2.25	6-1-2029		CAD	6,525,000	5,263,666

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo International Bond Fund

	Interest rate	Maturity date	Principal		Value
Foreign Government Bonds (continued)
Canada 144A	2.65%	12-15-2028	CAD	5,925,000	$4,778,647
Canada Housing Trust 144A	2.10	9-15-2029	CAD	700,000	541,052
Colombia	6.00	4-28-2028	COP	2,435,000,000	737,243
Hungary	1.50	8-24-2022	HUF	995,000,000	3,474,025
Indonesia	7.50	8-15-2032	IDR	40,400,000,000	2,896,305
Indonesia	8.25	5-15-2029	IDR	26,250,000,000	2,038,358
Italy Buoni Poliennali del Tesoro	3.00	8-1-2029	EUR	4,925,000	6,362,420
Japan ††	0.10	6-20-2029	JPY	1,435,000,000	13,362,517
Korea Treasury Bond	1.88	6-10-2029	KRW	1,600,000,000	1,402,792
Korea Treasury Bond	2.38	3-10-2023	KRW	1,600,000,000	1,422,418
Malaysia	3.48	6-14-2024	MYR	14,250,000	3,523,500
Malaysia	3.90	11-30-2026	MYR	1,100,000	278,051
Malaysia	3.96	9-15-2025	MYR	5,700,000	1,443,041
Mexico	5.75	3-5-2026	MXN	7,850,000	393,341
Mexico	8.00	11-7-2047	MXN	14,300,000	828,232
Mexico	8.50	5-31-2029	MXN	69,710,000	4,103,627
New South Wales	5.00	8-20-2024	AUD	750,000	613,912
Norway Government Bond Series 480 144A	2.00	4-26-2028	NOK	41,700,000	4,928,896
Poland	2.50	1-25-2023	PLN	13,600,000	3,671,748
Province of British Columbia	2.95	12-18-2028	CAD	1,225,000	998,999
Province of Ontario	2.70	6-2-2029	CAD	3,200,000	2,549,379
Queensland Treasury Corporation 144A	4.75	7-21-2025	AUD	2,350,000	1,944,260
Republic of Peru	5.70	8-12-2024	PEN	850,000	286,515
Republic of South Africa	8.75	2-28-2048	ZAR	33,500,000	2,109,122
Republic of South Africa	8.75	2-28-2048	ZAR	500,000	31,479
Republic of South Africa	10.50	12-21-2026	ZAR	21,700,000	1,732,813
Romania	3.25	4-29-2024	RON	3,350,000	765,526
Romania	3.40	3-8-2022	RON	1,200,000	279,219
Romania	4.85	4-22-2026	RON	3,800,000	925,715
Romania	5.00	2-12-2029	RON	4,925,000	1,199,902
Russia	6.50	2-28-2024	RUB	56,800,000	936,749
Russia	6.90	5-23-2029	RUB	151,500,000	2,572,824
Russia	7.00	12-15-2021	RUB	26,000,000	430,000
Singapore	2.63	5-1-2028	SGD	2,050,000	1,632,334
Singapore	2.00	2-1-2024	SGD	2,065,000	1,562,682
Spain Bonos y Obligaciones del Estado 144A	0.60	10-31-2029	EUR	3,930,000	4,465,201
Thailand ††	1.45	12-17-2024	THB	23,000,000	774,332
Turkey	10.70	2-17-2021	TRY	2,000,000	335,014
Turkey	11.00	2-24-2027	TRY	900,000	144,175
Turkey	12.20	1-18-2023	TRY	700,000	119,785
United Kingdom Gilt Bonds	1.25	7-22-2027	GBP	800,000	1,103,746
Total Foreign Government Bonds (Cost $88,911,430)					89,898,206

U.S. Treasury Securities : 2.61%
U.S. Treasury Note	1.38	8-31-2023	$	1,300,000	1,287,032
U.S. Treasury Note	2.63	2-15-2029		1,500,000	1,588,546
Total U.S. Treasury Securities (Cost $2,817,928)					2,875,578

Yankee Corporate Bonds and Notes : 3.51%
Cayman Islands : 0.37%
UPCB Finance IV Limited (Financials, Diversified Financial Services)	5.38	1-15-2025		400,000	411,200

China: 0.73%
State Grid Overseas Investment Limited (Utilities, Multi-Utilities)	3.50	5-4-2027		275,000	287,541
Tencent Holdings Limited (Communication Services, Interactive Media & Services) 144A	3.28	4-11-2024		500,000	514,120
					801,661

France : 0.97%
Danone SA (Consumer Staples, Food Products)	2.95	11-2-2026		500,000	510,254

2

Wells Fargo International Bond Fund	Portfolio of investments — December 31, 2019 (unaudited)

		Interest rate	Maturity date	Principal	Value
France (continued)
Electricite de France SA (Utilities, Electric Utilities)		4.50%	9-21-2028	$500,000	$555,472
					1,065,726

Spain : 0.27%
Telefonica Emisiones SAU (Communication Services, Diversified Telecommunication Services)		4.10	3-8-2027	275,000	297,362

United Kingdom : 1.17%
International Game Technology plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		6.25	2-15-2022	300,000	316,500
Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles)		3.50	3-15-2020	400,000	399,548
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)		4.38	5-30-2028	525,000	581,362
					1,297,410

Total Yankee Corporate Bonds and Notes (Cost $3,680,251)					3,873,359

		Yield		Shares
Short-Term Investments : 1.32%
Investment Companies : 1.32%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.55		1,461,249	1,461,249

Total Short-Term Investments (Cost $1,461,249)					1,461,249

Total investments in securities (Cost $106,882,107)	98.37%				108,537,495
Other assets and liabilities, net	1.63				1,794,661

Total net assets	100.00%				$110,332,156

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
††	On the last interest date, partial interest was paid.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
COP	Colombian peso
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
JPY	Japanese yen
KRW	Republic of Korea won
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
PEN	Peruvian sol
PLN	Polish zloty
RON	Romanian lei
RUB	Russian ruble
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

3

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,900,000 MXN	100,060 USD	State Street Bank	1-7-2020	$375	$0
5,200,000 MXN	275,387 USD	State Street Bank	1-7-2020	0	(511)
3,216,667 USD	62,275,000 MXN	State Street Bank	1-7-2020	0	(75,238)
2,300,000 GBP	2,972,003 USD	State Street Bank	1-9-2020	75,109	0
2,500,000 GBP	3,085,625 USD	State Street Bank	1-9-2020	226,453	0
712,663 USD	550,000 GBP	State Street Bank	1-9-2020	0	(15,995)
1,779,800 USD	16,325,000 NOK	State Street Bank	1-27-2020	0	(79,897)
3,060,577 USD	28,000,000 NOK	State Street Bank	1-27-2020	0	(129,102)
6,625,000 PLN	1,685,043 USD	State Street Bank	1-28-2020	61,320	0
4,199,383 USD	16,125,000 PLN	State Street Bank	1-28-2020	0	(51,200)
13,800,000,000 IDR	978,585 USD	State Street Bank	2-5-2020	12,494	0
20,680,000,000 IDR	1,466,459 USD	State Street Bank	2-5-2020	18,723	0
2,693,745 USD	38,200,000,000 IDR	State Street Bank	2-5-2020	0	(49,675)
973,133 USD	13,800,000,000 IDR	State Street Bank	2-5-2020	0	(17,945)
2,906,642 USD	850,000,000 HUF	State Street Bank	2-6-2020	21,022	0
200,000 SGD	147,591 USD	State Street Bank	2-26-2020	1,180	0
1,924,379 USD	2,620,000 SGD	State Street Bank	2-26-2020	0	(24,526)
525,000 CAD	399,413 USD	State Street Bank	2-27-2020	4,971	0
9,992,036 USD	13,300,000 CAD	State Street Bank	2-27-2020	0	(252,354)
1,651,873 USD	180,000,000 JPY	State Street Bank	2-28-2020	0	(9,473)
100,000,000 JPY	821,456 EUR	State Street Bank	2-28-2020	0	(1,676)
5,575,368 USD	603,785,000 JPY	State Street Bank	2-28-2020	2,614	0
14,515,000 EUR	16,194,661 USD	State Street Bank	3-9-2020	153,975	0
1,893,789 USD	28,115,000 ZAR	State Street Bank	3-9-2020	0	(96,201)
655,579 USD	71,000,000 JPY	State Street Bank	3-9-2020	0	(90)
473,638 USD	425,000 EUR	State Street Bank	3-9-2020	0	(5,051)
10,000,000 EUR	11,247,350 USD	State Street Bank	3-17-2020	21,620	0
2,137,000,000 JPY	19,613,602 USD	State Street Bank	3-19-2020	133,137	0

				$732,993	$(808,934)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	446,052	12,545,123	(11,529,926)	1,461,249	$1,461,249	1.32%

Wells Fargo International Bond Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$8,263,076	$0	$8,263,076
Foreign corporate bonds and notes	0	2,166,027	0	2,166,027
Foreign government bonds	0	89,898,206	0	89,898,206
U.S. Treasury securities	2,875,578	0	0	2,875,578
Yankee corporate bonds and notes	0	3,873,359	0	3,873,359
Short-term investments
Investment companies	1,461,249	0	0	1,461,249

	4,336,827	104,200,668	0	108,537,495
Forward foreign currency contracts	0	732,993	0	732,993

Total assets	$4,336,827	$104,933,661	$0	$109,270,488

Liabilities
Forward foreign currency contracts	$0	$808,934	$0	$808,934

Total liabilities	$0	$808,934	$0	$808,934

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts is reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 99.24%
Communication Services : 1.22%
Entertainment : 0.65%
Lions Gate Entertainment Class B †	42,625	$423,263

Interactive Media & Services : 0.57%
Eventbrite Incorporated Class A †	18,122	365,521

Consumer Discretionary : 9.93%
Auto Components : 3.77%
American Axle & Manufacturing Holdings Incorporated †	69,677	749,725
Dana Incorporated	46,549	847,192
Gentherm Incorporated †	18,669	828,717
		2,425,634

Diversified Consumer Services : 0.65%
Houghton Mifflin Harcourt Company †	67,232	420,200

Hotels, Restaurants & Leisure : 1.76%
Jack in the Box Incorporated	10,233	798,481
Playa Hotels & Resorts NV †	39,497	331,775
		1,130,256

Internet & Direct Marketing Retail : 1.01%
Groupon Incorporated †	214,410	512,440
Revolve Group Incorporated †«	7,573	139,040
		651,480

Specialty Retail : 1.73%
American Eagle Outfitters Incorporated	18,030	265,041
National Vision Holdings Incorporated †	26,258	851,547
		1,116,588

Textiles, Apparel & Luxury Goods : 1.01%
Carter’s Incorporated	5,940	649,480

Consumer Staples : 2.49%
Food Products : 2.49%
Nomad Foods Limited †	30,665	685,976
TreeHouse Foods Incorporated †	18,927	917,960
		1,603,936

Energy : 3.02%
Oil, Gas & Consumable Fuels : 3.02%
Cimarex Energy Company	15,527	815,012
Targa Resources Corporation	27,750	1,133,033
		1,948,045

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

	Shares	Value
Financials : 24.00%
Banks : 15.28%
Ameris Bancorp	24,383	$1,037,253
CenterState Banks Incorporated	30,782	768,934
Pinnacle Financial Partners Incorporated	15,250	976,000
Renasant Corporation	17,294	612,553
Sterling Bancorp	53,777	1,133,619
United Community Bank	25,934	800,842
Veritex Holdings Incorporated	26,549	773,372
Webster Financial Corporation	26,220	1,399,099
Wintrust Financial Corporation	16,752	1,187,717
Zions Bancorporation	22,184	1,151,793
		9,841,182

Capital Markets : 1.16%
Stifel Financial Corporation	12,295	745,692

Insurance : 5.40%
Axis Capital Holdings Limited	10,425	619,662
CNO Financial Group Incorporated	63,532	1,151,835
First American Financial Corporation	9,992	582,733
National General Holdings Corporation	50,794	1,122,547
		3,476,777

Thrifts & Mortgage Finance : 2.16%
Essent Group Limited	26,772	1,391,876

Health Care : 9.20%
Health Care Equipment & Supplies : 5.00%
AngioDynamics Incorporated †	63,699	1,019,821
Haemonetics Corporation †	2,951	339,070
Integer Holdings Corporation †	12,836	1,032,399
Steris plc	5,435	828,403
		3,219,693

Life Sciences Tools & Services : 4.20%
Bio-Rad Laboratories Incorporated Class A †	4,501	1,665,505
Bruker Corporation	20,336	1,036,526
		2,702,031

Industrials : 21.30%
Airlines : 1.38%
Spirit Airlines Incorporated †	22,087	890,327

Building Products : 2.27%
Masonite International Corporation †	20,199	1,458,570

Commercial Services & Supplies : 3.83%
IAA Incorporated †	14,005	659,075
Interface Incorporated	53,387	885,690
Stericycle Incorporated †	14,471	923,395
		2,468,160

Machinery : 7.24%
Altra Industrial Motion Corporation	32,213	1,166,433
ITT Incorporated	14,611	1,079,899

2

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Machinery (continued)
Rexnord Corporation †	32,838	$1,071,176
SPX Corporation †	26,372	1,341,807
		4,659,315

Professional Services : 1.47%
ASGN Incorporated †	13,362	948,301

Road & Rail : 2.23%
Ryder System Incorporated	14,318	777,611
Saia Incorporated †	7,069	658,265
		1,435,876

Trading Companies & Distributors : 2.88%
Air Lease Corporation	22,467	1,067,632
Herc Holdings Incorporated †	16,120	788,913
		1,856,545

Information Technology : 11.06%
Communications Equipment : 1.15%
Infinera Corporation †	93,368	741,342

Electronic Equipment, Instruments & Components : 5.16%
Anixter International Incorporated †	4,683	431,304
Avnet Incorporated	22,241	943,908
SYNNEX Corporation	7,990	1,029,112
Zebra Technologies Corporation Class A †	3,583	915,242
		3,319,566

IT Services : 1.75%
Conduent Incorporated †	52,181	323,522
WEX Incorporated †	3,847	805,793
		1,129,315

Semiconductors & Semiconductor Equipment : 1.58%
Brooks Automation Incorporated	24,199	1,015,390

Software : 1.42%
Mimecast Limited †	21,112	915,839

Materials : 5.22%
Chemicals : 1.19%
Olin Corporation	44,384	765,624

Containers & Packaging : 1.18%
Silgan Holdings Incorporated	24,348	756,736

Metals & Mining : 2.85%
Reliance Steel & Aluminum Company	8,303	994,367
Royal Gold Incorporated	6,895	842,914
		1,837,281

3

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

				Shares	Value
Real Estate : 11.80%
Equity REITs : 11.80%
CoreSite Realty Corporation				11,006	$1,233,993
Cousins Properties Incorporated				26,629	1,097,115
Four Corners Property Trust Incorporated				45,763	1,290,059
Healthcare Realty Trust Incorporated				31,413	1,048,252
Hudson Pacific Properties Incorporated				17,652	664,598
Retail Opportunity Investment Corporation				56,947	1,005,684
STAG Industrial Incorporated				25,391	801,594
Taubman Centers Incorporated				14,739	458,236
					7,599,531

Total Common Stocks (Cost $52,940,577)					63,909,372

		Yield
Short-Term Investments : 1.05%
Investment Companies : 1.05%
Securities Lending Cash Investments LLC (l)(r)(u)			1.73%	133,112	133,125
Wells Fargo Government Money Market Fund Select Class (l)(u)			1.55	546,707	546,707
Total Short-Term Investments (Cost $679,832)					679,832

Total investments in securities (Cost $53,620,409)	100.29%				64,589,204
Other assets and liabilities, net	(0.29)				(188,096)

Total net assets	100.00%				$64,401,108

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	11,313,679	(11,180,567)	133,112	$133,125
Wells Fargo Government Money Market Fund Select Class	2,859,333	14,186,477	(16,499,103)	546,707	546,707

					$679,832	1.05%

Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$788,784	$0	$0	$788,784
Consumer discretionary	6,393,638	0	0	6,393,638
Consumer staples	1,603,936	0	0	1,603,936
Energy	1,948,045	0	0	1,948,045
Financials	15,455,527	0	0	15,455,527
Health care	5,921,724	0	0	5,921,724
Industrials	13,717,094	0	0	13,717,094
Information technology	7,121,452	0	0	7,121,452
Materials	3,359,641	0	0	3,359,641
Real estate	7,599,531	0	0	7,599,531
Short-term investments
Investment companies	679,832	0	0	679,832

Total assets	$64,589,204	$0	$0	$64,589,204

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Opportunity Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 98.49%
Communication Services : 8.35%
Interactive Media & Services : 6.51%
Alphabet Incorporated Class C †	56,117	$75,029,549
Facebook Incorporated Class A †	201,295	41,315,799
		116,345,348

Media : 1.84%
Comcast Corporation Class A	731,162	32,880,355

Consumer Discretionary : 7.09%
Automobiles : 2.00%
General Motors Company	976,555	35,741,913

Hotels, Restaurants & Leisure : 0.99%
Starbucks Corporation	201,728	17,735,926

Internet & Direct Marketing Retail : 2.36%
Amazon.com Incorporated †	22,801	42,132,600

Multiline Retail : 1.01%
Dollar General Corporation	115,572	18,026,921

Specialty Retail : 0.73%
ULTA Beauty Incorporated †	51,637	13,071,390

Consumer Staples : 1.04%
Household Products : 1.04%
Church & Dwight Company Incorporated	265,368	18,665,985

Energy : 3.86%
Oil, Gas & Consumable Fuels : 3.86%
BP plc	907,616	34,253,428
EOG Resources Incorporated	205,856	17,242,499
Noble Energy Incorporated	704,585	17,501,891
		68,997,818

Financials : 16.69%
Banks : 6.04%
Pinnacle Financial Partners Incorporated	534,957	34,237,248
PNC Financial Services Group Incorporated	259,938	41,493,903
Webster Financial Corporation	604,610	32,261,990
		107,993,141

Capital Markets : 5.74%
E*TRADE Financial Corporation	556,607	25,253,260
Intercontinental Exchange Incorporated	427,516	39,566,606
S&P Global Incorporated	138,334	37,772,099
		102,591,965

Insurance : 4.91%
Chubb Limited	224,252	34,907,066
Marsh & McLennan Companies Incorporated	277,971	30,968,749

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Opportunity Fund

	Shares	Value
Insurance (continued)
Willis Towers Watson plc	108,401	$21,890,498
		87,766,313

Health Care : 17.57%
Biotechnology : 0.72%
Alexion Pharmaceuticals Incorporated †	119,667	12,941,986

Health Care Equipment & Supplies : 5.63%
LivaNova plc †	570,984	43,069,323
Medtronic plc	325,853	36,968,023
Zimmer Biomet Holdings Incorporated	137,436	20,571,420
		100,608,766

Health Care Providers & Services : 2.31%
Cigna Corporation	116,011	23,723,089
UnitedHealth Group Incorporated	59,800	17,580,004
		41,303,093

Life Sciences Tools & Services : 5.74%
Agilent Technologies Incorporated	315,662	26,929,125
Bio-Rad Laboratories Incorporated Class A †	110,285	40,808,759
Thermo Fisher Scientific Incorporated	107,044	34,775,384
		102,513,268

Pharmaceuticals : 3.17%
Mylan NV †	745,793	14,990,439
Novartis AG ADR	440,717	41,731,493
		56,721,932

Industrials : 11.68%
Aerospace & Defense : 1.71%
Safran SA	197,950	30,563,876

Airlines : 1.13%
Delta Air Lines Incorporated	345,231	20,189,109

Building Products : 2.37%
Armstrong World Industries Incorporated	287,602	27,025,960
Fortune Brands Home & Security Incorporated	234,010	15,290,213
		42,316,173

Commercial Services & Supplies : 1.16%
Republic Services Incorporated	230,502	20,659,894

Industrial Conglomerates : 1.01%
Carlisle Companies Incorporated	111,863	18,103,908

Machinery : 3.07%
Fortive Corporation	392,396	29,975,130
ITT Incorporated	337,006	24,908,113
		54,883,243

2

Wells Fargo Opportunity Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Trading Companies & Distributors : 1.23%
United Rentals Incorporated †	131,886	$21,994,628

Information Technology : 22.05%
Electronic Equipment, Instruments & Components : 1.81%
Amphenol Corporation Class A	298,616	32,319,210

IT Services : 3.98%
Fidelity National Information Services Incorporated	183,182	25,478,784
MasterCard Incorporated Class A	153,206	45,745,780
		71,224,564

Semiconductors & Semiconductor Equipment : 4.18%
Marvell Technology Group Limited	1,087,520	28,884,531
Texas Instruments Incorporated	357,902	45,915,248
		74,799,779

Software : 9.19%
Oracle Corporation	421,961	22,355,494
Palo Alto Networks Incorporated †	97,954	22,651,863
Proofpoint Incorporated †	155,853	17,888,807
RealPage Incorporated †	433,392	23,294,820
Salesforce.com Incorporated †	351,127	57,107,295
Workday Incorporated Class A †	127,035	20,890,906
		164,189,185

Technology Hardware, Storage & Peripherals : 2.89%
Apple Incorporated	175,824	51,630,718

Materials : 4.60%
Chemicals : 2.38%
Dow Incorporated	457,082	25,016,098
The Sherwin-Williams Company	30,002	17,507,367
		42,523,465

Metals & Mining : 2.22%
Royal Gold Incorporated	138,594	16,943,117
Steel Dynamics Incorporated	668,223	22,746,311
		39,689,428

Real Estate : 5.56%
Equity REITs : 5.56%
American Tower Corporation	119,072	27,365,127
Equinix Incorporated	70,754	41,299,110
VICI Properties Incorporated	1,199,813	30,655,222
		99,319,459

Total Common Stocks (Cost $1,140,202,561)		1,760,445,359

3

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Opportunity Fund

		Yield	Shares	Value
Short-Term Investments : 0.51%
Investment Companies : 0.51%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.55%	9,031,383	$9,031,383

Total Short-Term Investments (Cost $9,031,383)				9,031,383

Total investments in securities (Cost $1,149,233,944)	99.00%			1,769,476,742
Other assets and liabilities, net	1.00			17,932,344

Total net assets	100.00%			$1,787,409,086

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	25,481,452	25,877,637	(51,359,089)	0	$0
Wells Fargo Government Money Market Fund Select Class	18,124,846	83,407,865	(92,501,328)	9,031,383	9,031,383

					$9,031,383	0.51%

*	No longer held at the end of the period.

Wells Fargo Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$149,225,703	$0	$0	$149,225,703
Consumer discretionary	126,708,750	0	0	126,708,750
Consumer staples	18,665,985	0	0	18,665,985
Energy	68,997,818	0	0	68,997,818
Financials	298,351,419	0	0	298,351,419
Health care	314,089,045	0	0	314,089,045
Industrials	208,710,831	0	0	208,710,831
Information technology	394,163,456	0	0	394,163,456
Materials	82,212,893	0	0	82,212,893
Real estate	99,319,459	0	0	99,319,459
Short-term investments
Investment companies	9,031,383	0	0	9,031,383

Total assets	$1,769,476,742	$0	$0	$1,769,476,742

Additional sector, industry or geographic detail is included in the Portfolio of Investments

For the three months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Precious Metals Fund	Consolidated Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 96.21%
Australia : 10.71%
Evolution Mining Limited (Materials, Metals & Mining)	2,500,000	$6,666,625
Newcrest Mining Limited (Materials, Metals & Mining)	802,294	17,031,046
Northern Star Resources Limited (Materials, Metals & Mining)	1,597,222	12,676,819
		36,374,490

Canada : 65.57%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	253,164	15,597,434
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	2,156,350
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	225,370	13,880,938
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	963,980	5,812,609
B2Gold Corporation (Materials, Metals & Mining)	3,150,000	12,638,327
Barrick Gold Corporation (Materials, Metals & Mining)	1,551,723	28,846,531
Centerra Gold Incorporated (Materials, Metals & Mining) †	250,000	1,988,757
Centerra Gold Incorporated-Legend Shares (Materials, Metals & Mining) 144A	250,000	1,988,757
Continental Gold Incorporated (Materials, Metals & Mining) †	1,000,000	4,119,980
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining) 144A	525,000	10,164,029
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)	90,000	1,742,405
Endeavour Mining Corporation (Materials, Metals & Mining) †	450,000	8,500,635
Franco-Nevada Corporation-Legend Shares (Materials, Metals & Mining) 144A	130,948	13,521,865
IAMGOLD Corporation (Materials, Metals & Mining) †	1,455,000	5,434,331
Kinross Gold Corporation (Materials, Metals & Mining) †	3,100,553	14,708,257
Kirkland Lake Gold Limited (Materials, Metals & Mining)	357,000	15,736,537
Lundin Gold Incorporated (Materials, Metals & Mining) †	300,000	1,924,454
MAG Silver Corporation (Materials, Metals & Mining) †	670,000	7,914,828
MAG Silver Corporation-Legend Shares (Materials, Metals & Mining)	100,000	1,181,318
OceanaGold Corporation (Materials, Metals & Mining)	1,000,000	1,963,729
Pan American Silver Corporation (Materials, Metals & Mining)	350,000	8,291,500
Pretium Resources Incorporated (Materials, Metals & Mining) †	375,000	4,172,924
SEMAFO Incorporated (Materials, Metals & Mining) †	460,400	957,279
SSR Mining Incorporated (Materials, Metals & Mining) †	525,000	10,111,500
Torex Gold Resources Incorporated (Materials, Metals & Mining) †	250,000	3,950,560
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) 144A	185,000	2,923,415
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)	266,250	4,207,347
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	12,950	385,344
Wheaton Precious Metals Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	500,000	14,875,000
Yamana Gold Incorporated (Materials, Metals & Mining)	750,000	2,968,696
		222,665,636

Peru : 0.22%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	50,000	755,000

South Africa : 5.19%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	375,591	8,390,703
Gold Fields Limited ADR (Materials, Metals & Mining)	1,400,000	9,240,000
		17,630,703

United States : 14.52%
Newmont Goldcorp Corporation (Materials, Metals & Mining)	621,802	27,017,297
Newmont Goldcorp Corporation—Toronto Exchange Traded Shares (Materials, Metals & Mining)	131,348	5,708,892

1

Consolidated Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Precious Metals Fund

			Shares	Value
United States (continued)
Royal Gold Incorporated (Materials, Metals & Mining)			135,436	$16,557,051
				49,283,240

Total Common Stocks (Cost $180,988,435)				326,709,069

			Troy ounces
Commodities : 3.44%
Gold Bullion †**			7,690	11,672,081

Total Commodities (Cost $4,532,552)				11,672,081

		Yield	Shares
Short-Term Investments : 0.59%
Investment Companies : 0.59%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.55%	2,012,569	2,012,569

Total Short-Term Investments (Cost $2,012,569)				2,012,569

Total investments in securities (Cost $187,533,556)	100.24%			340,393,719
Other assets and liabilities, net	(0.24)			(825,378)

Total net assets	100.00%			$339,568,341

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
**	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	3,331,397	72,547,164	(73,865,992)	2,012,569	$2,012,569	0.59%

Wells Fargo Precious Metals Fund (the “Fund”)

Notes to Consolidated portfolio of investments – December 31, 2019 (unaudited)

Investment in subsidiary

The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2019, the Subsidiary held $11,672,081 in gold bullion representing 100.36% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of December 31, 2019, the Fund held $11,630,147, in the Subsidiary, representing 3.42% of the Fund’s net assets prior to consolidation.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$36,374,490	$0	$0	$36,374,490
Canada	184,780,150	37,885,486	0	222,665,636
Peru	755,000	0	0	755,000
South Africa	17,630,703	0	0	17,630,703
United States	49,283,240	0	0	49,283,240
Commodities	11,672,081	0	0	11,672,081
Short-term investments
Investment companies	2,012,569	0	0	2,012,569

Total assets	$302,508,233	$37,885,486	$0	$340,393,719

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 95.28%
Communication Services : 2.04%
Media : 2.04%
Discovery Communications Incorporated Class C †	6,966,800	$212,417,732

Consumer Discretionary : 9.24%
Auto Components : 1.17%
Aptiv plc	1,283,300	121,875,001

Hotels, Restaurants & Leisure : 2.95%
Vail Resorts Incorporated	574,300	137,734,369
Yum China Holdings Incorporated	3,524,785	169,224,928
		306,959,297

Household Durables : 2.71%
D.R. Horton Incorporated	2,441,300	128,778,575
Mohawk Industries Incorporated †	1,126,000	153,563,880
		282,342,455

Multiline Retail : 1.20%
Kohl’s Corporation	2,458,500	125,260,575

Textiles, Apparel & Luxury Goods : 1.21%
Carter’s Incorporated	210,600	23,027,004
PVH Corporation	974,000	102,416,100
		125,443,104

Consumer Staples : 2.87%
Beverages : 1.79%
Molson Coors Brewing Company Class B	3,467,276	186,886,176

Food Products : 0.64%
Lamb Weston Holdings Incorporated	772,100	66,423,763

Household Products : 0.44%
Church & Dwight Company Incorporated	647,500	45,545,150

Energy : 5.92%
Energy Equipment & Services : 1.85%
Baker Hughes Incorporated	3,352,134	85,915,194
National Oilwell Varco Incorporated	4,261,300	106,745,565
		192,660,759

Oil, Gas & Consumable Fuels : 4.07%
Cimarex Energy Company	1,593,400	83,637,566
Devon Energy Corporation	2,687,800	69,802,166
Hess Corporation	1,335,200	89,204,712
Valero Energy Corporation	837,500	78,431,875
WPX Energy Incorporated †	7,476,000	102,720,240
		423,796,559

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Special Mid Cap Value Fund

	Shares	Value
Financials : 21.17%
Banks : 6.36%
Fifth Third Bancorp	6,191,400	$190,323,636
PacWest Bancorp	3,546,300	135,716,901
Regions Financial Corporation	11,909,100	204,360,156
Zions Bancorporation	2,534,200	131,575,664
		661,976,357

Capital Markets : 2.13%
CBOE Holdings Incorporated	965,300	115,836,000
Northern Trust Corporation	1,001,300	106,378,112
		222,214,112

Insurance : 11.19%
Arch Capital Group Limited †	5,191,908	222,680,934
Brown & Brown Incorporated	7,362,400	290,667,552
Fidelity National Financial Incorporated	3,501,914	158,811,800
Loews Corporation	3,678,000	193,058,220
The Allstate Corporation	1,792,900	201,611,605
Willis Towers Watson plc	482,600	97,456,244
		1,164,286,355

Mortgage REITs : 1.49%
Annaly Capital Management Incorporated	16,422,800	154,702,776

Health Care : 11.32%
Health Care Equipment & Supplies : 7.02%
Alcon Incorporated †	4,088,600	231,292,102
Steris plc	641,900	97,838,398
Varian Medical Systems Incorporated †	1,586,900	225,355,669
Zimmer Biomet Holdings Incorporated	1,179,400	176,532,592
		731,018,761

Health Care Providers & Services : 3.13%
Humana Incorporated	623,600	228,561,872
Universal Health Services Incorporated Class B	674,900	96,821,154
		325,383,026

Life Sciences Tools & Services : 1.17%
Charles River Laboratories International Incorporated †	796,400	121,658,064

Industrials : 15.94%
Building Products : 2.12%
A.O. Smith Corporation	2,261,200	107,723,568
Masco Corporation	2,354,100	112,973,259
		220,696,827

Commercial Services & Supplies : 2.07%
Republic Services Incorporated	2,402,575	215,342,797

Construction & Engineering : 2.09%
Jacobs Engineering Group Incorporated	2,420,843	217,464,327

Industrial Conglomerates : 1.91%
Carlisle Companies Incorporated	1,227,937	198,729,324

2

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Machinery : 2.80%
Cummins Incorporated	399,009	$71,406,651
Stanley Black & Decker Incorporated	1,328,300	220,152,442
		291,559,093

Road & Rail : 2.12%
Kansas City Southern	1,439,100	220,412,556

Trading Companies & Distributors : 2.83%
AerCap Holdings NV †	2,583,400	158,801,598
United Rentals Incorporated †	816,100	136,100,997
		294,902,595

Information Technology : 7.46%
IT Services : 4.11%
Amdocs Limited	4,035,800	291,344,402
Euronet Worldwide Incorporated †	863,500	136,053,060
		427,397,462

Semiconductors & Semiconductor Equipment : 1.14%
Analog Devices Incorporated	1,001,600	119,030,144

Software : 0.49%
Check Point Software Technologies Limited †	456,400	50,642,144

Technology Hardware, Storage & Peripherals : 1.72%
NCR Corporation †	5,107,320	179,573,371

Materials : 6.40%
Chemicals : 1.94%
PPG Industries Incorporated	1,510,500	201,636,645

Containers & Packaging : 3.41%
International Paper Company	2,535,000	116,736,750
Packaging Corporation of America	1,191,013	133,381,546
Sealed Air Corporation	2,643,000	105,270,690
		355,388,986

Metals & Mining : 1.05%
Barrick Gold Corporation	5,869,900	109,121,441

Real Estate : 7.74%
Equity REITs : 5.44%
American Campus Communities Incorporated	3,401,905	159,991,592
Invitation Homes Incorporated	6,727,928	201,636,002
Mid-America Apartment Communities Incorporated	1,094,800	144,360,326
Park Hotels & Resorts Incorporated	2,315,200	59,894,224
		565,882,144

Real Estate Management & Development : 2.30%
CBRE Group Incorporated Class A †	3,900,100	239,037,129

3

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Special Mid Cap Value Fund

			Shares	Value
Utilities : 5.18%
Electric Utilities : 3.63%
American Electric Power Company Incorporated			1,891,360	$178,752,434
FirstEnergy Corporation			4,084,800	198,521,280
				377,273,714

Water Utilities : 1.55%
American Water Works Company Incorporated			1,313,700	161,388,047

Total Common Stocks (Cost $7,910,836,780)				9,916,328,768

		Yield
Short-Term Investments : 5.26%
Investment Companies : 5.26%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.55%	547,239,334	547,239,334

Total Short-Term Investments (Cost $547,239,334)				547,239,334

Total investments in securities (Cost $8,458,076,114)	100.54%			10,463,568,102
Other assets and liabilities, net	(0.54)			(56,311,707)

Total net assets	100.00%			$10,407,256,395

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	0	4,465,578	(4,465,578)	0	$0
Wells Fargo Government Money Market Fund Select Class	528,149,536	571,972,234	(552,882,436)	547,239,334	547,239,334

					$547,239,334	5.26%

*	No longer held at the end of the period

Wells Fargo Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$212,417,732	$0	$0	$212,417,732
Consumer discretionary	961,880,432	0	0	961,880,432
Consumer staples	298,855,089	0	0	298,855,089
Energy	616,457,318	0	0	616,457,318
Financials	2,203,179,600	0	0	2,203,179,600
Health care	1,178,059,851	0	0	1,178,059,851
Industrials	1,659,107,519	0	0	1,659,107,519
Information technology	776,643,121	0	0	776,643,121
Materials	666,147,072	0	0	666,147,072
Real estate	804,919,273	0	0	804,919,273
Utilities	538,661,761	0	0	538,661,761
Short-term investments
Investment companies	547,239,334	0	0	547,239,334

Total assets	$10,463,568,102	$0	$0	$10,463,568,102

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended December 31, 3019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 95.63%
Communication Services : 0.39%
Media : 0.39%
A.H. Belo Corporation Class A (l)	1,972,089	$5,561,291
Gannett Company Incorporated «	1,350,439	8,615,801
		14,177,092

Consumer Discretionary : 9.28%
Diversified Consumer Services : 0.47%
Franchise Group Incorporated «	297,943	6,912,278
ServiceMaster Global Holdings Incorporated †	268,800	10,391,808
		17,304,086

Hotels, Restaurants & Leisure : 5.83%
Denny’s Corporation (l)†	3,533,228	70,240,573
Dine Brands Global Incorporated (l)	978,902	81,757,895
Jack in the Box Incorporated	188,300	14,693,049
Six Flags Entertainment Corporation	386,400	17,430,504
The Wendy’s Company	1,375,900	30,558,739
		214,680,760

Household Durables : 1.55%
Helen of Troy Limited †	316,500	56,903,535

Specialty Retail : 0.41%
American Eagle Outfitters Incorporated	524,500	7,710,150
Urban Outfitters Incorporated †	266,800	7,409,036
		15,119,186

Textiles, Apparel & Luxury Goods : 1.02%
Delta Apparel Incorporated (l)†	549,092	17,076,761
Steven Madden Limited	471,800	20,292,118
		37,368,879

Consumer Staples : 9.15%
Beverages : 0.87%
Cott Corporation	2,338,600	31,992,048

Food & Staples Retailing : 0.78%
BJ’s Wholesale Club Holdings Incorporated †	1,265,581	28,779,312

Food Products : 5.16%
Hostess Brands Incorporated †	2,203,123	32,033,408
J & J Snack Foods Corporation	256,757	47,312,612
Lancaster Colony Corporation	54,100	8,661,410
Nomad Foods Limited †	3,242,647	72,538,013
Tootsie Roll Industries Incorporated	54,200	1,850,388
TreeHouse Foods Incorporated †	568,885	27,590,923
		189,986,754

Household Products : 2.34%
Central Garden & Pet Company (l)†	799,422	24,838,042
Central Garden & Pet Company Class A †	876,933	25,746,753
Spectrum Brands Holdings Incorporated	552,575	35,525,047
		86,109,842

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Special Small Cap Value Fund

	Shares	Value
Energy : 3.63%
Energy Equipment & Services : 1.55%
Forum Energy Technologies Incorporated †	3,064,391	$5,148,177
Nextier Oilfield Solutions Incorporated †	1,152,537	7,721,998
Oil States International Incorporated †	713,999	11,645,324
Patterson-UTI Energy Incorporated	2,666,410	27,997,305
Tetra Technologies Incorporated †	2,326,222	4,559,395
		57,072,199

Oil, Gas & Consumable Fuels : 2.08%
Berry Petroleum Corporation	1,348,085	12,712,442
Callon Petroleum Company «†	2,035,900	9,833,397
Magnolia Oil & Gas Corporation «†	1,116,200	14,041,796
QEP Resources Incorporated	3,376,900	15,196,050
WPX Energy Incorporated †	1,810,602	24,877,671
		76,661,356

Financials : 23.02%
Banks : 12.06%
Associated Banc Corporation	1,953,552	43,056,286
CVB Financial Corporation	990,490	21,374,774
First Citizens BancShares Corporation Class A	122,850	65,381,999
First Hawaiian Incorporated	1,633,090	47,114,647
Hancock Holding Company	1,106,645	48,559,583
IBERIABANK Corporation	477,651	35,742,624
People’s United Financial Incorporated	1,077,343	18,207,097
Prosperity Bancshares Incorporated	141,874	10,199,322
Renasant Corporation	1,204,135	42,650,462
South State Corporation	407,561	35,355,917
UMB Financial Corporation	1,109,226	76,137,273
		443,779,984

Capital Markets : 2.65%
Apollo Investment Corporation	1,502,770	26,238,364
Artisan Partners Asset Management Incorporated Class A	908,295	29,356,094
Glassbridge Enterprises Incorporated (l)†(a)	1,527	381,750
New Mountain Finance Corporation	2,090,443	28,722,687
Westwood Holdings Group Incorporated	436,883	12,940,474
		97,639,369

Diversified Financial Services : 0.51%
Jefferies Financial Group Incorporated	877,700	18,756,449

Insurance : 5.48%
CNO Financial Group Incorporated	756,200	13,709,906
Enstar Group Limited †	171,150	35,404,089
ProAssurance Corporation	1,115,747	40,323,097
Stewart Information Services Corporation	860,275	35,090,617
The Hanover Insurance Group Incorporated	300,391	41,054,438
White Mountains Insurance Group Limited	32,165	35,880,379
		201,462,526

Mortgage REITs : 2.32%
Apollo Commercial Real Estate Finance Incorporated	1,559,215	28,518,042
Invesco Mortgage Capital Incorporated	870,480	14,493,492
New York Mortgage Trust Incorporated	2,329,628	14,513,582
Two Harbors Investment Corporation	1,910,057	27,925,033
		85,450,149

2

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Health Care : 1.97%
Health Care Equipment & Supplies : 0.46%
Avanos Medical Incorporated †	244,900	$8,253,130
ICU Medical Incorporated †	47,099	8,813,165
		17,066,295

Health Care Providers & Services : 0.60%
Hanger Incorporated †	326,599	9,017,398
Premier Incorporated Class A †	338,900	12,837,532
		21,854,930

Pharmaceuticals : 0.91%
Prestige Consumer Healthcare Incorporated †	829,900	33,610,950

Industrials : 19.88%
Aerospace & Defense : 0.82%
Parsons Corporation †	730,598	30,159,085

Building Products : 3.96%
Apogee Enterprises Incorporated	46,700	1,517,750
CSW Industrials Incorporated (l)	854,869	65,824,913
Griffon Corporation	733,285	14,907,684
Quanex Building Products Corporation	1,189,427	20,315,413
Simpson Manufacturing Company Incorporated	537,389	43,114,719
		145,680,479

Commercial Services & Supplies : 3.34%
ACCO Brands Corporation	1,555,561	14,560,051
Deluxe Corporation	547,531	27,332,748
Ennis Incorporated	1,253,393	27,135,958
Healthcare Services Group Incorporated	630,500	15,333,760
Viad Corporation	571,350	38,566,125
		122,928,642

Electrical Equipment : 2.03%
APi Group Corporation †144A	2,066,200	21,798,410
Atkore International Incorporated †	1,085,454	43,917,469
EnerSys	121,435	9,086,981
		74,802,860

Machinery : 8.57%
Alamo Group Incorporated	219,200	27,520,560
Douglas Dynamics Incorporated	793,867	43,662,685
Franklin Electric Company Incorporated	1,333,082	76,412,260
Hillenbrand Incorporated	897,867	29,907,950
Kadant Incorporated	311,784	32,843,327
Mueller Industries Incorporated	2,487,136	78,966,568
NN Incorporated	859,365	7,949,126
Trimas Corporation †	575,800	18,085,878
		315,348,354

Professional Services : 1.16%
Korn/Ferry International	1,005,542	42,634,981

Information Technology : 8.44%
Communications Equipment : 0.43%
NETGEAR Incorporated	650,822	15,951,647

3

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Special Small Cap Value Fund

	Shares	Value
Electronic Equipment, Instruments & Components : 3.16%
AVX Corporation	1,371,341	$28,071,350
Badger Meter Incorporated	306,915	19,927,991
Belden Incorporated	368,468	20,265,740
Littelfuse Incorporated	41,300	7,900,690
Novanta Incorporated †	452,626	40,030,243
		116,196,014

IT Services : 0.97%
MAXIMUS Incorporated	260,500	19,378,595
Sykes Enterprises Incorporated †	435,400	16,105,446
		35,484,041

Semiconductors & Semiconductor Equipment : 2.12%
Brooks Automation Incorporated	611,306	25,650,400
Cabot Microelectronics Corporation	292,113	42,157,748
DSP Group Incorporated †	653,648	10,288,420
		78,096,568

Software : 1.27%
ACI Worldwide Incorporated †	480,202	18,192,453
BlackBerry Limited «†	1,294,000	8,307,480
Verint Systems Incorporated †	365,300	20,223,008
		46,722,941

Technology Hardware, Storage & Peripherals : 0.49%
NCR Corporation †	516,500	18,160,140

Materials : 13.97%
Chemicals : 5.74%
Element Solutions Incorporated †	1,303,392	15,223,619
Innospec Incorporated	881,975	91,231,494
PolyOne Corporation	1,238,717	45,572,398
PQ Group Holdings Incorporated †	1,002,427	17,221,696
Quaker Chemical Corporation	150,100	24,694,452
Sensient Technologies Corporation	259,553	17,153,858
		211,097,517

Construction Materials : 2.73%
Eagle Materials Incorporated	1,106,553	100,320,094

Containers & Packaging : 1.55%
Silgan Holdings Incorporated	1,835,321	57,041,777

Metals & Mining : 0.76%
Compass Minerals International Incorporated	377,400	23,006,304
Mayville Engineering Company Incorporated †	548,375	5,143,758
		28,150,062

Paper & Forest Products : 3.19%
Neenah Incorporated (l)	1,104,924	77,819,797
Schweitzer-Mauduit International Incorporated	943,792	39,629,826
		117,449,623

Real Estate : 2.76%
Equity REITs : 2.76%
Acadia Realty Trust	1,128,967	29,274,114
Pebblebrook Hotel Trust	1,391,824	37,314,801
Washington REIT	1,197,562	34,944,859
		101,533,774

4

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2019 (unaudited)

				Shares	Value
Utilities : 3.14%
Electric Utilities : 3.14%
Hawaiian Electric Industries Incorporated				1,326,683	$62,168,365
IDACORP Incorporated				499,600	53,357,280
					115,525,645

Total Common Stocks (Cost $3,025,356,586)					3,519,059,945

Exchange-Traded Funds : 0.59%
iShares Russell 2000 Value Index ETF				170,500	21,922,890
Total Exchange-Traded Funds (Cost $21,108,987)					21,922,890

		Dividend yield
Preferred Stocks : 0.21%
Industrials : 0.21%
Industrial Conglomerates : 0.21%
Steel Partners Holdings LP		6.43%		333,559	7,781,931

Total Preferred Stocks (Cost $6,128,948)					7,781,931

			Expiration date
Rights : 0.00%
Financials : 0.00%
Diversified Financial Services : 0.00%
Schulman Incorporated Class A †(a)			12-31-2099	593,658	1

Total Rights (Cost $257,054)					1

		Yield
Short-Term Investments : 3.47%
Investment Companies : 3.47%
Securities Lending Cash Investments LLC (l)(r)(u)		1.73		12,720,687	12,721,960
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.55		114,930,598	114,930,598
Total Short-Term Investments (Cost $127,652,558)					127,652,558

Total investments in securities (Cost $3,180,504,133)	99.90%				3,676,417,325
Other assets and liabilities, net	0.10				3,566,321

Total net assets	100.00%				$3,679,983,646

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Communication Services
Media
A.H. Belo Corporation Class A	1,658,289	313,800	0	1,972,089	$5,561,291
Consumer Discretionary
Hotels, Restaurants & Leisure
Denny’s Corporation †	3,316,971	592,257	(376,000)	3,533,228	70,240,573
Dine Brands Global Incorporated	713,300	285,275	(19,673)	978,902	81,757,895
Textiles, Apparel & Luxury Goods
Delta Apparel Incorporated †	519,692	48,400	(19,000)	549,092	17,076,761
Consumer Staples
Household Products
Central Garden & Pet Company †	743,522	90,300	(34,400)	799,422	24,838,042
Information Technology
Technology Hardware, Storage & Peripherals
Glassbridge Enterprises Incorporated †	305,421	1,528	(305,422)	1,527	381,750
Financials
Capital Markets
CSW Industrials Incorporated	759,969	94,900	0	854,869	65,824,913
Materials
Paper and Forest Products
Neenah Incorporated	877,121	227,803	0	1,104,924	77,819,797
					343,501,022	9.33%

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	57,964,218	326,101,788	(371,345,319)	12,720,687	12,721,960
Wells Fargo Government Money Market Fund Select Class	128,767,336	789,995,831	(803,832,569)	114,930,598	114,930,598
					127,652,558	3.47

					$471,153,580	12.80%

†	Non-income-earning security

Wells Fargo Special Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$14,177,092	$0	$0	$14,177,092
Consumer discretionary	341,376,446	0	0	341,376,446
Consumer staples	336,867,956	0	0	336,867,956
Energy	133,733,555	0	0	133,733,555
Financials	846,706,727	381,750	0	847,088,477
Health care	72,532,175	0	0	72,532,175
Industrials	731,554,401	0	0	731,554,401
Information technology	310,611,351	0	0	310,611,351
Materials	514,059,073	0	0	514,059,073
Real estate	101,533,774	0	0	101,533,774
Utilities	115,525,645	0	0	115,525,645
Exchange-traded funds	21,922,890	0	0	21,922,890
Preferred stocks
Industrials	7,781,931	0	0	7,781,931
Rights
Financials	0	1	0	1
Short-term investments
Investment companies	127,652,558	0	0	127,652,558

Total assets	$3,676,035,574	$381,751	$0	$3,676,417,325

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Specialized Technology Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 96.58%
Communication Services : 12.72%
Entertainment : 3.08%
Activision Blizzard Incorporated	75,955	$4,513,246
Electronic Arts Incorporated †	20,725	2,228,145
Netflix Incorporated †	4,240	1,371,937
Roku Incorporated †	5,585	747,832
Take-Two Interactive Software Incorporated †	41,370	5,064,929
Zynga Incorporated Class A †	74,775	457,623
		14,383,712

Interactive Media & Services : 9.64%
Alphabet Incorporated Class C †	12,650	16,913,303
Facebook Incorporated Class A †	121,665	24,971,741
Snap Incorporated Class A †	82,350	1,344,776
Yandex NV Class A †	39,995	1,739,383
		44,969,203

Consumer Discretionary : 3.93%
Automobiles : 0.42%
Tesla Motors Incorporated †	4,645	1,943,143

Internet & Direct Marketing Retail : 3.51%
Alibaba Group Holding Limited ADR †	5,690	1,206,849
Amazon.com Incorporated †	7,870	14,542,501
GrubHub Incorporated †	3,070	149,325
JD.com Incorporated ADR †	13,500	475,605
		16,374,280

Health Care : 0.79%
Health Care Technology : 0.79%
Veeva Systems Incorporated Class A †	26,315	3,701,468

Industrials : 0.41%
Electrical Equipment : 0.14%
Bloom Energy Corporation Class A «†	90,020	672,449

Road & Rail : 0.27%
Lyft Incorporated Class A †	12,065	519,036
Uber Technologies Incorporated †	24,405	725,805
		1,244,841

Information Technology : 78.58%
Communications Equipment : 0.58%
Ericsson LM Class B	65,513	572,440
Telefonaktiebolaget LM Ericsson ADR	190,075	1,668,859
Viavi Solutions Incorporated †	32,215	483,225
		2,724,524

Electronic Equipment, Instruments & Components : 0.58%
CDW Corporation of Delaware	5,325	760,623
Cognex Corporation	16,725	937,269
Flex Limited †	81,255	1,025,438
		2,723,330

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Specialized Technology Fund

	Shares	Value
IT Services : 20.11%
Adyen NV 144A†	1,160	$951,157
Akamai Technologies Incorporated †	48,290	4,171,290
Coupa Software Incorporated †	6,980	1,020,825
DXC Technology Company	118,940	4,470,955
EPAM Systems Incorporated †	9,325	1,978,392
Fidelity National Information Services Incorporated	32,996	4,589,414
Fiserv Incorporated †	54,540	6,306,460
Global Payments Incorporated	35,444	6,470,657
MasterCard Incorporated Class A	52,180	15,580,426
MongoDB Incorporated «†	70,980	9,341,678
Okta Incorporated †	131,145	15,130,199
PayPal Holdings Incorporated †	37,230	4,027,169
Square Incorporated Class A †	47,155	2,950,017
Twilio Incorporated Class A †	135,305	13,297,775
Visa Incorporated Class A	18,690	3,511,851
		93,798,265

Semiconductors & Semiconductor Equipment : 19.77%
Advanced Micro Devices Incorporated †	290,485	13,321,642
Analog Devices Incorporated	5,220	620,345
Applied Materials Incorporated	63,190	3,857,118
ASML Holding NV	3,170	938,130
Broadcom Incorporated	9,510	3,005,350
Cree Incorporated †	24,620	1,136,213
Infineon Technologies AG	43,222	976,573
KLA-Tencor Corporation	41,675	7,425,235
Lam Research Corporation	26,210	7,663,804
Micron Technology Incorporated †	141,785	7,625,197
NVIDIA Corporation	45,005	10,589,677
NXP Semiconductors NV	36,525	4,648,172
QUALCOMM Incorporated	78,460	6,922,526
STMicroelectronics NV	38,425	1,033,139
STMicroelectronics NV NY Shares «	170,485	4,587,751
Taiwan Semiconductor Manufacturing Company Limited ADR	183,170	10,642,177
Teradyne Incorporated	105,910	7,222,003
		92,215,052

Software : 30.79%
Alteryx Incorporated Class A «†	129,290	12,938,050
Atlassian Corporation plc Class A †	87,425	10,520,725
Autodesk Incorporated †	10,915	2,002,466
AVEVA Group plc	20,017	1,234,516
Crowdstrike Holdings Incorporated Class A †	12,945	645,567
Datadog Incorporated Class A «†	845	31,924
DocuSign Incorporated †	6,395	473,933
Dynatrace Incorporated †	5,250	132,825
Fortinet Incorporated †	77,885	8,315,003
HubSpot Incorporated †	3,140	497,690
Microsoft Corporation	275,645	43,469,211
Palo Alto Networks Incorporated †	2,050	474,063
Paycom Software Incorporated †	91,150	24,132,874
Proofpoint Incorporated †	28,195	3,236,222
Rapid7 Incorporated †	15,910	891,278
RingCentral Incorporated Class A †	100,155	16,893,144
Salesforce.com Incorporated †	17,524	2,850,103
Smartsheet Incorporated Class A †	20,180	906,486
Splunk Incorporated †	28,015	4,195,807

2

Wells Fargo Specialized Technology Fund	Portfolio of investments — December 31, 2019 (unaudited)

			Shares	Value
Software (continued)
Temenos Group AG			6,085	$962,581
Workday Incorporated Class A †			9,090	1,494,851
Zendesk Incorporated †			13,975	1,070,904
Zscaler Incorporated «†			135,170	6,285,405
				143,655,628

Technology Hardware, Storage & Peripherals : 6.75%
Apple Incorporated			47,690	14,004,169
NetApp Incorporated			70,405	4,382,711
Pure Storage Incorporated Class A †			330,695	5,658,191
Samsung Electronics Company Limited			154,490	7,444,385
				31,489,456

Real Estate : 0.15%
Equity REITs : 0.15%
Equinix Incorporated			1,155	674,174

Total Common Stocks (Cost $298,069,473)				450,569,525

		Yield
Short-Term Investments : 8.37%
Investment Companies : 8.37%
Securities Lending Cash Investments LLC (l)(r)(u)		1.73%	22,731,784	22,734,058
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.55	16,310,889	16,310,889
Total Short-Term Investments (Cost $39,044,947)				39,044,947

Total investments in securities (Cost $337,114,420)	104.95%			489,614,472
Other assets and liabilities, net	(4.95)			(23,074,492)

Total net assets	100.00%			$466,539,980

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	20,473,818	222,981,730	(220,723,764)	22,731,784	$22,734,058
Wells Fargo Government Money Market Fund Select Class	18,717,955	154,144,157	(156,551,223)	16,310,889	16,310,889

					$39,044,947	8.37%

Wells Fargo Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$59,352,915	$0	$0	$59,352,915
Consumer discretionary	18,317,423	0	0	18,317,423
Health care	3,701,468	0	0	3,701,468
Industrials	1,917,290	0	0	1,917,290
Information technology	356,650,276	9,955,979	0	366,606,255
Real estate	674,174	0	0	674,174
Short-term investments
Investment companies	39,044,947	0	0	39,044,947

Total assets	$479,658,493	$9,955,979	$0	$489,614,472

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 7.86%
AmeriCredit Automobile Receivables Trust Series 2015-4 Class D	3.72%	12-8-2021	$300,000	$301,552
AmeriCredit Automobile Receivables Trust Series 2018-3 Class D	4.04	11-18-2024	1,100,000	1,148,299
Avis Budget Rental Car Funding LLC Series 2016-1A Class A 144A	2.99	6-20-2022	230,000	232,411
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15	9-20-2023	650,000	664,016
Bank of the West Auto Trust Series 2018-1 Class C 144A	3.98	5-15-2024	1,100,000	1,135,224
Capital Auto Receivables Trust Series 2018-2 Class C 144A	3.69	12-20-2023	1,200,000	1,217,264
Chesapeake Funding II LLC Series 2017-3A Class C 144A	2.78	8-15-2029	800,000	801,146
Chesapeake Funding II LLC Series 2017-3A Class D 144A	3.38	8-15-2029	120,000	120,660
Chesapeake Funding II LLC Series 2017-4A Class D 144A	3.26	11-15-2029	400,000	402,051
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	1,087,125	1,114,763
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	373,636	369,850
Hertz Fleet Lease Funding LP Series 2019-1 Class E 144A	4.62	1-10-2033	1,550,000	1,565,076
Hertz Vehicle Financing LLC Series 2015-1A Class B 144A	3.52	3-25-2021	1,100,000	1,102,381
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	298,627
Tesla Auto Lease Trust Series 2018-A Class E 144A	4.94	3-22-2021	350,000	351,743
Tesla Auto Lease Trust Series 2018-B Class D 144A	5.29	11-22-2021	1,200,000	1,238,081
Total Asset-Backed Securities (Cost $11,847,821)				12,063,144

Corporate Bonds and Notes : 19.97%
Communication Services : 1.69%
Diversified Telecommunication Services : 0.04%
Level 3 Financing Incorporated	5.38	1-15-2024	60,000	60,975

Media : 0.94%
CCO Holdings LLC 144A	5.38	5-1-2025	150,000	154,875
Cinemark USA Incorporated	5.13	12-15-2022	75,000	75,825
Gray Television Incorporated 144A	5.13	10-15-2024	100,000	103,750
Gray Television Incorporated 144A	5.88	7-15-2026	150,000	159,563
Lamar Media Corporation	5.00	5-1-2023	50,000	50,875
National CineMedia LLC 144A	5.88	4-15-2028	250,000	265,625
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	110,000	115,918
Nielsen Finance LLC 144A	5.00	4-15-2022	75,000	75,281
Salem Media Group Incorporated 144A	6.75	6-1-2024	175,000	161,000
Scripps Escrow Incorporated 144A	5.88	7-15-2027	125,000	130,938
The E.W. Scripps Company 144A	5.13	5-15-2025	150,000	153,375
				1,447,025

Wireless Telecommunication Services : 0.71%
Sprint Communications Incorporated 144A	7.00	3-1-2020	150,000	150,798
Sprint Spectrum Company 144A	4.74	9-20-2029	700,000	741,286
Sprint Spectrum Company 144A	5.15	9-20-2029	65,000	70,850
T-Mobile USA Incorporated	6.38	3-1-2025	120,000	124,000
				1,086,934

Consumer Discretionary : 1.59%
Auto Components : 0.44%
Adient Global Holdings 144A	3.50	8-15-2024	515,000	546,066
Allison Transmission Incorporated 144A	4.75	10-1-2027	50,000	51,875
Allison Transmission Incorporated 144A	5.00	10-1-2024	50,000	51,188
Allison Transmission Incorporated 144A	5.88	6-1-2029	25,000	27,375
				676,504

Automobiles : 0.06%
Ford Motor Company	7.45	7-16-2031	80,000	94,901

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Strategic Income Fund

	Interest rate	Maturity date	Principal	Value
Distributors : 0.20%
LKQ Corporation	4.75%	5-15-2023	300,000	$304,740

Diversified Consumer Services : 0.07%
Carriage Services Incorporated 144A	6.63	6-1-2026	100,000	106,500

Hotels, Restaurants & Leisure : 0.17%
KFC Holding Company 144A	5.00	6-1-2024	250,000	259,063

Specialty Retail : 0.52%
Asbury Automotive Group Incorporated	6.00	12-15-2024	175,000	180,688
Group 1 Automotive Incorporated	5.00	6-1-2022	50,000	50,688
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	100,000	102,750
Lithia Motors Incorporated 144A	5.25	8-1-2025	175,000	183,094
Penske Auto Group Incorporated	3.75	8-15-2020	70,000	70,700
Penske Auto Group Incorporated	5.38	12-1-2024	150,000	154,313
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	50,688
				792,921

Textiles, Apparel & Luxury Goods : 0.13%
Levi Strauss & Company	5.00	5-1-2025	200,000	206,000

Energy : 4.41%
Energy Equipment & Services : 0.53%
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	125,000	68,125
Era Group Incorporated	7.75	12-15-2022	125,000	126,250
Hilcorp Energy Company 144A	5.75	10-1-2025	175,000	170,632
NGPL PipeCo LLC 144A	7.77	12-15-2037	25,000	32,218
Oceaneering International Incorporated	6.00	2-1-2028	150,000	147,000
USA Compression Partners LP	6.88	4-1-2026	250,000	262,500
				806,725

Oil, Gas & Consumable Fuels : 3.88%
Antero Midstream Partners LP 144A	5.75	1-15-2028	300,000	261,000
Antero Resources Corporation	5.38	11-1-2021	25,000	23,805
Archrock Partners LP 144A	6.25	4-1-2028	25,000	25,750
Archrock Partners LP 144A	6.88	4-1-2027	300,000	317,250
Buckeye Partners LP	5.85	11-15-2043	375,000	337,487
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	350,000	357,875
Cheniere Energy Partners LP 144A	4.50	10-1-2029	175,000	179,830
Cheniere Energy Partners LP	5.25	10-1-2025	100,000	104,209
Cheniere Energy Partners LP	5.63	10-1-2026	200,000	211,500
Denbury Resources Incorporated 144A	9.00	5-15-2021	125,000	120,938
Denbury Resources Incorporated 144A	9.25	3-31-2022	275,000	259,188
EnLink Midstream Partners LP	4.40	4-1-2024	50,000	48,505
EnLink Midstream Partners LP	4.85	7-15-2026	225,000	210,938
EnLink Midstream Partners LP	5.05	4-1-2045	50,000	39,500
EnLink Midstream Partners LP	5.45	6-1-2047	237,000	191,378
Enviva Partners LP 144A	6.50	1-15-2026	225,000	240,892
Gulfport Energy Corporation	6.00	10-15-2024	450,000	319,500
Indigo Natural Resources LLC 144A	6.88	2-15-2026	350,000	329,000
Murphy Oil Corporation	5.75	8-15-2025	155,000	162,122
Murphy Oil Corporation	5.88	12-1-2027	200,000	210,000
Murphy Oil Corporation	6.88	8-15-2024	50,000	52,750
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	150,000	151,590
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	75,000	78,188
Rowan Companies Incorporated	4.88	6-1-2022	375,000	273,750
Southern Star Central Corporation 144A	5.13	7-15-2022	200,000	202,000
Southwestern Energy Company «	7.75	10-1-2027	225,000	208,395
Sunoco Logistics Partner LP	5.40	10-1-2047	750,000	813,266
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	225,000	226,125
Ultra Resources Incorporated 144A	7.13	4-15-2025	75,000	4,875
				5,961,606

2

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials : 5.24%
Banks : 0.99%
Bank of America Corporation (3 Month LIBOR +4.55%) ±	6.30%	12-29-2049	$265,000	$306,075
Deutsche Bank AG	4.88	12-1-2032	500,000	471,250
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	350,000	365,750
JPMorgan Chase & Company (3 Month LIBOR +3.30%) ±	6.00	12-31-2049	100,000	107,375
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	250,000	267,343
				1,517,793

Capital Markets : 0.07%
Blackstone Holdings Finance Company LLC 144A	3.15	10-2-2027	100,000	102,667

Consumer Finance : 1.86%
FirstCash Incorporated 144A	5.38	6-1-2024	175,000	181,125
Ford Motor Credit Company LLC	3.20	1-15-2021	1,500,000	1,508,143
General Motors Financial Company Incorporated	5.65	1-17-2029	170,000	191,993
Springleaf Finance Corporation	5.38	11-15-2029	50,000	52,190
Springleaf Finance Corporation	6.63	1-15-2028	100,000	112,880
Springleaf Finance Corporation	7.13	3-15-2026	25,000	28,905
Synchrony Financial	3.95	12-1-2027	750,000	787,376
				2,862,612

Diversified Financial Services : 0.35%
LPL Holdings Incorporated 144A	5.75	9-15-2025	200,000	209,250
WEA Finance LLC 144A	2.88	1-15-2027	325,000	323,649
				532,899

Insurance : 1.97%
Alliant Holdings Intermediate LLC 144A	6.75	10-15-2027	25,000	26,774
American Equity Investment Life Insurance Company	5.00	6-15-2027	100,000	106,650
AmWINS Group Incorporated 144A	7.75	7-1-2026	50,000	55,257
Brighthouse Financial Incorporated	4.70	6-22-2047	745,000	689,275
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	242,728
HUB International Limited 144A	7.00	5-1-2026	150,000	158,625
Lincoln National Corporation	7.00	6-15-2040	855,000	1,213,795
MetLife Incorporated	6.40	12-15-2066	200,000	245,000
PartnerRe Finance LLC	3.70	7-2-2029	180,000	186,856
USI Incorporated 144A	6.88	5-1-2025	100,000	102,220
				3,027,180

Health Care : 2.02%
Health Care Providers & Services : 1.87%
CHS Incorporated	5.13	8-1-2021	425,000	425,000
CVS Health Corporation	5.05	3-25-2048	730,000	862,481
Davita Incorporated	5.00	5-1-2025	150,000	154,313
Highmark Incorporated 144A	6.13	5-15-2041	850,000	1,044,049
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	125,000	120,938
Select Medical Corporation 144A	6.25	8-15-2026	125,000	135,315
Tenet Healthcare Corporation	5.13	5-1-2025	125,000	128,750
				2,870,846

Health Care Technology : 0.12%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	175,000	179,813

Pharmaceuticals : 0.03%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	25,000	25,660
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	25,000	25,925
				51,585

3

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Strategic Income Fund

	Interest rate	Maturity date	Principal	Value
Industrials : 1.36%
Aerospace & Defense : 0.10%
BBA US Holdings Incorporated 144A	4.00%	3-1-2028	$50,000	$49,315
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	100,000	103,250
				152,565

Airlines : 0.10%
United Airlines	4.15	2-25-2033	136,175	146,902

Commercial Services & Supplies : 0.39%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	50,000	52,000
Covanta Holding Corporation	5.88	3-1-2024	75,000	77,156
Covanta Holding Corporation	6.00	1-1-2027	75,000	79,125
IAA Spinco Incorporated 144A	5.50	6-15-2027	100,000	106,250
KAR Auction Services Incorporated 144A	5.13	6-1-2025	275,000	286,000
				600,531

Industrial Conglomerates : 0.28%
General Electric Company (3 Month LIBOR +3.33%) ±	5.00	12-29-2049	430,000	421,168

Machinery : 0.18%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	150,000	163,875
Trimas Corporation 144A	4.88	10-15-2025	110,000	113,300
				277,175

Trading Companies & Distributors : 0.22%
Fortress Transportation and Infrastructure Investors LLC 144A	6.50	10-1-2025	325,000	343,038

Transportation Infrastructure : 0.09%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	200,000	141,135

Information Technology : 1.63%
Communications Equipment : 0.64%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	50,000	50,057
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	100,000	105,250
Motorola Solutions Incorporated	5.50	9-1-2044	750,000	834,368
				989,675

IT Services : 0.47%
Cardtronics Incorporated 144A	5.50	5-1-2025	300,000	311,250
Gartner Incorporated 144A	5.13	4-1-2025	325,000	338,406
Zayo Group LLC	6.38	5-15-2025	75,000	77,312
				726,968

Software : 0.12%
SS&C Technologies Incorporated 144A	5.50	9-30-2027	25,000	26,688
Symantec Corporation 144A	5.00	4-15-2025	150,000	153,191
				179,879

Technology Hardware, Storage & Peripherals : 0.40%
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	400,000	460,049
NCR Corporation	5.00	7-15-2022	50,000	50,531
NCR Corporation	6.38	12-15-2023	100,000	102,500
				613,080

Materials : 0.35%
Containers & Packaging : 0.28%
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	100,000	100,750

4

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date		Principal	Value
Containers & Packaging (continued)
Flex Acquisition Company Incorporated 144A	7.88%	7-15-2026		$200,000	$201,500
Owens-Brockway Packaging Incorporated 144A«	6.38	8-15-2025		125,000	136,563
					438,813

Metals & Mining : 0.07%
Novelis Corporation 144A	5.88	9-30-2026		75,000	79,808
Novelis Corporation 144A	6.25	8-15-2024		25,000	26,219
					106,027

Real Estate : 0.91%
Equity REITs : 0.65%
CoreCivic Incorporated	4.63	5-1-2023		100,000	99,000
ESH Hospitality Incorporated 144A	4.63	10-1-2027		25,000	25,313
ESH Hospitality Incorporated 144A	5.25	5-1-2025		200,000	206,750
SBA Tower Trust 144A	2.84	1-15-2025		500,000	504,877
The Geo Group Incorporated	5.13	4-1-2023		125,000	117,188
The Geo Group Incorporated	5.88	10-15-2024		50,000	45,375
					998,503

Real Estate Management & Development : 0.26%
Washington Prime Group Incorporated	3.85	4-1-2020		400,000	400,000

Utilities : 0.77%
Electric Utilities : 0.26%
Oglethorpe Power Corporation	4.25	4-1-2046		400,000	401,047

Gas Utilities : 0.02%
Suburban Propane Partners LP	5.88	3-1-2027		25,000	26,000

Independent Power & Renewable Electricity Producers : 0.49%
NSG Holdings LLC 144A	7.75	12-15-2025		74,321	82,125
Pattern Energy Group Incorporated 144A	5.88	2-1-2024		325,000	334,344
TerraForm Global Operating LLC 144A	6.13	3-1-2026		25,000	26,000
TerraForm Power Operating LLC 144A	4.75	1-15-2030		25,000	25,438
TerraForm Power Operating LLC 144A	5.00	1-31-2028		275,000	290,760
					758,667

Total Corporate Bonds and Notes (Cost $28,924,506)					30,670,462

				Shares
Exchange-Traded Funds : 1.86%
iShares JPMorgan USD Emerging Markets Bond ETF				25,000	2,864,000

Total Exchange-Traded Funds (Cost $2,772,998)					2,864,000

				Principal
Foreign Corporate Bonds and Notes : 8.22%
Communication Services : 0.31%
Diversified Telecommunication Services : 0.31%
Global Switch Holdings Limited	2.25	5-31-2027	EUR	400,000	476,504

Consumer Discretionary : 1.31%
Auto Components : 0.31%
HP Pelzer Holding Gmbh 144A	4.13	4-1-2024	EUR	450,000	469,633

5

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Strategic Income Fund

	Interest rate	Maturity date	Principal		Value
Automobiles : 0.39%
Peugeot SA Company	2.00%	3-20-2025	EUR	500,000	$598,953

Diversified Consumer Services : 0.31%
Intertrust Group BV 144A	3.38	11-15-2025	EUR	400,000	471,114

Hotels, Restaurants & Leisure : 0.30%
Accor SA	1.25	1-25-2024	EUR	400,000	466,681

Consumer Staples : 1.53%
Food & Staples Retailing : 0.55%
Casino Guichard Perracho SA	3.58	2-7-2025	EUR	400,000	384,743
Tasty Bondco 1 SA 144A	6.25	5-15-2026	EUR	400,000	469,431
					854,174

Food Products : 0.67%
Danone SA	1.75	12-31-2099	EUR	400,000	461,019
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	500,000	564,417
					1,025,436

Household Products : 0.31%
Energizer Gamma Acquisition BV 144A	4.63	7-15-2026	EUR	400,000	474,479

Energy : 0.69%
Oil, Gas & Consumable Fuels : 0.69%
Eni SpA	1.13	9-19-2028	EUR	800,000	940,042
Total SA	3.88	12-29-2049	EUR	100,000	121,284
					1,061,326

Financials : 2.43%
Banks : 1.14%
Bankia SA	6.00	12-31-2099	EUR	600,000	710,484
Caixa Geral de Depositos SA «	5.75	6-28-2028	EUR	400,000	511,959
Caixa Geral de Depositos SA	10.75	12-31-2099	EUR	400,000	530,003
					1,752,446

Consumer Finance : 0.30%
FCA Bank SpA	1.00	11-15-2021	EUR	400,000	456,571

Diversified Financial Services : 0.69%
JAB Holdings BV	1.75	6-25-2026	EUR	400,000	475,688
LKQ European Holdings BV Company 144A	3.63	4-1-2026	EUR	500,000	590,407
					1,066,095

Thrifts & Mortgage Finance : 0.30%
Deutsche Pfandbriefbank AG	2.88	6-28-2027	EUR	400,000	459,645

Industrials : 0.97%
Commercial Services & Supplies : 0.61%
Paprec Holding SA 144A	4.00	3-31-2025	EUR	450,000	483,565
Prosegur Cash SA	1.38	2-4-2026	EUR	400,000	449,667
					933,232

Road & Rail : 0.36%
Europcar Groupe SA 144A	4.13	11-15-2024	EUR	500,000	555,241

6

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal		Value
Information Technology : 0.30%
IT Services : 0.30%
Capgemini SE	1.00%	10-18-2024	EUR	400,000	$463,949

Real Estate : 0.38%
Equity REITs : 0.30%
Unibail Rodamco SE	2.13	12-31-2099	EUR	400,000	459,547

Real Estate Management & Development : 0.08%
ATF Netherlands BV	1.50	7-15-2024	EUR	100,000	117,078

Utilities : 0.30%
Multi-Utilities : 0.30%
EP Infrastructure AS	1.66	4-26-2024	EUR	400,000	458,459

Total Foreign Corporate Bonds and Notes (Cost $12,432,673)					12,620,563

Foreign Government Bonds : 13.44%
Argentina ¤	0.00	5-28-2020	ARS	32,500,000	445,205
Bonos y Obligaciones del Estado 144A	0.25	7-30-2024	EUR	1,550,000	1,764,562
Bonos y Obligaciones del Estado	0.75	7-30-2021	EUR	770,000	879,783
Brazil	10.00	1-1-2021	BRL	2,440,000	637,608
Brazil	10.00	1-1-2023	BRL	2,765,000	763,851
Colombia	7.00	5-4-2022	COP	4,500,000,000	1,428,811
Indonesia	7.50	8-15-2032	IDR	13,500,000,000	967,825
Indonesia	7.00	5-15-2022	IDR	26,000,000,000	1,906,573
Italy Buoni Poliennali del Tesoro	0.05	4-15-2021	EUR	750,000	843,546
Malaysia	3.88	3-10-2022	MYR	6,000,000	1,493,949
Malaysia	3.96	9-15-2025	MYR	6,000,000	1,518,990
Mexico	6.50	6-9-2022	MXN	17,000,000	893,881
Mexico	6.50	6-9-2022	MXN	38,260,000	2,011,759
Republic of South Africa	6.75	3-31-2021	ZAR	20,325,000	1,449,816
Republic of South Africa	8.75	2-28-2048	ZAR	9,100,000	572,926
Romania	3.40	3-8-2022	RON	4,000,000	930,731
Russia	6.90	5-23-2029	RUB	125,000,000	2,122,767
Total Foreign Government Bonds (Cost $20,623,686)					20,632,583

			Shares
Investment Companies : 0.29%
Strategic Income Special Investment (Cayman) Limited (l)				38,248	452,476

Total Investment Companies (Cost $400,000)					452,476

			Principal
Loans : 2.51%
Communication Services : 0.88%
Media : 0.72%
Ancestry.com Incorporated (1 Month LIBOR +4.25%) ±	6.05	8-27-2026		$397,481	389,782
Charter Communications Operating LLC (1 Month LIBOR +1.75%) ±	3.55	4-30-2025		493,703	496,867
Gray Television Incorporated (1 Month LIBOR +2.50%) ±	4.20	1-2-2026		84,964	85,443
Mission Broadcasting Incorporated (1 Month LIBOR +2.25%) ±	3.94	1-17-2024		21,382	21,450
Nexstar Broadcasting Incorporated (1 Month LIBOR +2.25%) ±	4.05	1-17-2024		107,609	107,951
					1,101,493

7

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Strategic Income Fund

	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 0.16%
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±	4.31%	2-2-2024	$246,827	$244,421

Consumer Discretionary : 0.35%
Distributors : 0.19%
Spin Holdco Incorporated (3 Month LIBOR +3.25%) ±	5.25	11-14-2022	298,705	295,772

Hotels, Restaurants & Leisure : 0.16%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	4.05	8-8-2021	237,055	238,086

Financials : 0.32%
Capital Markets : 0.20%
Nexus Buyer LLC (1 Month LIBOR +3.75%) ±	5.46	11-9-2026	200,000	201,188
Tortoise Borrower LLC (1 Month LIBOR +3.50%) ±‡	5.30	1-31-2025	99,494	98,747
				299,935

Diversified Financial Services : 0.09%
Intelsat Jackson Holdings SA (6 Month LIBOR +3.75%) ±	5.68	11-27-2023	140,332	140,457

Insurance : 0.03%
HUB International Limited (3 Month LIBOR +4.00%) ±%%<	5.90	4-25-2025	25,000	25,230
USI Incorporated (1 Month LIBOR +4.00%) ±	5.80	12-2-2026	25,000	25,136
				50,366

Health Care : 0.20%
Pharmaceuticals : 0.20%
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%) ±	4.74	6-2-2025	309,003	310,548

Industrials : 0.11%
Commercial Services & Supplies : 0.01%
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±	4.06	9-19-2026	22,714	22,856

Machinery : 0.10%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	4.45	1-31-2024	148,639	149,383

Information Technology : 0.42%
Electronic Equipment, Instruments & Components : 0.39%
Dell International LLC (1 Month LIBOR +2.00%) ±	3.80	9-19-2025	586,140	589,733

Software : 0.03%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	5.30	7-24-2026	49,875	50,109

Materials : 0.13%
Containers & Packaging : 0.13%
RING Container Technologies (1 Month LIBOR +2.75%) ±	4.55	10-31-2024	198,975	199,224

Real Estate : 0.10%
Real Estate Management & Development : 0.10%
Capital Automotive LP (1 Month LIBOR +2.50%) ±	4.30	3-24-2024	159,526	159,875

Total Loans (Cost $3,855,218)				3,852,258

8

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 0.74%
Illinois : 0.61%
GO Revenue : 0.61%
Chicago IL Refunding Bonds Taxable Project Series E	6.05%	1-1-2029	$125,000	$131,823
Illinois Taxable Pension «	5.10	6-1-2033	750,000	808,523
				940,346

Maryland : 0.07%
Education Revenue : 0.07%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	100,000	100,251

Pennsylvania : 0.06%
Health Revenue : 0.06%
Quakertown PA General Authority USDA Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	100,000	100,013

Total Municipal Obligations (Cost $1,043,963)				1,140,610

Non-Agency Mortgage-Backed Securities : 35.05%
321 Henderson Receivables LLC Series 2013-2A Class A 144A	4.21	3-15-2062	984,405	1,068,451
321 Henderson Receivables LLC Series 2015-2A Class A 144A	3.87	3-15-2058	377,243	398,343
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	700,000	723,255
ALM Loan Funding Series 2016-18A Class A2R (3 Month LIBOR +1.65%) 144A±	3.65	1-15-2028	600,000	600,151
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	512,136	513,188
Arroyo Mortgage Trust Series 2019-1 Class A1 144A±±	3.81	1-25-2049	660,021	671,071
Arroyo Mortgage Trust Series 2019-2 Class A2 144A±±	3.50	4-25-2049	1,302,192	1,317,533
Avant Loans Funding Trust Series 2019-A Class A 144A	3.48	7-15-2022	466,039	467,732
Avery Point CLO Limited Series 2015-6A Class AR (3 Month LIBOR +1.05%) 144A±	2.94	8-5-2027	750,000	749,975
BB-UBS Trust Series 2012-TFT Class C 144A±±	3.47	6-5-2030	150,000	149,092
BCC Funding Corporation Series 2016-1 Class B 144A	2.73	4-20-2022	51,010	51,018
BCC Funding Corporation Series 2019-1A Class D 144A	3.94	7-20-2027	1,300,000	1,291,021
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	2.95	11-20-2028	1,500,000	1,499,996
BlueMountain CLO Limited Series 2015-3A Class A1R (3 Month LIBOR +1.00%) 144A±	2.97	4-20-2031	700,000	692,455
Bowman Park CLO Limited Series 2014-1A Class AR (3 Month LIBOR +1.18%) 144A±	3.09	11-23-2025	1,124,182	1,124,355
BX Trust Series 2019-11 Class D 144A	4.08	12-9-2041	500,000	508,165
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	427,727
CIFC Funding Limited Series 2018-1A Class B (3 Month LIBOR +1.40%) 144A±	3.40	4-18-2031	1,000,000	986,686
Citigroup Commercial Mortgage Trust Series 2018-C6 Class AS ±±	4.64	11-10-2051	1,000,000	1,121,452
CLI Funding LLC Series 2019-1A Class A 144A	3.71	5-18-2044	1,411,760	1,415,457
CLI Funding LLC Series 2019-1A Class B 144A	4.64	5-18-2044	564,711	569,002
Cole Park CLO Limited Series 2015-1A Class BR (3 Month LIBOR +1.60%) 144A±	3.57	10-20-2028	1,000,000	997,334
CommonBond Student Loan Trust Series 2018-CGS Class C 144A	4.35	2-25-2046	810,102	817,643
Consumer Lending Receivables LLC Series 2019-A Class A 144A	3.52	4-15-2026	644,917	648,093
Consumer Loan Underlying Bond Credit Trust Series 2018-P2 Class B 144A	4.10	10-15-2025	500,000	507,468
Consumer Loan Underlying Bond Credit Trust Series 2018-P3 Class A 144A	3.82	1-15-2026	493,652	497,854
Deephaven Residential Mortgage Trust Series 2019-1A Class A2 144A±±	3.90	1-25-2059	975,070	980,010

9

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Strategic Income Fund

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Deephaven Residential Mortgage Trust Series 2019-3A Class B1 144A±±	4.26%	7-25-2059	$500,000	$504,579
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	350,000	350,095
Ellington Financial Mortgage Trust Series 2019-1 Class M1 144A±±	3.59	6-25-2059	1,500,000	1,504,602
Foundation Finance Trust Series 2019-1A Class A 144A	3.86	11-15-2034	754,203	765,168
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.49	11-25-2023	400,000	408,061
GS Mortgage Security Trust Series 2014-GC22 Class AS	4.11	6-10-2047	1,450,000	1,520,516
GS Mortgage Security Trust Series 2018-LUAU Class B (1 Month LIBOR +1.40%) 144A±	3.14	11-15-2032	1,600,000	1,595,552
Harley Marine Financing LLC Barge Series 2018-1A Class A2 144A	5.68	5-15-2043	662,881	577,728
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	1,600,000	1,645,632
Marlette Funding Trust Series 2018-3A Class A 144A	3.20	9-15-2028	132,428	132,685
Marlette Funding Trust Series 2018-4A Class B 144A	4.21	12-15-2028	1,100,000	1,121,726
Marlette Funding Trust Series 2019-1A Class A 144A	3.44	4-16-2029	650,336	655,037
MidOcean Credit CLO Limited Series 2016-5A Class B1R (3 Month LIBOR +1.60%) 144A±	3.57	7-19-2028	500,000	494,142
Mosaic Solar Loans LLC Series 2019-2A Class A 144A	2.88	9-20-2040	493,851	493,250
MP CLO VIII Limited Series 2015-2A Class AR (3 Month LIBOR +0.91%) 144A±	2.85	10-28-2027	600,000	599,998
Navistar Financial Dealer Note Series 2018-1 Class D (1 Month LIBOR +1.55%) 144A±	3.34	9-25-2023	600,000	600,880
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A3 144A±±	4.14	11-25-2048	475,031	476,015
New Residential Mortgage Loan Trust Series 2019-NQM2 Class A1 144A±±	3.60	4-25-2049	807,091	812,974
Onemain Financial Issuance Trust Series 2019-1A Class D 144A	4.22	2-14-2031	1,100,000	1,138,120
Oxford Finance Funding Trust Series 2019-1A Class A2 144A	4.46	2-15-2027	800,000	811,541
Residential Mortgage Loan Trust Series 2019-3 Class M1 144A±±	3.26	9-25-2059	1,500,000	1,484,611
SoFi Consumer Loan Program Trust Series 2016-3 Class A 144A	3.05	12-26-2025	65,453	65,563
SoFi Consumer Loan Program Trust Series 2017-2 Class A 144A	3.28	2-25-2026	450,924	452,685
SoFi Consumer Loan Program Trust Series 2018-1 Class C 144A	3.97	2-25-2027	700,000	712,014
SoFi Consumer Loan Program Trust Series 2018-4 Class D 144A	4.76	11-26-2027	300,000	308,518
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	130,763	131,170
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	300,661
Store Master Funding LLC Series 2014-1A Class A2 144A	5.00	4-20-2044	97,208	102,230
Store Master Funding LLC Series 2015-1A Class A1 144A	3.75	4-20-2045	1,347,800	1,349,260
Taco Bell Funding LLC Series 2018-1A Class A21 144A	4.32	11-25-2048	990,000	1,012,948
TCI Symphony CLO Limited Series 2016-1A Class BR (3 Month LIBOR +1.65%) 144A±	3.65	10-13-2029	1,500,000	1,499,984
Textainer Marine Containers Limited Series 2017-1A Class B 144A	4.85	5-20-2042	129,070	130,520
Textainer Marine Containers Limited Series 2017-2A Class B 144A	4.75	6-20-2042	79,789	80,624
Venture CDO Limited Series 2016-23A Class AR (3 Month LIBOR +1.07%) 144A±	3.04	7-19-2028	700,000	698,106
Venture CDO Limited Series 2017-28A Class A2 (3 Month LIBOR +1.11%) 144A±	3.08	7-20-2030	1,180,000	1,173,515
Venture CDO Limited Series 2018-35A Class AS (3 Month LIBOR +1.15%) 144A±	3.10	10-22-2031	1,300,000	1,298,502
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.84	2-25-2059	717,853	725,132
Verus Securitization Trust Series 2019-1 Class M1 144A±±	4.03	12-25-2059	200,000	202,447
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	791,156	795,837
Verus Securitization Trust Series 2019-3 Class A2 144A	2.94	7-25-2059	1,796,057	1,798,114
Voya CLO Limited Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	2.90	1-18-2029	1,500,000	1,493,952
Voya CLO Limited Series 2019-1A Class A (3 Month LIBOR +1.17%) 144A±	3.17	4-15-2029	1,000,000	999,995
Total Non-Agency Mortgage-Backed Securities (Cost $53,417,802)				53,819,216

170

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2019 (unaudited)

		Expiration date	Shares	Value
Rights : 0.00%
Utilities : 0.00%
Independent Power & Renewable Electricity Producers : 0.00%
Vistra Energy Corporation †		12-31-2046	6,516	$6,516

Total Rights (Cost $6,785)				6,516

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 1.07%
U.S. Treasury Bond	2.25%	8-15-2049	$440,000	426,319
U.S. Treasury Note	1.75	11-15-2029	665,000	654,441
U.S. Treasury Note	2.38	5-15-2029	535,000	555,638
Total U.S. Treasury Securities (Cost $1,652,004)				1,636,398

Yankee Corporate Bonds and Notes : 5.17%
Communication Services : 0.29%
Diversified Telecommunication Services : 0.15%
Intelsat Luxembourg SA	8.13	6-1-2023	50,000	29,563
Telesat Canada Incorporated 144A	6.50	10-15-2027	200,000	208,500
				238,063

Wireless Telecommunication Services : 0.14%
Connect Finco SARL 144A	6.75	10-1-2026	200,000	213,000

Energy : 0.56%
Energy Equipment & Services : 0.05%
Valaris plc	5.75	10-1-2044	175,000	78,750

Oil, Gas & Consumable Fuels : 0.51%
Baytex Energy Corporation 144A	5.63	6-1-2024	425,000	386,750
Comision Federal de Electricidad 144A	4.75	2-23-2027	250,000	263,753
Petroleos Mexicanos Company 144A	6.84	1-23-2030	120,000	127,961
				778,464

Financials : 3.30%
Banks : 1.94%
ABN AMRO Bank NV 144A	4.75	7-28-2025	200,000	217,764
Banco Internacional del Peru 144A	3.25	10-4-2026	525,000	525,005
Credit Agricole SA 144A	8.13	12-29-2049	265,000	321,313
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	635,000	686,680
Itau Unibanco Holding SA (5 Year Treasury Constant Maturity +2.82%) 144A«±	4.50	11-21-2029	800,000	819,008
Perrigo Finance Unlimited Company	4.38	3-15-2026	400,000	412,580
				2,982,350

Diversified Financial Services : 0.17%
Intelsat Jackson Holdings SA	5.50	8-1-2023	275,000	236,236
Trivium Packaging Finance BV 144A	5.50	8-15-2026	25,000	26,344
				262,580

Insurance : 1.02%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	810,000	854,397
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	400,000	445,500

11

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Strategic Income Fund

		Interest rate	Maturity date	Principal	Value
Insurance (continued)
Validus Holdings Limited		8.88%	1-26-2040	$160,000	$258,253
					1,558,150

Thrifts & Mortgage Finance : 0.17%
Nationwide Building Society 144A		4.13	10-18-2032	250,000	260,072

Health Care : 0.77%
Pharmaceuticals : 0.77%
Bausch Health Companies Incorporated 144A		5.50	3-1-2023	11,000	11,055
Bausch Health Companies Incorporated 144A		5.50	11-1-2025	50,000	52,250
Bausch Health Companies Incorporated 144A		6.13	4-15-2025	225,000	232,477
Bausch Health Companies Incorporated 144A		7.00	3-15-2024	25,000	26,000
Teva Pharmaceutical Finance Netherlands I BV		2.20	7-21-2021	200,000	193,690
Teva Pharmaceutical Finance Netherlands II BV		4.50	3-1-2025	400,000	445,315
Teva Pharmaceutical Finance Netherlands III BV		4.10	10-1-2046	175,000	126,000
Teva Pharmaceutical Finance Netherlands III BV		6.75	3-1-2028	100,000	101,521
					1,188,308

Industrials : 0.25%
Commercial Services & Supplies : 0.14%
Ritchie Brothers Auctioneers Incorporated 144A		5.38	1-15-2025	200,000	208,500

Transportation Infrastructure : 0.11%
Asciano Finance Limited 144A		4.63	9-23-2020	170,000	172,550

Total Yankee Corporate Bonds and Notes (Cost $7,615,294)					7,940,787

Yankee Government Bonds : 1.43%
Commonwealth of Bahamas		6.00	11-21-2028	200,000	223,000
Federal Democratic Republic of Ethiopia		6.63	12-11-2024	200,000	215,639
Mongolia Government		5.63	5-1-2023	200,000	205,991
Province of Cordoba 144A		7.13	8-1-2027	550,000	382,250
Province of Santa Fe		7.00	3-23-2023	350,000	280,000
Republic of Angola		9.50	11-12-2025	400,000	467,550
Republic of Rwanda		6.63	5-2-2023	200,000	213,130
Republic of Sri Lanka		5.75	1-18-2022	200,000	200,700
Total Yankee Government Bonds (Cost $2,319,319)					2,188,260

		Yield		Shares
Short-Term Investments : 2.28%
Investment Companies : 2.28%
Securities Lending Cash Investments LLC (l)(r)(u)		1.73		2,366,420	2,366,657
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.55		1,137,594	1,137,594
Total Short-Term Investments (Cost $3,504,251)					3,504,251

Total investments in securities (Cost $150,416,320)	99.89%				153,391,524
Other assets and liabilities, net	0.11				162,090

Total net assets	100.00%				$153,553,614

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
‡	Security is valued using significant unobservable inputs.
%%	The security is purchased on a when-issued basis.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.

12

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2019 (unaudited)

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.

Abbreviations:

ARS	Argentine peso
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
GBP	Great British pound
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
REIT	Real estate investment trust
RON	Romanian leu
RUB	Russian ruble
ZAR	South African rand

13

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
U.S. Long Bond	20	3-20-2020	$3,178,034	$3,118,125	$0	$(59,909)
10-Year Ultra Futures	29	3-20-2020	4,131,341	4,080,391	0	(50,950)
2-Year U.S. Treasury Notes	52	3-31-2020	11,219,070	11,206,000	0	(13,070)
Short
Euro-Bund Futures	(33)	3-6-2020	(6,381,524)	(6,310,875)	70,649	0
Euro-Bund Futures	(194)	3-6-2020	(24,367,640)	(24,351,624)	16,016	0
Euro-Bund Futures	(54)	3-6-2020	(8,129,862)	(8,094,210)	35,652	0
U.S. Ultra Bond	(21)	3-20-2020	(3,940,738)	(3,814,781)	125,957	0
10-Year U.S. Treasury Notes	(87)	3-20-2020	(11,270,525)	(11,172,703)	97,822	0
5-Year U.S. Treasury Notes	(27)	3-31-2020	(3,212,320)	(3,202,453)	9,867	0

					$355,963	$(123,929)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,409,105 USD	4,850,000,000 COP	State Street Bank	1-21-2020	$0	$(65,295)
1,935,689 USD	27,450,000,000 IDR	State Street Bank	2-5-2020	0	(35,696)
751,153 GBP	885,000 EUR	State Street Bank	2-13-2020	891	0
13,705 GBP	18,017 USD	State Street Bank	2-13-2020	158	0
885,000 EUR	764,859 GBP	State Street Bank	2-13-2020	0	(19,066)
105,000,000 JPY	751,590 GBP	State Street Bank	2-14-2020	0	(28,359)
737,919 GBP	105,000,000 JPY	State Street Bank	2-14-2020	10,230	0
13,670 GBP	17,972 USD	State Street Bank	2-14-2020	157	0
1,351,670 USD	5,725,000 BRL	State Street Bank	3-4-2020	0	(68,231)
1,926,458 USD	28,600,000 ZAR	State Street Bank	3-9-2020	0	(97,861)
19,768,259 USD	17,607,000 EUR	Citibank	3-31-2020	0	(90,600)

				$11,436	$(405,108)

Centrally Cleared Credit Default Swaps

Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount	Value		Premiums paid	Unrealized gains	Unrealized losses
Sell protection
Markit CDX North America Investment Grade Index	5.00%	Quarterly	12-20-2023	1,440,000	USD	$128,262	$37,391	$90,871	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Strategic Income Special Investment (Cayman) Limited	0	38,248	0	38,248	$452,476	0.29%
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	1,264,839	17,598,776	(16,497,195)	2,366,420	2,366,657
Wells Fargo Government Money Market Fund Select Class	5,727,766	12,176,266	(16,766,438)	1,137,594	1,137,594
					3,504,251	2.28%

					$3,956,727	2.57%

Wells Fargo Strategic Income Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment

Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of December 31, 2019, the Fund had unfunded loan commitments of $25,313.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates and is subject to interest rate risk and/or foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$12,063,144	$0	$12,063,144
Corporate bonds and notes	0	30,670,462	0	30,670,462
Exchange-traded funds	2,864,000	0	0	2,864,000
Foreign corporate bonds and notes	0	12,620,563	0	12,620,563
Foreign government bonds	0	20,632,583	0	20,632,583
Investment companies	452,476	0	0	452,476
Loans	0	3,604,128	248,130	3,852,258
Municipal obligations	0	1,140,610	0	1,140,610
Non-agency mortgage-backed securities	0	53,819,216	0	53,819,216
Rights
Utilities	0	6,516	0	6,516

U.S. Treasury securities	1,636,398	0	0	1,636,398
Yankee corporate bonds and notes	0	7,940,787	0	7,940,787
Yankee government bonds	0	2,188,260	0	2,188,260
Short-term investments
Investment companies	3,504,251	0	0	3,504,251

	8,457,125	144,686,269	248,130	153,391,524
Futures contracts	355,963	0	0	355,963
Forward foreign currency contracts	0	11,436	0	11,436
Credit default swap contracts	0	90,871	0	90,871

Total assets	$8,813,088	$144,788,576	$248,130	$153,849,794

Liabilities
Futures contracts	$123,929	$0	$0	$123,929
Forward foreign currency contracts	0	405,108	0	405,108

Total liabilities	$123,929	$405,108	$0	$529,037

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts, forward foreign currency contracts and centrally cleared swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended December 31, 2019, the Fund had no material transfers into/out of Level 3.

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — December 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 98.83%
Communication Services : 14.14%
Diversified Telecommunication Services : 5.02%
AT&T Incorporated	110,920	$4,334,753
Verizon Communications Incorporated	281,120	17,260,768
		21,595,521

Media : 4.70%
Comcast Corporation Class A	450,200	20,245,494

Wireless Telecommunication Services : 4.42%
Shenandoah Telecommunications Company	457,657	19,043,108

Financials : 0.09%
Diversified Financial Services : 0.09%
A-Mark Precious Metals Incorporated †	46,795	386,995

Information Technology : 7.92%
IT Services : 7.92%
MasterCard Incorporated Class A	35,630	10,638,762
Visa Incorporated Class A	125,000	23,487,500
		34,126,262

Utilities : 76.68%
Electric Utilities : 44.07%
Alliant Energy Corporation	428,315	23,437,397
American Electric Power Company Incorporated	193,228	18,261,978
Duke Energy Corporation	80,932	7,381,808
Edison International	92,606	6,983,418
Entergy Corporation	55,638	6,665,432
Eversource Energy	425,000	36,154,750
Exelon Corporation	238,739	10,884,111
NextEra Energy Incorporated	136,807	33,129,183
Pinnacle West Capital Corporation	25,623	2,304,276
PNM Resources Incorporated	600,000	30,426,000
The Southern Company	115,729	7,371,937
Xcel Energy Incorporated	107,312	6,813,239
		189,813,529

Gas Utilities : 1.70%
Atmos Energy Corporation	24,469	2,737,102
South Jersey Industries Incorporated	138,960	4,582,901
		7,320,003

Multi-Utilities : 25.20%
Ameren Corporation	49,325	3,788,160
CenterPoint Energy Incorporated	93,050	2,537,474
CMS Energy Corporation	365,532	22,970,031
Consolidated Edison Incorporated	45,030	4,073,864
Dominion Energy Incorporated	264,827	21,932,972
DTE Energy Company	40,515	5,261,683
Public Service Enterprise Group Incorporated	200,000	11,810,000
Sempra Energy	200,000	30,296,000
WEC Energy Group Incorporated	63,442	5,851,256
		108,521,440

1

Portfolio of investments — December 31, 2019 (unaudited)	Wells Fargo Utility and Telecommunications Fund

			Shares	Value
Water Utilities : 5.71%
American Water Works Company Incorporated			200,000	$24,570,000

Total Common Stocks (Cost $193,127,131)				425,622,352

		Yield
Short-Term Investments : 1.23%
Investment Companies : 1.23%
Wells Fargo Government Money Market Fund Select Class (I)(u)		1.55%	5,309,910	5,309,910

Total Short-Term Investments (Cost $5,309,910)				5,309,910

Total investments in securities (Cost $198,437,041)	100.06%			430,932,262
Other assets and liabilities, net	(0.06)			(268,182)

Total net assets	100.00%			$430,664,080

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	137,186	45,446	(182,632)	0	$0
Wells Fargo Government Money Market Fund Select Class	10,518,041	51,439,330	(56,647,461)	5,309,910	5,309,910

					$5,309,910	1.23%

*	No longer held at the end of the period.

Wells Fargo Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2019 such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$60,884,123	$0	$0	$60,884,123
Financials	386,995	0	0	386,995
Information technology	34,126,262	0	0	34,126,262
Utilities	330,224,972	0	0	330,224,972
Short-term investments
Investment companies	5,309,910	0	0	5,309,910

Total assets	$430,932,262	$0	$0	$430,932,262

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.